UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07763

LITMAN GREGORY FUNDS TRUST

(Exact name of registrant as specified in charter)

2301 Rosecrans Avenue, Suite 2150

El Segundo, California

(Address of principal executive offices) (zip code)

(Name and address of agent for service)

John M. Coughlan

2301 Rosecrans Avenue, Suite 2150

El Segundo, California

Registrant’s telephone number, including area code: (925) 254-8999

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Institutional:

APAMX

iMGP APA Enhanced Income Municipal Fund

Annual Shareholder Report December 31, 2025

Fund Overview

This Annual Shareholder Report contains important information about iMGP APA Enhanced Income Municipal Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	0.60%

How did the Fund perform last year and what affected its performance?

  The Fund gained 4.86% over the full year, modestly lagging the 5.18% gain for the Bloomberg 1-15 Yr Municipal Bond Index.

  The Fund ended the period with a yield to worst of 4.3%.

  Full-year performance masks the range of challenges municipal bonds navigated in 2025. Early in the year, renewed threats to the tax exemption emerged, tariff-related concerns drove sharp volatility in April, and persistent supply pressures weighed on select parts of the curve.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	Bloomberg 1-15 Year Municipal Bond Index	Morningstar Muni National Intermediate Category
12/16/2024	$10,000	$10,000	$10,000
12/31/2024	$10,003	$9,925	$9,936
1/31/2025	$10,040	$9,993	$9,982
2/28/2025	$10,156	$10,091	$10,079
3/31/2025	$9,986	$9,964	$9,928
4/30/2025	$9,983	$9,902	$9,882
5/31/2025	$9,959	$9,958	$9,884
6/30/2025	$10,034	$10,034	$9,956
7/31/2025	$9,991	$10,059	$9,935
8/31/2025	$10,097	$10,143	$10,016
9/30/2025	$10,326	$10,294	$10,216
10/31/2025	$10,429	$10,383	$10,319
11/30/2025	$10,467	$10,411	$10,346
12/31/2025	$10,498	$10,439	$10,366

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 12/16/2024
Institutional	4.86%	4.75%
Bloomberg 1-15 Year Municipal Bond Index	5.18%	4.22%
Morningstar Muni National Intermediate Category	4.35%	3.54%

Key Fund Statistics

Total Net Assets	$18,101,102
# of Fund Holdings	81
Fund Turnover Rate	205%
Total Advisory Fees Paid	$0

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in U.S. dollar-denominated municipal bonds of intermediate maturities that are exempt from federal income tax.

Top 10 States

Texas	15.3%
Georgia	13.7%
Florida	10.2%
Ohio	7.1%
Illinois	6.1%
New York	6.0%
Massachusetts	4.4%
California	4.0%
Washington	3.9%
Pennsylvania	3.8%

Credit Rating

Value	Value
AAA	3.5%
AA	41.1%
A	43.7%
BBB	8.1%
Not Rated	3.6%

Maturity

% Weighted
1 to 3 Years
5.8%
3 to 5 Years
1.9%
5 to 10 Years
17.5%
Greater than 10 Years
70.2%
Other assets less liabilities
4.6%
0%
20%
40%
60%
80%

Value	Value
Other assets less liabilities	4.6%
Greater than 10 Years	70.2%
5 to 10 Years	17.5%
3 to 5 Years	1.9%
1 to 3 Years	5.8%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

IDMIX

iMGP Dolan McEniry Corporate Bond Fund

Annual Shareholder Report December 31, 2025

Fund Overview

This Annual Shareholder Report contains important information about iMGP Dolan McEniry Corporate Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$64	0.62%

How did the Fund perform last year and what affected its performance?

  The Fund gained 7.39% versus the Bloomberg U.S. Intermediate Credit benchmark return of 7.88%.

  The Fund’s performance was driven by security selection in high yield and investment grade sectors.

  The yield curve positioning and duration had a minimal effect on relative performance versus the benchmark.

  As of year-end, the Fund had a 14 basis point yield premium and similar duration versus the Bloomberg U.S Intermediate Credit.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	Bloomberg US Aggregate Bond Index	Bloomberg US Interm Credit Index
9/28/2018	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,000
10/31/2018	$9,939	$9,921	$9,958
11/30/2018	$9,950	$9,980	$9,966
12/31/2018	$9,923	$10,164	$10,075
1/31/2019	$10,156	$10,271	$10,236
2/28/2019	$10,244	$10,266	$10,271
3/31/2019	$10,418	$10,463	$10,433
4/30/2019	$10,480	$10,465	$10,478
5/31/2019	$10,539	$10,651	$10,588
6/30/2019	$10,689	$10,785	$10,745
7/31/2019	$10,738	$10,809	$10,767
8/31/2019	$10,898	$11,089	$10,953
9/30/2019	$10,901	$11,030	$10,927
10/31/2019	$10,987	$11,063	$10,991
11/30/2019	$10,989	$11,057	$10,992
12/31/2019	$11,039	$11,049	$11,034
1/31/2020	$11,176	$11,262	$11,193
2/29/2020	$11,218	$11,465	$11,307
3/31/2020	$10,426	$11,397	$10,775
4/30/2020	$10,829	$11,600	$11,145
5/31/2020	$11,056	$11,654	$11,332
6/30/2020	$11,228	$11,727	$11,494
7/31/2020	$11,441	$11,903	$11,653
8/31/2020	$11,460	$11,806	$11,652
9/30/2020	$11,434	$11,800	$11,636
10/31/2020	$11,419	$11,747	$11,637
11/30/2020	$11,573	$11,863	$11,761
12/31/2020	$11,646	$11,879	$11,816
1/31/2021	$11,628	$11,794	$11,776
2/28/2021	$11,554	$11,623	$11,680
3/31/2021	$11,482	$11,478	$11,571
4/30/2021	$11,568	$11,569	$11,651
5/31/2021	$11,591	$11,607	$11,713
6/30/2021	$11,635	$11,688	$11,752
7/31/2021	$11,690	$11,819	$11,841
8/31/2021	$11,692	$11,797	$11,822
9/30/2021	$11,641	$11,694	$11,760
10/31/2021	$11,570	$11,691	$11,696
11/30/2021	$11,510	$11,726	$11,683
12/31/2021	$11,546	$11,696	$11,695
1/31/2022	$11,312	$11,444	$11,484
2/28/2022	$11,223	$11,316	$11,368
3/31/2022	$11,022	$11,002	$11,102
4/30/2022	$10,747	$10,584	$10,800
5/31/2022	$10,820	$10,652	$10,894
6/30/2022	$10,500	$10,485	$10,699
7/31/2022	$10,849	$10,742	$10,934
8/31/2022	$10,648	$10,438	$10,714
9/30/2022	$10,328	$9,987	$10,370
10/31/2022	$10,382	$9,858	$10,327
11/30/2022	$10,614	$10,220	$10,639
12/31/2022	$10,614	$10,174	$10,631
1/31/2023	$10,840	$10,487	$10,882
2/28/2023	$10,636	$10,216	$10,674
3/31/2023	$10,776	$10,475	$10,894
4/30/2023	$10,851	$10,539	$10,975
5/31/2023	$10,808	$10,424	$10,893
6/30/2023	$10,833	$10,387	$10,865
7/31/2023	$10,905	$10,380	$10,923
8/31/2023	$10,920	$10,313	$10,908
9/30/2023	$10,765	$10,051	$10,765
10/31/2023	$10,666	$9,893	$10,690
11/30/2023	$11,096	$10,341	$11,066
12/31/2023	$11,397	$10,737	$11,368
1/31/2024	$11,416	$10,707	$11,390
2/29/2024	$11,327	$10,556	$11,289
3/31/2024	$11,448	$10,653	$11,390
4/30/2024	$11,290	$10,384	$11,238
5/31/2024	$11,412	$10,560	$11,393
6/30/2024	$11,524	$10,660	$11,473
7/31/2024	$11,682	$10,909	$11,700
8/31/2024	$11,829	$11,066	$11,849
9/30/2024	$11,968	$11,214	$11,999
10/31/2024	$11,810	$10,936	$11,813
11/30/2024	$11,927	$11,052	$11,911
12/31/2024	$11,838	$10,871	$11,824
1/31/2025	$11,906	$10,929	$11,898
2/28/2025	$12,035	$11,169	$12,062
3/31/2025	$12,030	$11,173	$12,098
4/30/2025	$12,087	$11,217	$12,177
5/31/2025	$12,157	$11,137	$12,192
6/30/2025	$12,350	$11,308	$12,350
7/31/2025	$12,347	$11,278	$12,362
8/31/2025	$12,455	$11,413	$12,509
9/30/2025	$12,538	$11,538	$12,595
10/31/2025	$12,583	$11,610	$12,645
11/30/2025	$12,667	$11,682	$12,732
12/31/2025	$12,713	$11,665	$12,755

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 9/28/2018
Institutional	7.39%	1.77%	3.36%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.14%
Bloomberg US Interm Credit Index	7.88%	1.54%	3.41%

Key Fund Statistics

Total Net Assets	$487,408,831
# of Fund Holdings	73
Fund Turnover Rate	15%
Total Advisory Fees Paid	$1,312,558

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a diversified portfolio of corporate investment grade bonds, corporate high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less.

Sector Weighting

Consumer, Non-cyclical	21.8%
Industrial	18.0%
Consumer, Cyclical	16.3%
Technology	13.3%
Communications	10.4%
Financial	8.1%
Government	5.1%
Basic Materials	2.5%
Cash & Other Short-Term Investments	4.5%

Credit Rating

Value	Value
AAA	5.3%
A	7.3%
BBB	69.0%
BB	16.3%
B	2.1%

Maturity

% Weighted
Less than 1 Year
5.0%
1 to 3 Years
19.2%
3 to 5 Years
30.3%
5 to 10 Years
41.0%
Other assets less liabilities
4.5%
0%
20%
40%
60%

Value	Value
Other assets less liabilities	4.5%
5 to 10 Years	41.0%
3 to 5 Years	30.3%
1 to 3 Years	19.2%
Less than 1 Year	5.0%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

MAHIX

iMPG Low Duration Income Fund

(formerly, iMGP High Income Fund)

Annual Shareholder Report December 31, 2025

Fund Overview

This Annual Shareholder Report contains important information about iMPG Low Duration Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$106	1.02%

How did the Fund perform last year and what affected its performance?

  The Fund gained 6.94% for the full year. The Fund underperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, which gained 7.30% on the year. It outpaced its secondary benchmark, the Bloomberg US Aggregate 1-3 Year Index (+5.39%).

  All sub-advisors had positive returns last year--with two sub-advisors realizing double-digit returns.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index	Morningstar Nontraditional Bond Category
9/28/2018	$10,000	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,000	$10,000
10/31/2018	$9,869	$9,921	$10,011	$9,941
11/30/2018	$9,901	$9,980	$10,040	$9,900
12/31/2018	$9,692	$10,164	$10,118	$9,833
1/31/2019	$9,960	$10,271	$10,158	$10,009
2/28/2019	$10,014	$10,266	$10,174	$10,075
3/31/2019	$10,092	$10,463	$10,241	$10,110
4/30/2019	$10,172	$10,465	$10,264	$10,188
5/31/2019	$10,125	$10,651	$10,336	$10,164
6/30/2019	$10,245	$10,785	$10,393	$10,266
7/31/2019	$10,296	$10,809	$10,390	$10,310
8/31/2019	$10,288	$11,089	$10,471	$10,283
9/30/2019	$10,355	$11,030	$10,467	$10,317
10/31/2019	$10,382	$11,063	$10,502	$10,346
11/30/2019	$10,416	$11,057	$10,502	$10,374
12/31/2019	$10,504	$11,049	$10,527	$10,494
1/31/2020	$10,562	$11,262	$10,586	$10,519
2/29/2020	$10,306	$11,465	$10,672	$10,450
3/31/2020	$9,055	$11,397	$10,715	$9,694
4/30/2020	$9,484	$11,600	$10,774	$9,883
5/31/2020	$9,774	$11,654	$10,794	$10,093
6/30/2020	$9,973	$11,727	$10,809	$10,223
7/31/2020	$10,204	$11,903	$10,825	$10,411
8/31/2020	$10,399	$11,806	$10,827	$10,483
9/30/2020	$10,418	$11,800	$10,826	$10,455
10/31/2020	$10,370	$11,747	$10,826	$10,472
11/30/2020	$10,910	$11,863	$10,837	$10,701
12/31/2020	$11,094	$11,879	$10,851	$10,838
1/31/2021	$11,147	$11,794	$10,855	$10,868
2/28/2021	$11,259	$11,623	$10,848	$10,890
3/31/2021	$11,330	$11,478	$10,843	$10,886
4/30/2021	$11,427	$11,569	$10,851	$10,958
5/31/2021	$11,488	$11,607	$10,864	$10,996
6/30/2021	$11,576	$11,688	$10,848	$11,035
7/31/2021	$11,619	$11,819	$10,867	$11,033
8/31/2021	$11,671	$11,797	$10,867	$11,064
9/30/2021	$11,682	$11,694	$10,858	$11,028
10/31/2021	$11,727	$11,691	$10,822	$11,018
11/30/2021	$11,700	$11,726	$10,813	$10,945
12/31/2021	$11,806	$11,696	$10,797	$11,004
1/31/2022	$11,634	$11,444	$10,720	$10,906
2/28/2022	$11,545	$11,316	$10,672	$10,800
3/31/2022	$11,519	$11,002	$10,527	$10,723
4/30/2022	$11,308	$10,584	$10,468	$10,574
5/31/2022	$11,207	$10,652	$10,532	$10,532
6/30/2022	$10,879	$10,485	$10,460	$10,268
7/31/2022	$11,173	$10,742	$10,515	$10,436
8/31/2022	$11,094	$10,438	$10,431	$10,370
9/30/2022	$10,734	$9,987	$10,303	$10,127
10/31/2022	$10,788	$9,858	$10,289	$10,141
11/30/2022	$10,997	$10,220	$10,375	$10,318
12/31/2022	$10,997	$10,174	$10,395	$10,302
1/31/2023	$11,342	$10,487	$10,480	$10,526
2/28/2023	$11,318	$10,216	$10,402	$10,439
3/31/2023	$11,349	$10,475	$10,552	$10,460
4/30/2023	$11,456	$10,539	$10,588	$10,505
5/31/2023	$11,484	$10,424	$10,557	$10,473
6/30/2023	$11,588	$10,387	$10,514	$10,556
7/31/2023	$11,726	$10,380	$10,559	$10,657
8/31/2023	$11,820	$10,313	$10,598	$10,643
9/30/2023	$11,765	$10,051	$10,592	$10,572
10/31/2023	$11,733	$9,893	$10,626	$10,516
11/30/2023	$12,038	$10,341	$10,749	$10,770
12/31/2023	$12,352	$10,737	$10,878	$11,004
1/31/2024	$12,427	$10,707	$10,922	$11,050
2/29/2024	$12,485	$10,556	$10,884	$11,084
3/31/2024	$12,631	$10,653	$10,928	$11,198
4/30/2024	$12,616	$10,384	$10,891	$11,147
5/31/2024	$12,776	$10,560	$10,970	$11,258
6/30/2024	$12,876	$10,660	$11,032	$11,300
7/31/2024	$13,022	$10,909	$11,162	$11,442
8/31/2024	$13,155	$11,066	$11,264	$11,537
9/30/2024	$13,302	$11,214	$11,358	$11,641
10/31/2024	$13,284	$10,936	$11,292	$11,585
11/30/2024	$13,441	$11,052	$11,331	$11,696
12/31/2024	$13,444	$10,871	$11,356	$11,658
1/31/2025	$13,555	$10,929	$11,407	$11,775
2/28/2025	$13,664	$11,169	$11,488	$11,853
3/31/2025	$13,616	$11,173	$11,541	$11,803
4/30/2025	$13,574	$11,217	$11,627	$11,760
5/31/2025	$13,690	$11,137	$11,613	$11,861
6/30/2025	$13,902	$11,308	$11,687	$12,001
7/31/2025	$13,930	$11,278	$11,686	$12,035
8/31/2025	$14,070	$11,413	$11,789	$12,143
9/30/2025	$14,198	$11,538	$11,828	$12,218
10/31/2025	$14,258	$11,610	$11,868	$12,246
11/30/2025	$14,381	$11,682	$11,924	$12,292
12/31/2025	$14,435	$11,665	$11,968	$12,319

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 9/28/2018
Institutional	6.94%	5.34%	5.14%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.14%
ICE BofA US High Yield Index	5.39%	1.98%	2.51%
Morningstar Nontraditional Bond Category	5.66%	2.62%	2.89%

Key Fund Statistics

Total Net Assets	$315,184,117
# of Fund Holdings	1,008
Fund Turnover Rate	97%
Total Advisory Fees Paid	$2,055,258

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a variety of equity and debt securities.

Asset Allocation

Corporate Bonds	41.9%
Bank Loans	19.8%
Asset-Backed Securities	17.3%
Mortgage-Backed Securities	12.0%
Short-Term Investments	4.8%
Government Securities & Agency Issue	4.5%
Other	-0.3%

Credit Rating

Value	Value
AAA	5.1%
AA	1.9%
A	9.9%
BBB	26.7%
BB	23.4%
B	20.1%
Below B	2.0%
Not Rated	10.9%

Maturity

% Weighted
Less than 1 Year
1 to 3 Years
3 to 5 Years
5 to 10 Years
Greater than 10 Years
Other assets less liabilities
4.6%
14.1%
17.2%
29.1%
31.0%
4.0%
0%
20%
40%

Value	Value
Other assets less liabilities	4.0%
Greater than 10 Years	31.0%
5 to 10 Years	29.1%
3 to 5 Years	17.2%
1 to 3 Years	14.1%
Less than 1 Year	4.6%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

PFSVX

iMGP Small Company Fund

Annual Shareholder Report December 31, 2025

Fund Overview

This Annual Shareholder Report contains important information about iMGP Small Company Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$121	1.21%

How did the Fund perform last year and what affected its performance?

  The Fund was flat for the full year (+0.01%), compared to 12.81% for the Russell 2000 benchmark and 7.74% for the Morningstar Small Blend peer group.

  Negative stock selection drove the Fund's underperformance, while sector allocation was a positive on the year.

  The largest detractors came from within the health care and technology sectors.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	Russell 2000 Index	Morningstar US Small Blend Category
7/31/2020	$10,000	$10,000	$10,000
7/31/2020	$10,000	$10,000	$10,000
8/31/2020	$10,140	$10,563	$10,440
9/30/2020	$9,970	$10,211	$10,046
10/31/2020	$10,180	$10,424	$10,266
11/30/2020	$11,710	$12,346	$11,930
12/31/2020	$12,710	$13,414	$12,862
1/31/2021	$12,770	$14,089	$13,284
2/28/2021	$14,230	$14,967	$14,347
3/31/2021	$14,940	$15,117	$14,807
4/30/2021	$15,220	$15,435	$15,257
5/31/2021	$15,340	$15,467	$15,449
6/30/2021	$14,790	$15,766	$15,451
7/31/2021	$14,670	$15,197	$15,213
8/31/2021	$14,830	$15,537	$15,527
9/30/2021	$14,410	$15,079	$15,106
10/31/2021	$14,870	$15,720	$15,754
11/30/2021	$14,510	$15,065	$15,262
12/31/2021	$15,209	$15,402	$15,930
1/31/2022	$14,308	$13,919	$14,754
2/28/2022	$14,830	$14,067	$14,875
3/31/2022	$14,503	$14,243	$14,938
4/30/2022	$13,193	$12,831	$13,757
5/31/2022	$13,152	$12,850	$13,907
6/30/2022	$12,200	$11,794	$12,734
7/31/2022	$13,141	$13,025	$13,948
8/31/2022	$12,660	$12,758	$13,482
9/30/2022	$11,535	$11,536	$12,224
10/31/2022	$13,080	$12,805	$13,578
11/30/2022	$14,022	$13,105	$14,122
12/31/2022	$13,172	$12,254	$13,325
1/31/2023	$14,298	$13,448	$14,549
2/28/2023	$14,114	$13,221	$14,362
3/31/2023	$13,500	$12,590	$13,748
4/30/2023	$12,937	$12,363	$13,466
5/31/2023	$13,019	$12,249	$13,222
6/30/2023	$14,595	$13,245	$14,312
7/31/2023	$15,188	$14,055	$15,022
8/31/2023	$15,168	$13,352	$14,480
9/30/2023	$14,410	$12,566	$13,714
10/31/2023	$13,960	$11,709	$12,910
11/30/2023	$14,820	$12,768	$13,966
12/31/2023	$16,431	$14,329	$15,460
1/31/2024	$15,791	$13,771	$15,034
2/29/2024	$16,928	$14,550	$15,735
3/31/2024	$17,689	$15,071	$16,339
4/30/2024	$16,586	$14,010	$15,342
5/31/2024	$17,215	$14,713	$16,066
6/30/2024	$16,762	$14,577	$15,809
7/31/2024	$18,649	$16,058	$17,204
8/31/2024	$18,318	$15,818	$17,038
9/30/2024	$18,241	$15,929	$17,142
10/31/2024	$18,142	$15,698	$16,835
11/30/2024	$20,272	$17,420	$18,510
12/31/2024	$18,780	$15,982	$17,130
1/31/2025	$19,435	$16,401	$17,642
2/28/2025	$18,150	$15,524	$16,767
3/31/2025	$16,684	$14,467	$15,748
4/30/2025	$15,913	$14,133	$15,298
5/31/2025	$16,672	$14,887	$16,101
6/30/2025	$17,494	$15,697	$16,798
7/31/2025	$17,970	$15,969	$17,007
8/31/2025	$18,870	$17,110	$18,052
9/30/2025	$18,535	$17,642	$18,183
10/31/2025	$18,471	$17,961	$18,075
11/30/2025	$18,767	$18,134	$18,445
12/31/2025	$18,782	$18,029	$18,445

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 7/31/2020
Institutional	0.01%	8.12%	12.33%
Russell 2000 Index	12.81%	6.09%	11.49%
Morningstar US Small Blend Category	7.74%	7.42%	11.91%

Key Fund Statistics

Total Net Assets	$56,914,074
# of Fund Holdings	67
Fund Turnover Rate	98%
Total Advisory Fees Paid	$242,603

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in equity securities of small-sized U.S. companies.

Top Ten Holdings

Perimeter Solutions, Inc.	4.5%
Valmont Industries, Inc.	2.9%
RBC Bearings, Inc.	2.7%
Repligen Corp.	2.5%
Onto Innovation, Inc.	2.4%
Ingevity Corp.	2.4%
Hayward Holdings, Inc.	2.2%
Novanta, Inc.	2.2%
Medpace Holdings, Inc.	2.2%
Hamilton Lane, Inc., Class A	2.1%

Region Weighting

Value	Value
North America	97.4%
Asia	1.1%
Cash & Other Short-Term Investments	1.5%

Sector Weighting

% Weighted
Industrials
Information Technology
Financials
Materials
Health Care
Consumer Discretionary
Real Estate
Energy
Cash & Other Short-Term Investments
27.1%
22.6%
14.8%
13.6%
10.2%
6.8%
2.6%
0.8%
1.5%
0%
20%
40%

Value	Value
Cash & Other Short-Term Investments	1.5%
Energy	0.8%
Real Estate	2.6%
Consumer Discretionary	6.8%
Health Care	10.2%
Materials	13.6%
Financials	14.8%
Information Technology	22.6%
Industrials	27.1%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

PCCE

Principal Listing Exchange: NYSE Arca

Polen Capital China Growth ETF

Annual Shareholder Report December 31, 2025

Fund Overview

This Annual Shareholder Report contains important information about Polen Capital China Growth ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Capital China Growth ETF	$111	1.00%

How did the Fund perform last year and what affected its performance?

  For the calendar year 2025, the Polen Capital China Growth ETF returned 21.83% (NAV).

  The MSCI China All Shares Index gained 28.94% over the same period.

  During the fourth quarter, underperformance was primarily driven by our stock selection in Communication Services and Information Technology sectors.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	MSCI China All Shares Index	Morningstar China Region Category
3/14/2024	$10,000	$10,000	$10,000
3/31/2024	$9,633	$9,834	$9,763
4/30/2024	$10,363	$10,301	$10,166
5/31/2024	$10,494	$10,422	$10,288
6/30/2024	$10,143	$10,164	$9,955
7/31/2024	$9,822	$10,093	$9,767
8/31/2024	$9,749	$10,091	$9,724
9/30/2024	$12,321	$12,431	$11,858
10/31/2024	$11,532	$11,775	$11,356
11/30/2024	$11,144	$11,395	$11,005
12/31/2024	$11,200	$11,566	$11,069
1/31/2025	$11,110	$11,530	$11,164
2/28/2025	$12,071	$12,459	$11,971
3/31/2025	$12,271	$12,633	$12,049
4/30/2025	$12,042	$12,147	$11,575
5/31/2025	$12,601	$12,480	$11,942
6/30/2025	$12,981	$12,927	$12,499
7/31/2025	$13,242	$13,525	$13,019
8/31/2025	$13,955	$14,497	$14,151
9/30/2025	$14,747	$15,572	$15,149
10/31/2025	$14,067	$15,195	$14,757
11/30/2025	$13,696	$14,829	$14,341
12/31/2025	$13,645	$14,913	$14,430

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 3/14/2024
ETF	21.83%	18.85%
MSCI China All Shares Index	28.94%	24.88%
Morningstar China Region Category	30.46%	22.54%

Key Fund Statistics

Total Net Assets	$1,636,558
# of Fund Holdings	32
Fund Turnover Rate	35%
Total Advisory Fees Paid	$15,918

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a portfolio of equity securities of Chinese companies.

Top Ten Holdings

Tencent Holdings Ltd.	12.7%
Alibaba Group Holding Ltd.	7.3%
Hong Kong Exchanges & Clearing Ltd.	6.7%
AIA Group Ltd.	6.4%
Contemporary Amperex Technology Co. Ltd., Class A	5.8%
Trip.com Group Ltd.	5.0%
NetEase, Inc.	4.2%
Ping An Insurance Group Co. of China Ltd., Class H	4.1%
Xiaomi Corp., Class B	3.8%
Tencent Music Entertainment Group - ADR	3.4%

Region Weighting

Value	Value
Asia	98.6%
Cash & Other Short-Term Investments	1.4%

Sector Weighting

% Weighted
Communication Services
21.5%
Consumer Discretionary
20.1%
Financials
17.2%
Industrials
11.4%
Information Technology
9.4%
Real Estate
8.1%
Health Care
6.6%
Consumer Staples
2.2%
Materials
2.1%
Cash & Other Short-Term Investments
1.4%
0%
20%
40%

Value	Value
Cash & Other Short-Term Investments	1.4%
Materials	2.1%
Consumer Staples	2.2%
Health Care	6.6%
Real Estate	8.1%
Information Technology	9.4%
Industrials	11.4%
Financials	17.2%
Consumer Discretionary	20.1%
Communication Services	21.5%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

PCEM

Principal Listing Exchange: NYSE Arca

Polen Capital Emerging Markets ex-China Growth ETF

Annual Shareholder Report December 31, 2025

Fund Overview

This Annual Shareholder Report contains important information about Polen Capital Emerging Markets ex-China Growth ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Capital Emerging Markets ex-China Growth ETF	$106	1.00%

How did the Fund perform last year and what affected its performance?

  For the calendar year 2025, the Polen Capital Emerging Markets ex-China Growth ETF returned 12.91% (NAV).

  The MSCI Emerging Markets ex-China Index gained 34.61% over the same period.

  In the fourth quarter, relative underperformance was due to security selection, although sector and country allocation were detractors as well.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	MSCI Emerging Markets ex China Index	Morningstar Diversified Emerging Markets Category
9/11/2024	$10,000	$10,000	$10,000
9/30/2024	$10,481	$10,463	$10,807
10/31/2024	$10,202	$10,058	$10,397
11/30/2024	$10,142	$9,729	$10,170
12/31/2024	$10,039	$9,614	$10,071
1/31/2025	$10,220	$9,818	$10,206
2/28/2025	$9,906	$9,445	$10,172
3/31/2025	$9,488	$9,449	$10,247
4/30/2025	$9,968	$9,813	$10,389
5/31/2025	$10,718	$10,295	$10,875
6/30/2025	$10,813	$11,010	$11,528
7/31/2025	$10,489	$11,100	$11,592
8/31/2025	$11,163	$11,075	$11,888
9/30/2025	$11,082	$11,741	$12,541
10/31/2025	$11,164	$12,657	$12,992
11/30/2025	$10,868	$12,360	$12,804
12/31/2025	$11,327	$12,941	$13,133

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 9/11/2024
ETF	12.91%	10.07%
MSCI Emerging Markets ex China Index	34.61%	21.83%
Morningstar Diversified Emerging Markets Category	30.19%	23.06%

Key Fund Statistics

Total Net Assets	$2,820,067
# of Fund Holdings	35
Fund Turnover Rate	43%
Total Advisory Fees Paid	$26,327

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in equity or equity-related securities of issuers that are located in an emerging market country excluding China.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Samsung Electronics Co. Ltd.	5.7%
Accton Technology Corp.	4.6%
Raia Drogasil SA	4.0%
Dlocal Ltd.	3.6%
MercadoLibre, Inc.	3.4%
Mobile World Investment Corp.	3.3%
MediaTek, Inc.	3.2%
WEG SA	3.2%
SK Square Co. Ltd.	3.2%

Region Weighting

Value	Value
Asia	66.1%
South America	19.4%
Africa	7.7%
Europe	6.2%
Cash & Other Short-Term Investments	0.6%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960.

At the recommendation of iM Global Partner Fund Management, LLC, the Fund’s investment adviser, the Board of Trustees of the Fund approved the liquidation and termination of the Fund. The Fund will create and redeem creation units through March 16, 2026, which will also be the last day of trading of the Fund’s shares on the NYSE Arca.

Sector Weighting

% Weighted
Information Technology
35.7%
Consumer Discretionary
18.8%
Industrials
16.7%
Financials
14.5%
Consumer Staples
6.3%
Communication Services
4.7%
Health Care
2.7%
Cash & Other Short-Term Investments
0.6%
0%
20%
40%

Value	Value
Cash & Other Short-Term Investments	0.6%
Health Care	2.7%
Communication Services	4.7%
Consumer Staples	6.3%
Financials	14.5%
Industrials	16.7%
Consumer Discretionary	18.8%
Information Technology	35.7%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

PCIG

Principal Listing Exchange: NYSE Arca

Polen Capital International Growth ETF

Annual Shareholder Report December 31, 2025

Fund Overview

This Annual Shareholder Report contains important information about Polen Capital International Growth ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Capital International Growth ETF	$85	0.85%

How did the Fund perform last year and what affected its performance?

  For the calendar year 2025, the Polen Capital International Growth ETF returned 0.04% (NAV).

  The ETF underperformed largely due to weaker stock selection in Technology, Financials, Consumer Discretionary, and Industrials.

  Sector positioning—a residual of bottom-up stock selection—was a modest tailwind to performance, driven by the overweight to Tech and the zero exposure to Consumer Staples.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	MSCI ACWI Ex USA Index	Morningstar Foreign Large Growth Category
3/14/2024	$10,000	$10,000	$10,000
3/31/2024	$9,972	$10,061	$10,020
4/30/2024	$9,305	$9,881	$9,601
5/31/2024	$9,461	$10,167	$10,043
6/30/2024	$9,604	$10,158	$9,993
7/31/2024	$9,695	$10,393	$10,150
8/31/2024	$9,959	$10,689	$10,509
9/30/2024	$9,903	$10,977	$10,611
10/31/2024	$9,295	$10,438	$10,127
11/30/2024	$9,671	$10,344	$10,201
12/31/2024	$9,199	$10,143	$9,876
1/31/2025	$9,837	$10,551	$10,386
2/28/2025	$9,723	$10,698	$10,457
3/31/2025	$9,197	$10,674	$10,146
4/30/2025	$9,373	$11,059	$10,571
5/31/2025	$9,724	$11,566	$11,116
6/30/2025	$9,879	$11,958	$11,459
7/31/2025	$9,439	$11,924	$11,138
8/31/2025	$9,297	$12,337	$11,394
9/30/2025	$9,416	$12,782	$11,704
10/31/2025	$9,579	$13,040	$11,808
11/30/2025	$9,132	$13,037	$11,614
12/31/2025	$9,203	$13,428	$11,786

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 3/14/2024
ETF	0.04%	(4.51%)
MSCI ACWI Ex USA Index	32.39%	17.80%
Morningstar Foreign Large Growth Category	19.45%	9.68%

Key Fund Statistics

Total Net Assets	$26,191,115
# of Fund Holdings	30
Fund Turnover Rate	36%
Total Advisory Fees Paid	$231,113

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a focused portfolio of common stocks of large capitalization companies in both developed and emerging markets.

Top Ten Holdings

Sage Group PLC	7.0%
SAP SE	6.8%
ASML Holding NV	6.1%
MercadoLibre, Inc.	6.1%
Shopify, Inc., Class A	5.4%
ICON PLC	5.1%
HDFC Bank Ltd. - ADR	4.9%
Tokyo Electron Ltd.	4.6%
Schneider Electric SE	4.0%
Monday.com Ltd.	3.7%

Region Weighting

Value	Value
Europe	38.3%
North America	29.5%
Asia	21.4%
South America	9.4%
Cash & Other Short-Term Investments	1.4%

Sector Weighting

% Weighted
Information Technology
39.6%
Financials
19.9%
Consumer Discretionary
16.2%
Health Care
9.9%
Industrials
6.9%
Communication Services
6.1%
Cash & Other Short-Term Investments
1.4%
0%
20%
40%

Value	Value
Cash & Other Short-Term Investments	1.4%
Communication Services	6.1%
Industrials	6.9%
Health Care	9.9%
Consumer Discretionary	16.2%
Financials	19.9%
Information Technology	39.6%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

BDVG

Principal Listing Exchange: NYSE Arca

iMGP Berkshire Dividend Growth ETF

Annual Shareholder Report December 31, 2025

Fund Overview

This Annual Shareholder Report contains important information about iMGP Berkshire Dividend Growth ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iMGP Berkshire Dividend Growth ETF	$59	0.55%

How did the Fund perform last year and what affected its performance?

  For the calendar year 2025, the Berkshire Dividend Growth ETF gained 14.13% (NAV).

  Solid selection within financials and materials contributed positively to returns.

  Underperformance of industrial stocks and underweight to communication services stocks hurt relative performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	Russell 1000 Index	Morningstar US Large Value Category	Russell 1000 Value Index
6/29/2023	$10,000	$10,000	$10,000	$10,000
6/30/2023	$10,094	$10,119	$10,083	$10,087
7/31/2023	$10,370	$10,467	$10,458	$10,442
8/31/2023	$10,030	$10,284	$10,194	$10,160
9/30/2023	$9,633	$9,801	$9,829	$9,768
10/31/2023	$9,414	$9,564	$9,545	$9,423
11/30/2023	$9,979	$10,457	$10,229	$10,134
12/31/2023	$10,456	$10,973	$10,782	$10,695
1/31/2024	$10,533	$11,126	$10,823	$10,706
2/29/2024	$10,843	$11,727	$11,175	$11,101
3/31/2024	$11,241	$12,103	$11,739	$11,656
4/30/2024	$10,795	$11,588	$11,265	$11,159
5/31/2024	$11,117	$12,134	$11,611	$11,512
6/30/2024	$11,102	$12,535	$11,571	$11,404
7/31/2024	$11,479	$12,718	$12,080	$11,987
8/31/2024	$11,728	$13,019	$12,352	$12,309
9/30/2024	$11,817	$13,297	$12,500	$12,479
10/31/2024	$11,729	$13,205	$12,382	$12,342
11/30/2024	$12,384	$14,055	$13,073	$13,130
12/31/2024	$11,647	$13,663	$12,308	$12,232
1/31/2025	$12,079	$14,098	$12,793	$12,798
2/28/2025	$12,302	$13,851	$12,861	$12,850
3/31/2025	$11,992	$13,050	$12,493	$12,493
4/30/2025	$11,647	$12,972	$12,103	$12,113
5/31/2025	$12,001	$13,800	$12,539	$12,538
6/30/2025	$12,365	$14,499	$12,999	$12,967
7/31/2025	$12,580	$14,821	$13,060	$13,041
8/31/2025	$12,971	$15,133	$13,526	$13,457
9/30/2025	$13,165	$15,658	$13,716	$13,658
10/31/2025	$13,149	$15,995	$13,692	$13,718
11/30/2025	$13,282	$16,034	$14,030	$14,082
12/31/2025	$13,292	$16,035	$14,150	$14,178

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 6/29/2023
ETF	14.13%	12.02%
Russell 1000 Index	17.37%	20.72%
Morningstar US Large Value Category	14.90%	14.81%
Russell 1000 Value Index	15.91%	14.94%

Key Fund Statistics

Total Net Assets	$8,649,884
# of Fund Holdings	37
Fund Turnover Rate	30%
Total Advisory Fees Paid	$48,224

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in common stocks of large-capitalization U.S. companies that pay dividends annually.

Top Ten Holdings

JPMorgan Chase & Co.	4.8%
AbbVie, Inc.	4.4%
Apple, Inc.	4.3%
Microsoft Corp.	4.1%
Bank of America Corp.	3.7%
Cisco Systems, Inc.	3.7%
iShares Russell 1000 Value ETF	3.6%
Norfolk Southern Corp.	3.1%
Waste Management, Inc.	2.9%
PPL Corp.	2.9%

Region Weighting

Value	Value
North America	86.4%
Europe	2.8%
Cash & Other Short-Term Investments	10.8%

Sector Weighting

% Weighted
Information Technology 19.0%
Financials 18.4%
Industrials 16.0%
Health Care 9.9%
Consumer Discretionary 6.9%
Consumer Staples 3.3%
Utilities 2.9%
Energy 2.3%
Real Estate 1.3%
Materials 0.5%
Exchange-Traded Funds 8.7%
Cash & Other Short-Term Investments 10.8%
0%
20%

Value	Value
Cash & Other Short-Term Investments	10.8%
Exchange-Traded Funds	8.7%
Materials	0.5%
Real Estate	1.3%
Energy	2.3%
Utilities	2.9%
Consumer Staples	3.3%
Consumer Discretionary	6.9%
Health Care	9.9%
Industrials	16.0%
Financials	18.4%
Information Technology	19.0%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

DBMF

Principal Listing Exchange: NYSE Arca

iMGP DBi Managed Futures Strategy ETF

Annual Shareholder Report December 31, 2025

Fund Overview

This Annual Shareholder Report contains important information about iMGP DBi Managed Futures Strategy ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iMGP DBi Managed Futures Strategy ETF	$91	0.85%

How did the Fund perform last year and what affected its performance?

  The Fund gained 13.85% using NAV during the full year.

  The majority of gains for the year came from positions in the Japanese yen and gold.

  Equity exposure also added to performance during the year.

  Whipsawing exposure to the interest rate curve detracted from performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	Bloomberg US Aggregate Bond Index	Morningstar Systematic Trend Category	SG CTA Index
5/7/2019	$10,000	$10,000	$10,000	$10,000
5/31/2019	$10,127	$10,149	$9,922	$9,888
6/30/2019	$10,272	$10,276	$10,126	$10,130
7/31/2019	$10,480	$10,299	$10,364	$10,491
8/31/2019	$11,268	$10,566	$10,809	$10,845
9/30/2019	$11,096	$10,509	$10,424	$10,499
10/31/2019	$10,995	$10,541	$10,173	$10,248
11/30/2019	$11,076	$10,536	$10,214	$10,338
12/31/2019	$11,076	$10,528	$10,148	$10,272
1/31/2020	$11,159	$10,731	$10,210	$10,358
2/29/2020	$10,954	$10,924	$10,062	$10,203
3/31/2020	$11,067	$10,860	$10,165	$10,217
4/30/2020	$11,271	$11,053	$10,176	$10,240
5/31/2020	$10,907	$11,104	$10,050	$10,142
6/30/2020	$10,703	$11,174	$9,947	$9,997
7/31/2020	$11,162	$11,341	$10,113	$10,254
8/31/2020	$11,124	$11,250	$10,097	$10,123
9/30/2020	$10,769	$11,243	$9,887	$9,927
10/31/2020	$10,779	$11,193	$9,823	$9,914
11/30/2020	$10,834	$11,303	$10,011	$10,037
12/31/2020	$11,279	$11,319	$10,413	$10,598
1/31/2021	$11,231	$11,237	$10,384	$10,470
2/28/2021	$11,808	$11,075	$10,704	$10,771
3/31/2021	$12,081	$10,937	$10,787	$10,866
4/30/2021	$12,310	$11,023	$11,048	$11,193
5/31/2021	$12,599	$11,059	$11,242	$11,409
6/30/2021	$12,503	$11,137	$11,080	$11,294
7/31/2021	$12,624	$11,262	$11,053	$11,326
8/31/2021	$12,432	$11,240	$11,005	$11,293
9/30/2021	$12,086	$11,143	$11,015	$11,360
10/31/2021	$12,671	$11,140	$11,287	$11,650
11/30/2021	$12,038	$11,173	$10,794	$11,217
12/31/2021	$12,385	$11,144	$10,928	$11,257
1/31/2022	$12,573	$10,904	$11,132	$11,498
2/28/2022	$12,795	$10,782	$11,337	$11,787
3/31/2022	$13,891	$10,483	$12,058	$12,700
4/30/2022	$15,353	$10,085	$12,661	$13,447
5/31/2022	$15,274	$10,150	$12,616	$13,432
6/30/2022	$15,634	$9,991	$12,676	$13,645
7/31/2022	$15,218	$10,235	$12,355	$13,227
8/31/2022	$15,549	$9,946	$12,706	$13,660
9/30/2022	$16,473	$9,516	$13,187	$14,204
10/31/2022	$16,688	$9,393	$13,221	$14,271
11/30/2022	$15,283	$9,738	$12,561	$13,545
12/31/2022	$15,242	$9,694	$12,515	$13,533
1/31/2023	$14,888	$9,992	$12,394	$13,424
2/28/2023	$14,914	$9,734	$12,603	$13,710
3/31/2023	$13,823	$9,981	$11,915	$12,831
4/30/2023	$13,964	$10,042	$12,142	$13,093
5/31/2023	$14,043	$9,933	$12,302	$13,358
6/30/2023	$14,506	$9,897	$12,479	$13,534
7/31/2023	$14,468	$9,890	$12,410	$13,390
8/31/2023	$14,473	$9,827	$12,313	$13,320
9/30/2023	$15,142	$9,577	$12,646	$13,775
10/31/2023	$15,092	$9,426	$12,574	$13,635
11/30/2023	$14,337	$9,853	$12,092	$13,167
12/31/2023	$13,913	$10,230	$11,969	$13,059
1/31/2024	$14,225	$10,202	$12,091	$13,195
2/29/2024	$14,749	$10,058	$12,634	$13,842
3/31/2024	$15,581	$10,151	$12,986	$14,325
4/30/2024	$16,198	$9,894	$13,177	$14,613
5/31/2024	$16,142	$10,062	$13,037	$14,305
6/30/2024	$16,460	$10,157	$12,823	$14,010
7/31/2024	$15,883	$10,395	$12,572	$13,693
8/31/2024	$15,366	$10,544	$12,154	$13,235
9/30/2024	$15,514	$10,685	$12,313	$13,388
10/31/2024	$14,883	$10,420	$11,819	$12,962
11/30/2024	$15,033	$10,530	$12,005	$13,200
12/31/2024	$14,912	$10,358	$12,135	$13,367
1/31/2025	$15,102	$10,413	$12,263	$13,450
2/28/2025	$14,763	$10,642	$12,043	$13,102
3/31/2025	$14,526	$10,646	$11,897	$13,030
4/30/2025	$14,463	$10,688	$11,381	$12,453
5/31/2025	$14,486	$10,612	$11,328	$12,232
6/30/2025	$14,890	$10,775	$11,455	$12,350
7/31/2025	$14,799	$10,746	$11,441	$12,372
8/31/2025	$15,018	$10,875	$11,693	$12,521
9/30/2025	$15,849	$10,993	$12,122	$13,007
10/31/2025	$16,454	$11,062	$12,263	$13,163
11/30/2025	$16,807	$11,131	$12,370	$13,194
12/31/2025	$16,977	$11,114	$12,592	$13,353

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 5/7/2019
ETF	13.85%	8.52%	8.28%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	1.60%
Morningstar Systematic Trend Category	3.58%	3.90%	3.55%
SG CTA Index	(0.11%)	4.73%	4.44%

Key Fund Statistics

Total Net Assets	$2,098,103,649
# of Fund Holdings	12
Fund Turnover Rate	0%
Total Advisory Fees Paid	$12,087,279

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a variety of equity and debt securities.

Fund Holdings

JPN YEN CURR FUT MAR26	(62.2%)
WTI CRUDEFUTURE MAR26	(0.4%)
US LONG BOND(CBT) MAR26	1.6%
MSCI EMGMKT MAR26	8.0%
S+P500 EMINI FUT MAR26	10.9%
MSCI EAFEMAR26	16.8%
GOLD 100 OZ FUTR FEB26	19.3%
US 10YR NOTE (CBT)MAR26	22.0%
US 2YR NOTE (CBT) MAR26	51.4%
TREASURY BILL	76.8%
EURO FX CURR FUT MAR26	78.2%

Asset Class Exposure

Value	Value
Emerging Market Equities	8.0%
US Equities	10.9%
Currencies	16.1%
International Developed Equities	16.8%
Commodities	19.0%
Fixed Income	75.0%
Treasury Bill	76.7%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

MSEFX

iMGP Global Select Fund

Annual Shareholder Report December 31, 2025

Fund Overview

This Annual Shareholder Report contains important information about iMGP Global Select Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$101	0.98%

How did the Fund perform last year and what affected its performance?

  The Fund gained 5.15% during the full year.

   The Fund's underperformance was mainly due to security selection.

  Selection within the industrials sector had the largest negative impact on returns.

  The Fund's overweight and selection effect in health care stocks hurt relative performance during the year.

  Selection and allocation within the consumer discretionary and utilities were positive for the Fund, however, not enough to offset negative impacts in other sectors.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	MSCI World Index	Morningstar Global Large-Stock Blend Category	MSCI All Country World Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,291	$9,402	$9,491	$9,397
2/29/2016	$9,254	$9,332	$9,444	$9,332
3/31/2016	$9,988	$9,965	$10,063	$10,024
4/30/2016	$10,255	$10,123	$10,201	$10,172
5/31/2016	$10,404	$10,180	$10,256	$10,185
6/30/2016	$10,124	$10,066	$10,207	$10,123
7/31/2016	$10,566	$10,491	$10,618	$10,559
8/31/2016	$10,734	$10,499	$10,623	$10,595
9/30/2016	$10,784	$10,555	$10,692	$10,660
10/31/2016	$10,609	$10,351	$10,433	$10,479
11/30/2016	$11,194	$10,500	$10,518	$10,558
12/31/2016	$11,198	$10,751	$10,694	$10,786
1/31/2017	$11,580	$11,011	$10,986	$11,081
2/28/2017	$11,751	$11,316	$11,258	$11,392
3/31/2017	$11,718	$11,437	$11,397	$11,532
4/30/2017	$11,849	$11,606	$11,592	$11,711
5/31/2017	$11,909	$11,851	$11,845	$11,970
6/30/2017	$12,080	$11,897	$11,900	$12,024
7/31/2017	$12,448	$12,182	$12,173	$12,360
8/31/2017	$12,435	$12,199	$12,202	$12,408
9/30/2017	$12,830	$12,473	$12,431	$12,647
10/31/2017	$13,126	$12,708	$12,655	$12,910
11/30/2017	$13,343	$12,984	$12,893	$13,160
12/31/2017	$13,567	$13,159	$13,077	$13,372
1/31/2018	$14,490	$13,854	$13,712	$14,127
2/28/2018	$14,028	$13,280	$13,109	$13,533
3/31/2018	$13,737	$12,991	$12,932	$13,244
4/30/2018	$13,751	$13,140	$13,007	$13,370
5/31/2018	$13,943	$13,222	$13,068	$13,387
6/30/2018	$13,936	$13,216	$13,002	$13,314
7/31/2018	$14,341	$13,629	$13,382	$13,716
8/31/2018	$14,625	$13,797	$13,442	$13,824
9/30/2018	$14,533	$13,874	$13,462	$13,884
10/31/2018	$13,141	$12,856	$12,466	$12,843
11/30/2018	$13,446	$13,002	$12,674	$13,031
12/31/2018	$12,222	$12,013	$11,758	$12,113
1/31/2019	$13,597	$12,948	$12,667	$13,070
2/28/2019	$13,906	$13,337	$13,010	$13,419
3/31/2019	$13,939	$13,512	$13,158	$13,588
4/30/2019	$14,728	$13,991	$13,582	$14,047
5/31/2019	$13,654	$13,184	$12,810	$13,214
6/30/2019	$14,557	$14,053	$13,613	$14,079
7/31/2019	$14,630	$14,122	$13,620	$14,120
8/31/2019	$14,012	$13,833	$13,389	$13,785
9/30/2019	$14,158	$14,128	$13,648	$14,075
10/31/2019	$14,459	$14,487	$13,948	$14,460
11/30/2019	$15,127	$14,891	$14,272	$14,813
12/31/2019	$15,589	$15,337	$14,732	$15,335
1/31/2020	$15,393	$15,244	$14,526	$15,166
2/29/2020	$14,230	$13,955	$13,436	$13,941
3/31/2020	$11,752	$12,108	$11,563	$12,059
4/30/2020	$13,342	$13,431	$12,712	$13,350
5/31/2020	$14,132	$14,080	$13,286	$13,931
6/30/2020	$14,416	$14,452	$13,615	$14,376
7/31/2020	$15,056	$15,144	$14,292	$15,137
8/31/2020	$16,015	$16,156	$15,057	$16,063
9/30/2020	$15,500	$15,598	$14,664	$15,545
10/31/2020	$15,704	$15,120	$14,292	$15,167
11/30/2020	$17,721	$17,053	$15,984	$17,037
12/31/2020	$18,631	$17,776	$16,734	$17,828
1/31/2021	$18,531	$17,599	$16,640	$17,747
2/28/2021	$19,752	$18,050	$17,068	$18,158
3/31/2021	$20,242	$18,651	$17,608	$18,643
4/30/2021	$21,593	$19,519	$18,312	$19,458
5/31/2021	$21,653	$19,800	$18,639	$19,761
6/30/2021	$21,723	$20,095	$18,759	$20,021
7/31/2021	$21,813	$20,455	$18,903	$20,159
8/31/2021	$22,214	$20,964	$19,282	$20,664
9/30/2021	$21,573	$20,094	$18,441	$19,810
10/31/2021	$22,524	$21,232	$19,369	$20,821
11/30/2021	$21,223	$20,767	$18,840	$20,320
12/31/2021	$21,938	$21,654	$19,571	$21,133
1/31/2022	$20,585	$20,508	$18,564	$20,095
2/28/2022	$20,118	$19,990	$18,089	$19,576
3/31/2022	$19,779	$20,538	$18,371	$20,000
4/30/2022	$17,702	$18,832	$17,071	$18,399
5/31/2022	$17,679	$18,846	$17,191	$18,420
6/30/2022	$15,987	$17,214	$15,816	$16,868
7/31/2022	$17,235	$18,581	$16,877	$18,046
8/31/2022	$16,419	$17,804	$16,196	$17,381
9/30/2022	$14,493	$16,149	$14,725	$15,717
10/31/2022	$15,310	$17,308	$15,665	$16,666
11/30/2022	$16,722	$18,512	$16,956	$17,958
12/31/2022	$16,339	$17,726	$16,272	$17,252
1/31/2023	$17,577	$18,980	$17,396	$18,488
2/28/2023	$17,027	$18,524	$16,875	$17,958
3/31/2023	$17,500	$19,096	$17,306	$18,512
4/30/2023	$17,913	$19,431	$17,547	$18,778
5/31/2023	$17,302	$19,237	$17,204	$18,577
6/30/2023	$18,295	$20,400	$18,144	$19,656
7/31/2023	$18,861	$21,085	$18,671	$20,375
8/31/2023	$18,096	$20,582	$18,118	$19,806
9/30/2023	$17,256	$19,694	$17,348	$18,987
10/31/2023	$16,721	$19,123	$16,818	$18,416
11/30/2023	$18,265	$20,915	$18,244	$20,116
12/31/2023	$19,159	$21,942	$19,170	$21,082
1/31/2024	$18,920	$22,205	$19,142	$21,206
2/29/2024	$19,429	$23,147	$19,884	$22,116
3/31/2024	$19,748	$23,891	$20,508	$22,810
4/30/2024	$18,857	$23,003	$19,780	$22,057
5/31/2024	$19,095	$24,030	$20,612	$22,953
6/30/2024	$18,936	$24,519	$20,747	$23,464
7/31/2024	$19,907	$24,952	$21,217	$23,843
8/31/2024	$20,336	$25,611	$21,725	$24,448
9/30/2024	$20,575	$26,080	$22,116	$25,016
10/31/2024	$19,764	$25,563	$21,548	$24,455
11/30/2024	$20,782	$26,736	$22,277	$25,369
12/31/2024	$19,797	$26,039	$21,550	$24,769
1/31/2025	$20,548	$26,958	$22,303	$25,600
2/28/2025	$20,326	$26,764	$22,222	$25,446
3/31/2025	$19,677	$25,572	$21,472	$24,441
4/30/2025	$19,370	$25,800	$21,617	$24,669
5/31/2025	$20,155	$27,327	$22,791	$26,087
6/30/2025	$20,445	$28,506	$23,704	$27,258
7/31/2025	$20,275	$28,873	$23,798	$27,628
8/31/2025	$20,633	$29,626	$24,365	$28,310
9/30/2025	$20,906	$30,578	$25,058	$29,336
10/31/2025	$20,872	$31,191	$25,355	$29,992
11/30/2025	$20,701	$31,279	$25,449	$29,989
12/31/2025	$20,817	$31,532	$25,662	$30,302

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional	5.15%	2.24%	7.61%
MSCI World Index	21.09%	12.15%	12.17%
Morningstar Global Large-Stock Blend Category	19.16%	8.84%	9.85%
MSCI All Country World Index	22.34%	11.19%	11.72%

Key Fund Statistics

Total Net Assets	$85,461,073
# of Fund Holdings	34
Fund Turnover Rate	81%
Total Advisory Fees Paid	$498,799

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in equity securities of U.S. and non-U.S. companies.

Top Ten Holdings

Microsoft Corp.	6.8%
Samsung Electronics Co. Ltd., Class (Preference Shares)	5.2%
Visa, Inc., Class A	4.8%
Zoetis, Inc.	4.4%
Amazon.com, Inc.	4.2%
Shopify, Inc., Class A	3.8%
McKesson Corp.	3.6%
Franco-Nevada Corp.	3.6%
Brookfield Corp.	3.5%
Chubb Ltd.	3.3%

Region Weighting

Value	Value
North America	81.3%
Europe	9.5%
Asia	7.9%
Cash & Other Short-Term Investments	1.3%

Sector Weighting

% Weighted
Financials 25.5%
Information Technology 24.9%
Health Care 22.7%
Communication Services 6.0%
Industrials 4.8%
Consumer Discretionary 4.2%
Materials 3.6%
Energy 2.8%
Consumer Staples 2.3%
Real Estate 1.9%
Cash & Other Short-Term Investments 1.3%
0%
20%
40%

Value	Value
Cash & Other Short-Term Investments	1.3%
Real Estate	1.9%
Consumer Staples	2.3%
Energy	2.8%
Materials	3.6%
Consumer Discretionary	4.2%
Industrials	4.8%
Communication Services	6.0%
Health Care	22.7%
Information Technology	24.9%
Financials	25.5%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

MSILX

iMGP International Fund

Annual Shareholder Report December 31, 2025

Fund Overview

This Annual Shareholder Report contains important information about iMGP International Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$144	1.25%

How did the Fund perform last year and what affected its performance?

  The Fund gained 30.21% during the full year compared to a 31.22% gain for the MSCI EAFE Index.

  The Fund benefited from security selection but sector allocation offset the benefit.

  Strong returns of industrials positions were the main contributor.

  An overweight to technology stocks and underweight to financials hurt relative returns from a sector standpoint.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	MSCI EAFE Index	Morningstar Foreign Large Blend Category
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,256	$9,277	$9,415
2/29/2016	$9,051	$9,107	$9,176
3/31/2016	$9,603	$9,699	$9,806
4/30/2016	$9,560	$9,980	$9,965
5/31/2016	$9,554	$9,890	$9,957
6/30/2016	$8,977	$9,558	$9,702
7/31/2016	$9,392	$10,042	$10,116
8/31/2016	$9,454	$10,049	$10,167
9/30/2016	$9,659	$10,173	$10,301
10/31/2016	$9,473	$9,965	$10,075
11/30/2016	$9,293	$9,766	$9,855
12/31/2016	$9,539	$10,100	$10,067
1/31/2017	$9,829	$10,393	$10,408
2/28/2017	$10,010	$10,542	$10,534
3/31/2017	$10,320	$10,832	$10,848
4/30/2017	$10,662	$11,107	$11,141
5/31/2017	$11,056	$11,515	$11,519
6/30/2017	$10,953	$11,495	$11,528
7/31/2017	$11,392	$11,826	$11,873
8/31/2017	$11,179	$11,822	$11,901
9/30/2017	$11,483	$12,116	$12,145
10/31/2017	$11,437	$12,300	$12,342
11/30/2017	$11,424	$12,429	$12,431
12/31/2017	$11,791	$12,628	$12,626
1/31/2018	$12,483	$13,262	$13,251
2/28/2018	$11,811	$12,663	$12,621
3/31/2018	$11,658	$12,435	$12,519
4/30/2018	$11,825	$12,719	$12,672
5/31/2018	$11,731	$12,433	$12,466
6/30/2018	$11,612	$12,281	$12,252
7/31/2018	$11,751	$12,584	$12,535
8/31/2018	$11,352	$12,341	$12,291
9/30/2018	$11,266	$12,448	$12,349
10/31/2018	$10,268	$11,457	$11,334
11/30/2018	$10,188	$11,442	$11,364
12/31/2018	$9,338	$10,887	$10,784
1/31/2019	$10,243	$11,602	$11,552
2/28/2019	$10,671	$11,898	$11,806
3/31/2019	$10,799	$11,973	$11,889
4/30/2019	$11,388	$12,310	$12,216
5/31/2019	$10,363	$11,719	$11,580
6/30/2019	$11,026	$12,414	$12,241
7/31/2019	$10,966	$12,256	$12,029
8/31/2019	$10,705	$11,939	$11,776
9/30/2019	$11,006	$12,281	$12,085
10/31/2019	$11,448	$12,722	$12,489
11/30/2019	$11,649	$12,866	$12,646
12/31/2019	$12,182	$13,284	$13,098
1/31/2020	$11,374	$13,006	$12,755
2/29/2020	$10,360	$11,831	$11,791
3/31/2020	$8,172	$10,252	$10,030
4/30/2020	$8,841	$10,914	$10,745
5/31/2020	$9,152	$11,389	$11,249
6/30/2020	$9,401	$11,777	$11,655
7/31/2020	$9,815	$12,051	$12,028
8/31/2020	$10,443	$12,671	$12,586
9/30/2020	$10,077	$12,342	$12,331
10/31/2020	$9,815	$11,849	$11,931
11/30/2020	$11,989	$13,686	$13,562
12/31/2020	$12,794	$14,322	$14,264
1/31/2021	$12,413	$14,169	$14,143
2/28/2021	$13,211	$14,487	$14,462
3/31/2021	$13,507	$14,820	$14,799
4/30/2021	$13,910	$15,266	$15,224
5/31/2021	$14,390	$15,764	$15,731
6/30/2021	$13,903	$15,587	$15,559
7/31/2021	$13,818	$15,704	$15,561
8/31/2021	$14,051	$15,981	$15,822
9/30/2021	$13,825	$15,517	$15,265
10/31/2021	$14,517	$15,899	$15,685
11/30/2021	$13,408	$15,159	$14,991
12/31/2021	$14,298	$15,935	$15,660
1/31/2022	$13,689	$15,165	$15,076
2/28/2022	$13,066	$14,897	$14,609
3/31/2022	$12,765	$14,993	$14,558
4/30/2022	$11,907	$14,023	$13,656
5/31/2022	$12,208	$14,128	$13,849
6/30/2022	$11,086	$12,817	$12,642
7/31/2022	$11,607	$13,456	$13,205
8/31/2022	$10,844	$12,817	$12,534
9/30/2022	$9,598	$11,618	$11,366
10/31/2022	$10,309	$12,242	$11,913
11/30/2022	$11,504	$13,621	$13,407
12/31/2022	$11,212	$13,632	$13,183
1/31/2023	$12,433	$14,736	$14,276
2/28/2023	$12,211	$14,429	$13,852
3/31/2023	$12,603	$14,786	$14,210
4/30/2023	$12,780	$15,204	$14,533
5/31/2023	$12,300	$14,560	$14,006
6/30/2023	$12,987	$15,223	$14,623
7/31/2023	$13,239	$15,715	$15,050
8/31/2023	$12,729	$15,113	$14,480
9/30/2023	$12,137	$14,597	$13,967
10/31/2023	$11,235	$14,005	$13,484
11/30/2023	$12,544	$15,305	$14,599
12/31/2023	$13,163	$16,118	$15,333
1/31/2024	$13,014	$16,211	$15,220
2/29/2024	$13,582	$16,508	$15,638
3/31/2024	$14,045	$17,051	$16,139
4/30/2024	$13,365	$16,614	$15,724
5/31/2024	$13,821	$17,258	$16,429
6/30/2024	$13,604	$16,979	$16,163
7/31/2024	$13,806	$17,477	$16,630
8/31/2024	$14,194	$18,046	$17,125
9/30/2024	$14,142	$18,212	$17,340
10/31/2024	$13,343	$17,222	$16,509
11/30/2024	$13,335	$17,124	$16,504
12/31/2024	$13,088	$16,735	$16,066
1/31/2025	$13,973	$17,614	$16,760
2/28/2025	$14,252	$17,956	$17,136
3/31/2025	$13,632	$17,883	$17,109
4/30/2025	$14,237	$18,702	$17,699
5/31/2025	$15,144	$19,558	$18,544
6/30/2025	$15,772	$19,989	$19,089
7/31/2025	$15,583	$19,708	$18,760
8/31/2025	$15,901	$20,549	$19,467
9/30/2025	$16,339	$20,942	$20,013
10/31/2025	$16,543	$21,188	$20,208
11/30/2025	$16,634	$21,320	$20,359
12/31/2025	$17,042	$21,959	$20,886

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional	30.21%	5.90%	5.48%
MSCI EAFE Index	31.22%	8.92%	8.18%
Morningstar Foreign Large Blend Category	30.11%	7.95%	7.67%

Key Fund Statistics

Total Net Assets	$124,939,834
# of Fund Holdings	70
Fund Turnover Rate	99%
Total Advisory Fees Paid	$1,435,819

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in the securities of companies organized or located outside of the United States, including large-, mid-, and small-capitalization companies.

Top Ten Holdings

ASML Holding NV	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0%
Societe Generale SA	3.0%
SAP SE	2.9%
Phoenix Financial Ltd.	2.8%
Shopify, Inc., Class A	2.6%
MercadoLibre, Inc.	2.5%
Sage Group PLC	2.4%
Compass Group PLC	2.1%
ICON PLC	2.1%

Region Weighting

Value	Value
Europe	61.3%
Asia	16.4%
North America	12.7%
South America	4.5%
Africa	1.3%
Oceania	0.7%
Cash & Other Short-Term Investments	3.1%

Sector Weighting

% Weighted
Information Technology
21.9%
Financials
18.4%
Consumer Discretionary
13.5%
Health Care
11.9%
Industrials
11.3%
Consumer Staples
8.2%
Materials
4.6%
Communication Services
4.0%
Utilities
1.9%
Energy
1.2%
Cash & Other Short-Term Investments
3.1%
0%
20%
40%

Value	Value
Cash & Other Short-Term Investments	3.1%
Energy	1.2%
Utilities	1.9%
Communication Services	4.0%
Materials	4.6%
Consumer Staples	8.2%
Industrials	11.3%
Health Care	11.9%
Consumer Discretionary	13.5%
Financials	18.4%
Information Technology	21.9%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

PCGG

Principal Listing Exchange: NYSE Arca

Polen Capital Global Growth ETF

Annual Shareholder Report December 31, 2025

Fund Overview

This Annual Shareholder Report contains important information about Polen Capital Global Growth ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Capital Global Growth ETF	$86	0.85%

How did the Fund perform last year and what affected its performance?

  For the calendar year 2025, the Polen Capital Global Growth ETF returned 1.53% (NAV).

  The ETF underperformed the Index for the period driven by a combination of stock selection and relative sector positioning—a residual of bottom-up stock selection.

  In terms of sector selection, Technology weighed the most on relative performance as the AI narrative definitively favored Semis (“AI winners”) over Software and Services (“AI losers”).

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	MSCI All Country World Index	Morningstar Global Large-Stock Growth
8/29/2023	$10,000	$10,000	$10,000
8/31/2023	$10,052	$10,027	$10,003
9/30/2023	$9,427	$9,612	$9,451
10/31/2023	$9,209	$9,323	$9,133
11/30/2023	$10,260	$10,184	$10,102
12/31/2023	$10,503	$10,673	$10,652
1/31/2024	$10,823	$10,736	$10,689
2/29/2024	$11,257	$11,196	$11,330
3/31/2024	$11,312	$11,548	$11,611
4/30/2024	$10,644	$11,167	$11,107
5/31/2024	$10,610	$11,620	$11,565
6/30/2024	$11,095	$11,879	$11,785
7/31/2024	$11,198	$12,071	$11,819
8/31/2024	$11,454	$12,377	$12,158
9/30/2024	$11,495	$12,665	$12,394
10/31/2024	$11,299	$12,381	$12,121
11/30/2024	$12,073	$12,844	$12,654
12/31/2024	$11,776	$12,540	$12,270
1/31/2025	$12,320	$12,961	$12,812
2/28/2025	$12,020	$12,883	$12,574
3/31/2025	$11,101	$12,374	$11,885
4/30/2025	$11,052	$12,489	$12,117
5/31/2025	$11,789	$13,207	$12,924
6/30/2025	$11,980	$13,800	$13,520
7/31/2025	$12,145	$13,987	$13,572
8/31/2025	$12,210	$14,332	$13,773
9/30/2025	$12,307	$14,852	$14,193
10/31/2025	$12,458	$15,184	$14,412
11/30/2025	$12,054	$15,182	$14,168
12/31/2025	$11,955	$15,341	$14,213

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 8/29/2023
ETF	1.53%	7.93%
MSCI All Country World Index	22.34%	20.06%
Morningstar Global Large-Stock Growth	15.87%	16.28%

Key Fund Statistics

Total Net Assets	$186,205,140
# of Fund Holdings	31
Fund Turnover Rate	57%
Total Advisory Fees Paid	$1,505,391

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a focused portfolio of common stocks of large capitalization companies that are located anywhere in the world, including companies in both developed and emerging markets.

Top Ten Holdings

Microsoft Corp.	6.3%
Alphabet, Inc., Class C	6.2%
Amazon.com, Inc.	5.9%
NVIDIA Corp.	5.8%
MasterCard, Inc., Class A	4.8%
Visa, Inc., Class A	4.7%
Aon PLC, Class A	4.6%
Eli Lilly & Co.	4.4%
Shopify, Inc., Class A	4.2%
MSCI, Inc.	3.8%

Region Weighting

Value	Value
North America	78.9%
Europe	9.9%
Asia	6.6%
South America	2.8%
Cash & Other Short-Term Investments	1.8%

Sector Weighting

% Weighted
Information Technology
32.9%
Financials
21.0%
Health Care
14.9%
Communication Services
11.5%
Consumer Discretionary
10.5%
Industrials
3.2%
Real Estate
2.2%
Consumer Staples
2.0%
Cash & Other Short-Term Investments
1.8%
0%
20%
40%

Value	Value
Cash & Other Short-Term Investments	1.8%
Consumer Staples	2.0%
Real Estate	2.2%
Industrials	3.2%
Consumer Discretionary	10.5%
Communication Services	11.5%
Health Care	14.9%
Financials	21.0%
Information Technology	32.9%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

(b) Not applicable.

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.

(b) No disclosures are required by this Item 2(b).

(c) The registrant has not made any amendments to its code of ethics during the period covered by this report.

(d) The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(e) Not applicable.

(f) The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-960-0188.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees (the “board”) has determined that the registrant has two members serving on its audit committee that possess the attributes identified in Form N-CSR to each qualify as an “audit committee financial expert.”

(a)(2) Harold M. Shefrin, the Chairman of the board’s audit committee and Pamela Yang, a member of the board’s audit committee, are the “audit committee financial experts” and Mr. Shefrin and Ms. Yang have been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The firm of Cohen & Company, Ltd. (“Cohen”) serves as the independent registered public accounting firm for the registrant and has been engaged to perform audit services, audit-related services, tax services and other services to the registrant.

(a) Audit Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees billed for professional services rendered by Cohen for the audit of the registrant’s annual financial statements or services that are normally provided by Cohen in connection with statutory and regulatory filings or engagements were $241,000 and $300,000, respectively.

(b) Audit-Related Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees billed for assurance and related services rendered by Cohen that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $0 and $0, respectively.

(c) Tax Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees billed for tax compliance, tax advice, and tax planning services, consisting of review of federal tax forms, preparation of tax returns and review of excise dividend calculations, rendered by Cohen were $59,000 and $66,000, respectively.

(d) All Other Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees billed by Cohen for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $12,000, respectively, consisting of costs associated with the pricing of certain debt instruments and credit default swaps held by a series of the registrant.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate non-audit fees billed by Cohen for services rendered to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc. — not sub-adviser) were $0 and $4,500 (registrant), respectively, consisting of review of the registrant’s semi-annual shareholder report.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The registrant’s audit committee members are Harold M. Shefrin, Ph.D., Jonathan W. DePriest, Craig B. Wainscott, and Pamela Yang.

(b) Not applicable.

Item 6. Investments.

(a) The complete Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached hereto.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Certain Form N-CSR Information

iMGP Global Select Fund

iMGP International Fund

iMGP Small Company Fund

iMGP Low Duration Income Fund (formerly, iMGP High Income Fund)

iMGP Dolan McEniry Corporate Bond Fund

iMGP APA Enhanced Income Municipal Fund

iMGP DBi Managed Futures Strategy ETF

iMGP Berkshire Dividend Growth ETF

December 31, 2025

ii	Litman Gregory Funds Trust

iM Global Partner Fund Management, LLC has ultimate responsibility for the funds’ performance due to its responsibility to oversee its investment managers and recommend their hiring, termination and replacement.

Table of Contents	1

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025

Shares		Value

COMMON STOCKS: 93.5%

Canada: 11.0%
65,610	Brookfield Corp.(a)	$3,010,843
14,805	Franco-Nevada Corp.	3,068,781
20,359	Shopify, Inc. - Class A*	3,277,188

		9,356,812

Germany: 2.4%
8,463	SAP SE	2,069,017

Netherlands: 4.5%
1,172	Adyen NV*(b)	1,890,935
25,400	Heineken NV	1,951,990

		3,842,925

Taiwan: 2.7%
7,551	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,294,673

United Kingdom: 2.6%
68,443	Smith & Nephew PLC - ADR(a)	2,245,615

United States: 70.3%
17,559	Abbott Laboratories	2,199,967
8,310	Alphabet, Inc. - Class A	2,601,030
15,386	Amazon.com, Inc.*	3,551,397
4,959	Aon PLC - Class A	1,749,932
2	Berkshire Hathaway, Inc. - Class A*	1,509,600
2,319	Berkshire Hathaway, Inc. - Class B*	1,165,645
4,009	Broadcom, Inc.	1,387,515
9,135	Chubb Ltd.	2,851,216
9,860	CME Group, Inc.	2,692,569
24,080	CoStar Group, Inc.*	1,619,139
2,442	Eli Lilly & Co.	2,624,369
259,750	Haleon PLC - ADR(a)	2,626,072
1,315	Markel Group, Inc.*	2,826,790
3,780	McKesson Corp.	3,100,696
12,080	Microsoft Corp.	5,842,130
20,235	Novartis AG - ADR(a)	2,789,799
58,850	Occidental Petroleum Corp.	2,419,912
10,345	Oracle Corp.	2,016,344
9,696	Paycom Software, Inc.	1,545,155
10,960	Union Pacific Corp.	2,535,267
11,782	Visa, Inc. - Class A	4,132,065
22,500	Walt Disney Co.	2,559,825
29,934	Zoetis, Inc.	3,766,295

		60,112,729

TOTAL COMMON STOCKS (Cost $64,915,069)		79,921,771

PREFERRED STOCKS: 5.2%

South Korea: 5.2%
71,365	Samsung Electronics Co. Ltd. - (Preference Shares)	4,418,977

TOTAL PREFERRED STOCKS (Cost $2,860,136)		4,418,977

Shares		Value

SHORT-TERM INVESTMENTS: 6.6%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 5.6%
4,800,211	State Street Navigator Securities Lending Government Money Market Portfolio, 3.830%(c)(d)	$4,800,211

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $4,800,211)		4,800,211

Principal Amount

REPURCHASE AGREEMENTS: 1.0%
$869,087	Fixed Income Clearing Corp. 1.060%, 12/31/2025, due 01/02/2026 [collateral: par value $869,400, U.S. Treasury Notes, 4.125%, due 05/31/2032, value $886,824] (proceeds $869,138)	869,087

TOTAL REPURCHASE AGREEMENTS (Cost $869,087)		869,087

TOTAL SHORT-TERM INVESTMENTS (Cost $5,669,298)		5,669,298

TOTAL INVESTMENTS (Cost: $73,444,503): 105.3%		90,010,046

Liabilities in Excess of Other Assets: (5.3)%		(4,548,973)

NET ASSETS: 100.0%		$85,461,073

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security, or portion thereof, is out on loan.
(b)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(c)	The rate disclosed is the 7 day net yield as of December 31, 2025.
(d)	Represents security purchased with cash collateral received for securities on loan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	1

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Pharmaceuticals	13.9%
Software	11.6%
Financial Services	10.2%
Insurance	8.6%
Capital Markets	6.6%
Health Care Equipment & Supplies	5.2%
Technology Hardware, Storage & Peripherals	5.2%
Semiconductors & Semiconductor Equipment	4.3%
Broadline Retail	4.2%
IT Services	3.9%
Health Care Providers & Services	3.6%
Metals & Mining	3.6%
Interactive Media & Services	3.0%
Entertainment	3.0%
Ground Transportation	3.0%
Oil, Gas & Consumable Fuels	2.8%
Beverages	2.3%
Real Estate Management & Development	1.9%
Professional Services	1.8%
Short-Term Investments	6.6%

Total Investments	105.3%
Liabilities in Excess of Other Assets	(5.3)%

Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

2	Litman Gregory Funds Trust

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025

Shares		Value

COMMON STOCKS: 96.9%

Australia: 0.7%
169,000	Glencore PLC*	$916,962

Austria: 1.5%
15,639	Erste Group Bank AG	1,878,642

Brazil: 4.5%
1,577	MercadoLibre, Inc.*	3,176,488
148,814	NU Holdings Ltd. - Class A*	2,491,146

		5,667,634

Canada: 4.0%
22,046	Canadian Pacific Kansas City Ltd.	1,624,374
20,544	Shopify, Inc. - Class A*	3,306,968

		4,931,342

China: 1.4%
6,431	Prosus NV	396,594
17,696	Tencent Holdings Ltd. - ADR	1,354,629

		1,751,223

Denmark: 0.5%
17,680	ISS AS	603,013

France: 10.2%
12,257	BNP Paribas SA	1,158,050
6,150	Capgemini SE	1,016,958
91,742	Carrefour SA	1,527,953
18,237	Cie de Saint-Gobain SA	1,848,458
2,764	Kering SA	973,817
7,734	Pernod Ricard SA	661,086
18,153	Publicis Groupe SA	1,880,330
46,133	Societe Generale SA	3,711,145

		12,777,797

Germany: 13.1%
6,530	Adidas AG	1,283,454
1,165	Allianz SE	533,530
28,313	Aumovio SE*	1,424,561
25,961	Bayer AG	1,118,170
10,055	Bayerische Motoren Werke AG	1,097,696
26,353	Birkenstock Holding PLC*	1,077,838
18,416	Continental AG	1,467,904
52,677	Daimler Truck Holding AG	2,306,326
9,175	Fresenius SE & Co. KGaA	527,262
13,417	Merck KGaA	1,922,942
14,789	SAP SE	3,613,007

		16,372,690

India: 1.2%
40,331	HDFC Bank Ltd. - ADR	1,473,695

Indonesia: 0.9%
3,525,500	Bank Mandiri Persero Tbk. PT	1,078,129

Ireland: 1.6%
21,310	Kerry Group PLC - Class A	1,950,422

Israel: 3.0%
6,466	Meitav Investment House Ltd.	234,682
83,503	Phoenix Financial Ltd.	3,455,298

		3,689,980

Shares		Value

Italy: 5.7%
189,458	Banca Monte dei Paschi di Siena SpA	$2,013,815
66,376	Carel Industries SpA(a)	1,908,484
128,007	Davide Campari-Milano NV(b)	829,849
7,960	Prysmian SpA	792,491
46,695	Ryanair Holdings PLC	1,619,136

		7,163,775

Japan: 4.5%
72,600	Asahi Group Holdings Ltd.	758,599
29,700	BayCurrent, Inc.(b)	1,228,263
55,400	Nippon Sanso Holdings Corp.	1,652,433
9,149	Tokyo Electron Ltd.	2,007,038

		5,646,333

Netherlands: 9.0%
766	Adyen NV*(a)	1,227,144
7,153	ASML Holding NV	7,634,248
56,441	Koninklijke Philips NV	1,525,235
54,000	Magnum Ice Cream Co. NV*	862,759

		11,249,386

Poland: 0.8%
85,586	InPost SA*(b)	1,046,716

Singapore: 1.5%
69,840	STMicroelectronics NV	1,807,196

South Africa: 1.3%
39,796	Anglo American PLC	1,635,771

Spain: 0.9%
65,906	Puig Brands SA - Class B	1,146,837

Switzerland: 6.1%
27,323	Bachem Holding AG	2,047,634
10,904	Cie Financiere Richemont SA - Class A	2,348,220
14,550	Julius Baer Group Ltd.	1,135,064
21,188	On Holding AG - Class A*	984,818
15,400	Sandoz Group AG	1,119,970

		7,635,706

Taiwan: 4.0%
102,000	Taiwan Semiconductor Manufacturing Co. Ltd.	4,983,045

United Kingdom: 11.8%
13,088	AstraZeneca PLC	2,404,533
84,114	Compass Group PLC	2,669,237
39,365	Diageo PLC	845,779
145,000	Informa PLC	1,715,563
153,516	National Grid PLC	2,359,797
21,416	Reckitt Benckiser Group PLC	1,729,426
207,888	Sage Group PLC	3,019,448

		14,743,783

United States: 8.7%
7,254	Aon PLC - Class A	2,559,792
124,843	CNH Industrial NV	1,151,052
14,484	ICON PLC*	2,639,275
16,000	Sanofi SA	1,549,907
40,605	Shell PLC	1,487,776
24,755	Titan SA	1,522,584

		10,910,386

TOTAL COMMON STOCKS (Cost $97,092,287)		121,060,463

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	3

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount		Value

SHORT-TERM INVESTMENTS: 2.1%

REPURCHASE AGREEMENTS: 2.1%
$2,687,365	Fixed Income Clearing Corp. 1.060%, 12/31/2025, due 01/02/2026 [collateral: par value $2,688,300, U.S. Treasury Notes, 4.125%, due 05/31/2032, value $2,742,143] (proceeds $2,687,524)	$2,687,365

TOTAL REPURCHASE AGREEMENTS (Cost $2,687,365)		2,687,365

TOTAL SHORT-TERM INVESTMENTS (Cost $2,687,365)		2,687,365

TOTAL INVESTMENTS (Cost: $99,779,652): 99.0%		123,747,828

Other Assets in Excess of Liabilities: 1.0%		1,192,006

NET ASSETS: 100.0%		$124,939,834

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(b)	Security, or portion thereof, is out on loan.

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Semiconductors & Semiconductor Equipment	13.2%
Banks	11.1%
Pharmaceuticals	6.4%
Textiles, Apparel & Luxury Goods	5.4%
Software	5.3%
Insurance	5.3%
Life Sciences Tools & Services	3.7%
IT Services	3.5%
Building Products	3.0%
Media	2.9%
Broadline Retail	2.8%
Machinery	2.8%
Beverages	2.5%
Automobile Components	2.3%
Food Products	2.3%
Hotels, Restaurants & Leisure	2.1%
Metals & Mining	2.0%
Multi-Utilities	1.9%
Household Products	1.4%
Chemicals	1.3%
Ground Transportation	1.3%
Passenger Airlines	1.3%
Consumer Staples Distribution & Retail	1.2%
Health Care Equipment & Supplies	1.2%
Construction Materials	1.2%
Oil, Gas & Consumable Fuels	1.2%
Capital Markets	1.1%
Interactive Media & Services	1.1%
Professional Services	1.0%
Financial Services	1.0%
Personal Care Products	0.9%
Automobiles	0.9%
Air Freight & Logistics	0.8%
Electrical Equipment	0.6%
Commercial Services & Supplies	0.5%
Health Care Providers & Services	0.4%
Short-Term Investments	2.1%

Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%

Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

4	Litman Gregory Funds Trust

iMGP Small Company Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025

Shares		Value

COMMON STOCKS: 98.5%

Consumer Discretionary: 6.8%
13,411	Advance Auto Parts, Inc.(a)	$527,052
13,729	Capri Holdings Ltd.*	334,988
10,950	Floor & Decor Holdings, Inc. - Class A*	666,746
15,728	Gentherm, Inc.*	572,027
42,890	Goodyear Tire & Rubber Co.*	375,716
11,368	Papa John’s International, Inc.(a)	437,554
54,232	VF Corp.	980,515

		3,894,598

Energy: 0.8%
52,736	Crescent Energy Co. - Class A	442,455

Financials: 14.8%
30,949	Columbia Banking System, Inc.	865,025
16,468	Glacier Bancorp, Inc.(a)	725,415
10,845	Goosehead Insurance, Inc. - Class A	798,734
8,840	Hamilton Lane, Inc. - Class A	1,187,301
2,261	Kinsale Capital Group, Inc.	884,322
20,270	National Bank Holdings Corp. - Class A	770,463
26,662	Seacoast Banking Corp. of Florida	837,720
9,066	Southstate Bank Corp.	853,201
10,178	Texas Capital Bancshares, Inc.*	921,516
18,199	WesBanco, Inc.	604,935

		8,448,632

Health Care: 10.2%
62,817	AdaptHealth Corp.*	625,657
16,814	Bio-Techne Corp.	988,831
4,559	ICU Medical, Inc.*	650,433
3,582	Masimo Corp.*	465,875
2,210	Medpace Holdings, Inc.*	1,241,246
12,581	QuidelOrtho Corp.*	359,313
8,839	Repligen Corp.*	1,448,359

		5,779,714

Industrials: 27.1%(b)
15,727	Apogee Enterprises, Inc.	572,620
3,836	Applied Industrial Technologies, Inc.	984,970
7,054	AZZ, Inc.	756,048
10,014	Casella Waste Systems, Inc. - Class A*	980,771
19,810	Core & Main, Inc. - Class A*	1,029,526
3,272	CSW Industrials, Inc.	960,430
4,604	EnerSys	675,637
7,338	Federal Signal Corp.	796,833
11,569	Gibraltar Industries, Inc.*	571,971
82,342	Hayward Holdings, Inc.*	1,272,184
3,748	HEICO Corp. - Class A	946,108
8,817	Mercury Systems, Inc.*	643,729
34,970	Quanex Building Products Corp.	537,839
3,477	RBC Bearings, Inc.*	1,559,191
13,283	REV Group, Inc.	807,739
8,066	Timken Co.	678,593
4,147	Valmont Industries, Inc.	1,668,421

		15,442,610

Information Technology: 22.6%
7,905	Agilysys, Inc.*	939,430
22,912	Allegro MicroSystems, Inc.*	604,419
9,422	Amkor Technology, Inc.(a)	371,981
4,368	Appfolio, Inc. - Class A*	1,016,215

Shares		Value

Information Technology (continued)
5,780	Badger Meter, Inc.	$1,008,090
6,153	Belden, Inc.	717,132
10,652	Descartes Systems Group, Inc.*	933,754
4,047	Guidewire Software, Inc.*	813,487
5,166	IPG Photonics Corp.*	369,886
3,563	Littelfuse, Inc.	901,154
6,061	Manhattan Associates, Inc.*	1,050,432
10,541	Novanta, Inc.*	1,254,274
8,619	Onto Innovation, Inc.*	1,360,595
13,062	Procore Technologies, Inc.*	950,130
7,853	Synaptics, Inc.*	581,279

		12,872,258

Materials: 13.6%
5,260	Eagle Materials, Inc.	1,087,137
21,294	Element Solutions, Inc.	532,137
22,763	Ingevity Corp.*	1,347,114
7,555	MP Materials Corp.*(a)	381,679
77,533	O-I Glass, Inc.*	1,144,387
92,101	Perimeter Solutions, Inc.*	2,535,540
17,232	Silgan Holdings, Inc.(a)	695,656

		7,723,650

Real Estate: 2.6%
14,316	Landbridge Co. LLC - Class A	701,341
20,397	STAG Industrial, Inc. - REIT	749,793

		1,451,134

TOTAL COMMON STOCKS (Cost $50,306,654)		56,055,051

SHORT-TERM INVESTMENTS: 0.8%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 0.8%
480,452	State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(c)(d)	480,452

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $480,452)		480,452

TOTAL SHORT-TERM INVESTMENTS (Cost $480,452)		480,452

TOTAL INVESTMENTS (Cost: $50,787,106): 99.3%		56,535,503

Other Assets in Excess of Liabilities: 0.7%		378,571

NET ASSETS: 100.0%		$56,914,074

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	Security, or portion thereof, is out on loan.
(b)	For additional information on portfolio concentration, see Note 11.
(c)	The rate disclosed is the 7 day net yield as of December 31, 2025.
(d)	Represents security purchased with cash collateral received for securities on loan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	5

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025

Shares		Value

COMMON STOCKS: 0.2%

Communication Services: 0.0%
12,251	Oi SA - ADR*	$6,125
801	Xplornet Communications, Inc.*	2,070

		8,195

Consumer Discretionary: 0.0%
1	Accuride Corp.*	0
21,482	Accuride Corp.*	2
283	WW International, Inc.*	8,268

		8,270

Consumer Staples: 0.0%
30,089	Moran Foods LLC*	858

Financials: 0.0%
17,500	Sound Holdings FP*(a)	0

Health Care: 0.0%
268	Mallinckrodt PLC*	27,319

Industrials: 0.2%
1	Hornbeck Offshore Services, Inc.*	48
905	Luxco Co. Ltd.*	15,914
32,677	Mcdermott International Ltd.*	490,149
440	McDermott International, Inc.*	6,598

		512,709

Information Technology: 0.0%
6,102	Riverbed Technology, Inc.*	793

Materials: 0.0%
563	Yak Blocker 2 LLC*(a)	482
609	Yak Blocker 2 LLC*(a)	521

		1,003

Real Estate: 0.0%
912,436	CFLD Cayman Investment Trust*	4,570
142,737	Kaisa Group Holdings Ltd.*	1,779
256,164	Yuzhou Group Holdings Co. Ltd.*	3,455

		9,804

Special Purpose Acquisition Companies: 0.0%
6,266	Pershing Square Tontine Holdings Ltd.*	0
294	Stichting Administratiekantoor*	0
800	Stichting Administratiekantoor*	0

		0

TOTAL COMMON STOCKS (Cost $786,195)		568,951

RIGHTS/WARRANTS: 0.1%
22,138	ABIOMED, Inc., CVR (Expiration date 12/31/99)*	35,421
47,716	Albireo Pharma, Inc., CVR (Expiration date 12/31/99)*	134,320
213,778	Concert Pharmaceuticals, Inc., CVR (Expiration date 12/31/99)*	103,490
11	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	550
389	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	7,002
4,247	MariaDB PLC (Expiration date 12/16/27)*	0

Shares		Value
1,566	Pershing Square Holdings Ltd. (Expiration date 09/23/33)*	$0
124,401	Resolute Forest Products, Inc., CVR (Expiration date 12/31/99)*	182,310
1,039	Ross Acquisition Corp. II (Expiration date 02/12/26)*	0

TOTAL RIGHTS/WARRANTS (Cost $554,144)		463,093

PREFERRED STOCKS: 1.1%

Financials: 0.9%
	American National Group, Inc.
3,000	7.375%, 01/15/2030(b)	75,030
	CION Investment Corp.
20,000	7.500%, 12/30/2029(c)	503,400
	CNO Financial Group, Inc.
2,000	5.125%, 11/25/2060	38,000
	Crescent Capital BDC, Inc.
8,900	5.000%, 05/25/2026	222,945
	Eagle Point Credit Co., Inc.
32,000	5.375%, 01/31/2029(c)	764,800
	Oxford Lane Capital Corp.
23,400	5.000%, 01/31/2027	570,726
	Selective Insurance Group, Inc. - Series B
2,000	4.600%, 01/30/2026(b)	33,440
	Trinity Capital, Inc.
25,000	7.875%, 03/30/2029	630,000

		2,838,341

Health Care: 0.0%
	Mallinckrodt PLC
12,211,152	0.000%,*	12

Industrials: 0.0%
	Element Commercial Aviation
170	0.000%,(a)*	0

Utilities: 0.2%
	NextEra Energy Capital Holdings, Inc. - Series U
20,100	6.500%, 06/01/2085	508,932

TOTAL PREFERRED STOCKS (Cost $5,113,685)		3,347,285

Principal Amount^

ASSET-BACKED SECURITIES: 17.3%

Commercial MBS: 0.2%
	Cogent Ipv4 LLC
$580,000	Series 2025-1A-A2 6.646%, 04/25/2055(d)	596,055

Home Equity ABS: 0.8%
	Carrington Mortgage Loan Trust
300,000	Series 2005-NC3-M5 4.896%, 06/25/2035(e) 1 mo. USD Term SOFR + 1.164%	286,339
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 6.200%, 09/25/2036(f)	103,775

The accompanying notes are an integral part of these financial statements.

6	Litman Gregory Funds Trust

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Home Equity ABS (continued)
	FIGRE Trust
$ 64,427	Series 2024-HE1-B 6.506%, 03/25/2054(d)(g)	$66,125
99,878	Series 2024-HE2-C 6.720%, 05/25/2054(d)(g)	102,701
104,038	Series 2024-HE3-C 6.229%, 07/25/2054(d)(g)	105,991
120,750	Series 2025-HE1-C 6.029%, 01/25/2055(d)(g)	122,358
	GSAA Home Equity Trust
507,631	Series 2006-10-AF5 6.948%, 06/25/2036(f)	111,246
	Long Beach Mortgage Loan Trust
3,031,931	Series 2006-9-2A2 4.066%, 10/25/2036(e) 1 mo. USD Term SOFR + 0.334%	943,243
	Morgan Stanley ABS Capital I, Inc. Trust
244,870	Series 2006-HE8-A2D 4.066%, 10/25/2036(e) 1 mo. USD Term SOFR + 0.334%	107,976
328,046	Series 2007-HE4-A2C 4.076%, 02/25/2037(e) 1 mo. USD Term SOFR + 0.344%	104,665
	Saluda Grade Alternative Mortgage Trust
64,693	Series 2023-FIG4-B 7.115%, 11/25/2053(d)(g)	66,945
	Vista Point Securitization Trust
289,734	Series 2024-CES1-A1 6.676%, 05/25/2054(d)(f)	293,498

		2,414,862

Other ABS: 16.3%
	720 East CLO V Ltd.
250,000	Series 2024-2A-C 6.084%, 07/20/2037(d)(e) 3 mo. USD Term SOFR + 2.200%	250,771
	AASET
229,232	Series 2024-1A-A1 6.261%, 05/16/2049(d)	236,050
	AASET Ltd.
227,925	Series 2024-2A-A 5.930%, 09/16/2049(d)	231,744
	AASET Trust
42,796	Series 2019-2-B 4.458%, 10/16/2039(d)	42,250
53,062	Series 2020-1A-B 4.335%, 01/16/2040(d)	52,157
	Aaset Trust
170,179	Series 2021-1A-A 2.950%, 11/16/2041(d)	164,028
	AASET Trust
325,707	Series 2021-2A-B 3.538%, 01/15/2047(d)	311,065
234,448	Series 2025-1A-A 5.943%, 02/16/2050(d)	239,427
	ABPCI Direct Lending Fund ABS I Ltd.
67,567	Series 2020-1A-B 4.935%, 12/29/2030(d)	67,031

Principal Amount^		Value

Other ABS (continued)
	ABPCI Direct Lending Fund ABS IV LP
$ 250,000	Series 2024-1A-BR 7.388%, 02/01/2036(d)	$248,891
	ABPCI Direct Lending Fund CLO XV Ltd.
250,000	Series 2023-15A-C 8.038%, 10/30/2035(d)(e) 3 mo. USD Term SOFR + 4.200%	251,087
	Adams Outdoor Advertising LP
280,000	Series 2023-1-A2 6.967%, 07/15/2053(d)	285,048
	Aligned Data Centers Issuer LLC
150,000	Series 2021-1A-B 2.482%, 08/15/2046(d)	147,350
	ALLO Issuer LLC
100,000	Series 2024-1A-B 7.150%, 07/20/2054(d)	102,728
	AMSR Trust
2,500,000	Series 2021-SFR1-G 4.612%, 06/17/2038(d)	2,396,801
	Anchorage Credit Funding 4 Ltd.
250,000	Series 2016-4A-CR 3.523%, 04/27/2039(d)	225,876
	Apidos CLO XXIV Ltd.
1,000,000	Series 2016-24A-DR 9.946%, 10/20/2030(d)(e) 3 mo. USD Term SOFR + 6.062%	1,005,244
	Aquila Funding
250,000	7.400%, 12/15/2041	259,314
	ARES Direct Lending CLO 2 LLC
100,000	Series 2024-2A-D 7.784%, 10/20/2036(d)(e) 3 mo. USD Term SOFR + 3.900%	100,655
	Ares Finance Co. LLC
500,000	0.000%, 10/15/2036(g)(h)	806,825
	Ares LXXVII CLO Ltd.
500,000	Series 2025-77A-SUB 0.337%, 07/15/2038(d)(g)(i)	487,783
	Ballyrock CLO 14 Ltd.
250,000	Series 2020-14A-SUB 0.404%, 07/20/2037(d)(g)(i)	163,926
	Ballyrock CLO Ltd.
250,000	Series 2019-1A-DR 10.916%, 07/15/2032(d)(e) 3 mo. USD Term SOFR + 7.012%	251,185
	Bayard Park CLO Ltd.
250,000	Series 2025-1A-SUB 1.502%, 07/24/2038(d)(g)(i)	174,854
	BCRED CLO LLC
250,000	Series 2025-1A-C 5.884%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 2.000%	249,597
	Blue Stream Issuer LLC
100,000	Series 2023-1A-B 6.898%, 05/20/2053(d)	101,590
1,000,000	Series 2023-1A-C 8.898%, 05/20/2053(d)	1,021,982
50,000	Series 2024-1A-B 6.043%, 11/20/2054(d)	50,960
	Brant Point CLO Ltd.
500,000	Series 2025-7A-SUB 1.347%, 07/25/2038(d)(g)(i)	372,442

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	7

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	Business Jet Securities LLC
$ 168,235	Series 2022-1A-B 5.192%, 06/15/2037(d)	$168,149
347,738	Series 2024-1A-B 6.924%, 05/15/2039(d)	360,238
	Buttermilk Park CLO Ltd.
750,000	Series 2018-1A-E 9.916%, 10/15/2031(d)(e) 3 mo. USD Term SOFR + 6.012%	740,473
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 9.916%, 07/15/2031(d)(e) 3 mo. USD Term SOFR + 6.012%	966,364
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 9.463%, 05/15/2031(d)(e) 3 mo. USD Term SOFR + 5.612%	503,200
	CARS-DB4 LP
200,000	Series 2020-1A-B3 4.950%, 02/15/2050(d)	183,901
	CARS-DB7 LP
97,750	Series 2023-1A-A2 6.500%, 09/15/2053(d)	98,619
320,000	Series 2023-1A-B 7.750%, 09/15/2053(d)	322,534
	Carval CLO X-C Ltd.
285,000	Series 2024-2A-B 5.684%, 07/20/2037(d)(e) 3 mo. USD Term SOFR + 1.800%	285,675
	Castlelake Aircraft Securitization Trust
25,695	Series 2018-1-A 4.125%, 06/15/2043(d)	25,440
	Castlelake Aircraft Structured Trust
233,660	Series 2025-1A-A 5.783%, 02/15/2050(d)	237,785
	Cerberus Loan Funding 50 LLC
500,000	Series 2025-1A-C 6.505%, 07/15/2037(d)(e) 3 mo. USD Term SOFR + 2.600%	505,493
	Cerberus Loan Funding 52 LLC
250,000	Series 2025-3A-C 6.167%, 10/15/2037(d)(e) 3 mo. USD Term SOFR + 2.200%	248,534
	Cerberus Loan Funding XLIV LLC
250,000	Series 2023-5A-C 8.105%, 01/15/2036(d)(e) 3 mo. USD Term SOFR + 4.200%	251,495
	Cerberus Loan Funding XLV LLC
250,000	Series 2024-1A-C 7.055%, 04/15/2036(d)(e) 3 mo. USD Term SOFR + 3.150%	250,965
	Cerberus Loan Funding XLVI LP
250,000	Series 2024-2A-C 6.955%, 07/15/2036(d)(e) 3 mo. USD Term SOFR + 3.050%	251,420

Principal Amount^		Value

Other ABS (continued)
	Cerberus Loan Funding XLVII LLC
$ 250,000	Series 2024-3A-D 8.255%, 07/15/2036(d)(e) 3 mo. USD Term SOFR + 4.350%	$250,802
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 9.966%, 04/15/2030(d)(e) 3 mo. USD Term SOFR + 6.062%	495,626
	CoreVest American Finance Ltd.
305,000	Series 2020-4-C 2.250%, 12/15/2052(d)	285,876
	DigitalBridge Issuer LLC
350,000	Series 2021-1A-A2 3.933%, 09/25/2051(d)	348,354
	Dryden 40 Senior Loan Fund CLO
1,000,000	Series 2015-40A-ER 9.863%, 08/15/2031(d)(e) 3 mo. USD Term SOFR + 6.012%	886,574
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 11.366%, 04/15/2031(d)(e) 3 mo. USD Term SOFR + 7.462%	395,534
	Dryden 87 CLO Ltd.
300,000	Series 2021-87A-SUB 0.548%, 08/20/2038(d)(g)(i)	102,863
	Elm Trust
6,735	Series 2020-4A-B 3.866%, 10/20/2029(d)	6,724
	Falcon Aerospace Ltd.
20,574	Series 2017-1-B 6.300%, 02/15/2042(d)	20,575
	First Franklin Mortgage Loan Trust
389,055	Series 2006-FF16-2A4 4.266%, 12/25/2036(e) 1 mo. USD Term SOFR + 0.534%	158,517
	Five Guys Holdings, Inc.
198,000	Series 2023-1A-A2 7.549%, 01/26/2054(d)	203,911
	Fortress Credit BSL XV Ltd.
250,000	Series 2022-2A-CR 6.484%, 10/18/2033(d)(e) 3 mo. USD Term SOFR + 2.600%	250,391
	Fortress Credit Opportunities IX CLO Ltd.
250,000	Series 2017-9A-A2TR 5.966%, 10/15/2033(d)(e) 3 mo. USD Term SOFR + 2.062%	250,462
	GAIA Aviation Ltd.
144,138	Series 2019-1-A 3.967%, 12/15/2044(d)(f)	142,870
144,422	Series 2019-1-B 5.193%, 12/15/2044(d)(f)	142,465
	GoldenTree Loan Management U.S. CLO 9 Ltd.
250,000	Series 2021-9A-CR 6.284%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 2.400%	251,465
250,000	Series 2021-9A-DR 7.234%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 3.350%	251,218

The accompanying notes are an integral part of these financial statements.

8	Litman Gregory Funds Trust

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	Golub Capital Partners ABS Funding Ltd.
$ 50,497	Series 2020-1A-B 4.496%, 01/22/2029(d)	$50,371
	Golub Capital Partners CLO 16M-R3 Ltd.
1,100,000	Series 2013-16A-CR3 6.465%, 08/09/2039(d)(e) 3 mo. USD Term SOFR + 2.600%	1,101,361
	Golub Capital Partners CLO 46M Ltd.
250,000	Series 2019-46A-CR 6.934%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 3.050%	251,035
	Golub Capital Partners CLO 69M
750,000	Series 2023-69A-DR 6.920%, 11/09/2038(d)(e) 3 mo. USD Term SOFR + 3.050%	751,810
	Golub Capital Partners CLO 74 B Ltd.
250,000	Series 2024-74A-B 5.708%, 07/25/2037(d)(e) 3 mo. USD Term SOFR + 1.850%	250,706
	HarbourVest Structured Solution IV
378,299	6.222%, 09/15/2030(g) 3 mo. USD Term SOFR + 2.550%	375,673
	Highbridge Loan Management CLO Ltd.
500,000	Series 2013-2A-DR 10.746%, 10/20/2029(d)(e) 3 mo. USD Term SOFR + 6.862%	502,232
	Hotwire Funding LLC
750,000	Series 2021-1-C 4.459%, 11/20/2051(d)	738,894
	HPS Private Credit CLO LLC
500,000	Series 2025-3A-C 7.060%, 07/20/2037(d)(e) 3 mo. USD Term SOFR + 2.800%	500,647
500,000	Series 2025-3A-D 8.260%, 07/20/2037(d)(e) 3 mo. USD Term SOFR + 4.000%	500,806
	Jamestown CLO XVIII Ltd.
500,000	Series 2022-18A-DR 7.608%, 07/25/2035(d)(e) 3 mo. USD Term SOFR + 3.750%	500,962
	Kestrel Aircraft Funding Ltd.
78,396	Series 2018-1A-A 4.250%, 12/15/2038(d)	78,443
	LCM 35 Ltd.
520,000	Series 35A-SUB 1.752%, 10/15/2034(d)(g)(i)	54,105
	LCM 37 Ltd.
300,000	Series 37A-SUB 2.028%, 04/15/2034(d)(g)(i)	27,981
	LCM CLO 26 Ltd.
500,000	Series 26A-E 9.446%, 01/20/2031(d)(e) 3 mo. USD Term SOFR + 5.562%	297,447
	LCM CLO XVII LP
1,000,000	Series 17A-ER 10.166%, 10/15/2031(d)(e) 3 mo. USD Term SOFR + 6.262%	581,655

Principal Amount^		Value

Other ABS (continued)
	LCM Loan Income Fund I Income Note Issuer CLO Ltd.
$ 500,000	Series 27A-E 9.755%, 07/16/2031(d)(e) 3 mo. USD Term SOFR + 5.862%	$312,454
	Lunar Structured Aircraft Portfolio Notes
166,777	Series 2021-1-B 3.432%, 10/15/2046(d)	159,617
	MACH 1 Cayman Ltd.
39,187	Series 2019-1-A 3.474%, 10/15/2039(d)	38,861
	Madison Park Funding LIX Ltd.
305,000	Series 2021-59A-CR 6.134%, 04/18/2037(d)(e) 3 mo. USD Term SOFR + 2.250%	305,815
	Madison Park Funding LVIII Ltd.
250,000	Series 2024-58A-D 7.508%, 04/25/2037(d)(e) 3 mo. USD Term SOFR + 3.650%	251,453
	MAPS Trust
171,311	Series 2021-1A-A 2.521%, 06/15/2046(d)	164,316
	Milos CLO Ltd.
500,000	Series 2017-1A-ER 10.296%, 10/20/2030(d)(e) 3 mo. USD Term SOFR + 6.412%	495,926
	Monroe Capital ABS Funding Ltd.
69,467	Series 2021-1A-A2 2.815%, 04/22/2031(d)	69,147
	Monroe Capital Income Plus ABS Funding LLC
107,378	Series 2022-1A-B 5.150%, 04/30/2032(d)	105,143
	Nassau CFO LLC
59,561	Series 2019-1-A 3.980%, 08/15/2034(d)	54,799
	Navigator Aircraft ABS Ltd.
337,011	Series 2021-1-B 3.571%, 11/15/2046(d)(f)	323,863
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.370%, 10/18/2038(d)(g)(i)	352,646
	Neuberger Berman Loan Advisers CLO 44 Ltd.
250,000	Series 2021-44A-SUB 0.974%, 10/16/2035(d)(g)(i)	139,980
	Neuberger Berman Loan Advisers CLO 60 Ltd.
250,000	Series 2025-60A-SUB 0.779%, 04/22/2039(d)(g)(i)	201,758
	Obsidian Issuer LLC
500,000	Series 2025-1A-A 6.933%, 05/15/2055(d)	503,853
	Octagon 74 Ltd.
250,000	Series 2025-2A-SUB 1.341%, 04/22/2038(d)(g)(i)	169,550
	Octagon 78 Ltd.
350,000	Series 2025-3A-SUB 1.173%, 10/20/2038(d)(g)(i)	268,660

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	9

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	Octagon Investment Partners CLO 40 Ltd.
$ 500,000	Series 2019-1A-ER 11.146%, 01/20/2035(d)(e) 3 mo. USD Term SOFR + 7.262%	$453,845
	Octagon Investment Partners CLO XVI Ltd.
1,000,000	Series 2013-1A-ER 9.893%, 07/17/2030(d)(e) 3 mo. USD Term SOFR + 6.012%	883,150
1,500,000	Series 2013-1A-SUB 10.619%, 07/17/2030(d)(g)(i)	225
	OHA Credit Partners VII Ltd.
250,000	Series 2012-7A-ER4 8.389%, 02/20/2038(d)(e) 3 mo. USD Term SOFR + 4.500%	249,099
	OHA Credit Partners XI Ltd.
250,000	Series 2015-11A-CR2 6.084%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 2.200%	251,092
	OnDeck Asset Securitization IV LLC
540,000	Series 2025-1A-C 6.640%, 04/19/2032(d)	543,946
	OnDeck Asset Securitization Trust IV LLC
340,000	Series 2023-1A-B 8.250%, 08/19/2030(d)	342,385
	Onyx II ABS
688,982	6.272%, 06/15/2030 3 mo. USD Term SOFR + 2.600%	688,679
	Owl Rock CLO I LLC
250,000	Series 2019-1A-C 8.139%, 02/20/2036(d)(e) 3 mo. USD Term SOFR + 4.250%	251,316
	Owl Rock CLO III Ltd.
250,000	Series 2020-3A-BR 6.234%, 04/20/2036(d)(e) 3 mo. USD Term SOFR + 2.350%	250,532
	Owl Rock CLO IX LLC
250,000	Series 2022-9A-CR 6.177%, 11/22/2037(d)(e) 3 mo. USD Term SOFR + 2.300%	247,162
	Owl Rock CLO VIII LLC
250,000	Series 2022-8A-CR 6.265%, 04/24/2037(d)(e) 3 mo. USD Term SOFR + 2.400%	250,795
	Owl Rock CLO XVI LLC
250,000	Series 2024-16A-C 7.184%, 04/20/2036(d)(e) 3 mo. USD Term SOFR + 3.300%	250,658
	OWL Rock CLO XXI LLC
350,000	Series 2025-21A-C 6.265%, 07/24/2034(d)(e) 3 mo. USD Term SOFR + 2.400%	350,638
	Oxford Finance Credit Fund III LP
400,000	Series 2024-A-B 7.548%, 01/14/2032(d)	403,606
1,810,000	Series 2025-A-B 7.194%, 08/14/2034(d)	1,825,677

Principal Amount^		Value

Other ABS (continued)
	Oxford Finance Funding Trust
$ 157,773	Series 2023-1A-B 7.879%, 02/15/2031(d)	$160,267
	Palmer Square BDC CLO 1 Ltd.
310,000	Series 1A-B1 6.055%, 07/15/2037(d)(e) 3 mo. USD Term SOFR + 2.150%	311,474
	Palmer Square Loan Funding Ltd.
200,000	Series 2021-2A-SUB 0.000%, 05/20/2029(d)(g)(h)(i)	11,902
200,000	Series 2021-3A-SUB 0.000%, 07/20/2029(d)(g)(h)(i)	28,156
575,000	Series 2024-3A-SUB 0.000%, 08/08/2032(d)(g)(h)(i)	383,330
	ReadyCap Lending Small Business Loan Trust
10,822	Series 2019-2-A 6.250%, 12/27/2044(d)(e) U.S. (Fed) Prime Rate - 0.500%	10,815
	Regatta 33 Funding Ltd.
250,000	Series 2025-2A-SUB 0.000%, 07/25/2038(d)(g)(h)(i)	238,491
	Regatta 34 Funding Ltd.
250,000	Series 2025-3A-SUB 0.000%, 07/20/2038(d)(g)(h)(i)	226,453
	Regional Management Issuance Trust
150,000	Series 2025-1-C 5.730%, 04/17/2034(d)	151,778
	RR 39 Ltd.
250,000	Series 2025-39A-SUB 0.813%, 04/15/2038(d)(g)(i)	206,633
	RR CLO 2 Ltd.
500,000	Series 2017-2A-DR 9.966%, 04/15/2036(d)(e) 3 mo. USD Term SOFR + 6.062%	490,932
	SERVPRO Master Issuer LLC
500,000	Series 2025-1A-A2 5.525%, 10/25/2055(d)	499,832
	Slam Ltd.
182,759	Series 2021-1A-B 3.422%, 06/15/2046(d)	175,196
1,061,515	Series 2025-1A-A 5.807%, 05/15/2050(d)	1,091,362
	Sonic Capital LLC
189,333	Series 2020-1A-A2I 3.845%, 01/20/2050(d)	187,486
47,333	Series 2020-1A-A2II 4.336%, 01/20/2050(d)	45,863
	Sound Point CLO XXXII Ltd.
500,000	Series 2021-4A-E 10.820%, 10/25/2034(d)(e) 3 mo. USD Term SOFR + 6.962%	443,292
	Sprite Ltd.
76,501	Series 2021-1-A 3.750%, 11/15/2046(d)	74,916
	SSI ABS Issuer LLC
194,114	Series 2025-1-A 6.150%, 07/25/2065(d)	197,189
	Start Ltd.
56,143	Series 2018-1-A 4.089%, 05/15/2043(d)	56,239

The accompanying notes are an integral part of these financial statements.

10	Litman Gregory Funds Trust

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	Steiv
$ 250,000	6.820%, 12/31/2046	$250,000
	Stream Innovations Issuer Trust
63,832	Series 2024-1A-A 6.270%, 07/15/2044(d)	66,444
	Subway Funding LLC
148,500	Series 2024-1A-A23 6.505%, 07/30/2054(d)	153,917
49,500	Series 2024-3A-A23 5.914%, 07/30/2054(d)	49,341
	Sunbird Engine Finance LLC
78,042	Series 2020-1A-B 4.703%, 02/15/2045(d)	77,548
	Switch ABS Issuer LLC
100,000	Series 2024-1A-A2 6.280%, 03/25/2054(d)	101,055
50,000	Series 2024-2A-A2 5.436%, 06/25/2054(d)	50,181
100,000	Series 2025-1A-A2 5.036%, 03/25/2055(d)	98,544
	Symphony CLO 41 Ltd.
360,000	Series 2024-41A-SUB 1.324%, 07/20/2037(d)(g)(i)	237,967
	Symphony CLO 48 Ltd.
250,000	Series 2025-48A-SUB 0.818%, 04/20/2038(d)(g)(i)	195,126
	Symphony CLO XXXI Ltd.
650,000	Series 2022-31A-SUB 0.309%, 04/22/2050(d)(g)(i)	281,752
	Textainer Marine Containers VII Ltd.
137,742	Series 2021-1A-B 2.520%, 02/20/2046(d)	129,451
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 5.698%, 01/15/2031(d)(i)	300
	Thrust Engine Leasing DAC
366,806	Series 2021-1A-B 6.121%, 07/15/2040(d)	366,948
	TICP CLO VII Ltd.
280,000	Series 2017-7A-CR 6.316%, 04/15/2033(d)(e) 3 mo. USD Term SOFR + 2.412%	280,516
	Vault DI Issuer LLC
250,000	Series 2021-1A-A2 2.804%, 07/15/2046(d)	246,539
	VB-S1 Issuer LLC
250,000	Series 2022-1A-F 5.268%, 02/15/2052(d)	244,802
100,000	Series 2024-1A-F 8.871%, 05/15/2054(d)	103,611
	VCP RRL ABS I Ltd.
31,070	Series 2021-1A-C 5.425%, 10/20/2031(d)	28,915
	Venture XIII CLO Ltd.
250,000	Series 2013-13A-SUB 4.548%, 09/10/2029(d)(g)(i)	38

Principal Amount^		Value

Other ABS (continued)
	VOLT XCIV LLC
$ 239,154	Series 2021-NPL3-A2 8.949%, 02/27/2051(d)(f)	$239,397
	Voya CLO Ltd.
500,000	Series 2018-2A-E 9.416%, 07/15/2031(d)(e) 3 mo. USD Term SOFR + 5.512%	479,843
	Wellfleet CLO Ltd.
250,000	Series 2024-1A-B 5.934%, 07/18/2037(d)(e) 3 mo. USD Term SOFR + 2.050%	251,609
	Willis Engine Structured Trust V
174,017	Series 2020-A-A 3.228%, 03/15/2045(d)	168,474
	Willis Engine Structured Trust VII
137,681	Series 2023-A-A 8.000%, 10/15/2048(d)	141,614
	Wind River CLO Ltd.
500,000	Series 2021-2A-E 10.576%, 07/20/2034(d)(e) 3 mo. USD Term SOFR + 6.692%	483,674
	Wise CLO Ltd.
250,000	Series 2024-2A-C 6.105%, 07/15/2037(d)(e) 3 mo. USD Term SOFR + 2.200%	251,173
	Wonder Lake Park CLO Ltd.
500,000	Series 2025-1A-SUB 1.276%, 07/24/2038(d)(g)(i)	380,000
	Zayo Issuer LLC
3,030,000	Series 2025-2A-C 9.489%, 06/20/2055(d)	3,216,094

		51,434,426

WL Collateral CMO: 0.0%
	FIGRE Trust
119,240	Series 2024-HE6-C 5.974%, 12/25/2054(d)(g)	120,465

TOTAL ASSET-BACKED SECURITIES (Cost $61,374,994)		54,565,808

BANK LOANS: 19.8%

Basic Materials: 1.8%
	AAP Buyer, Inc.
89,100	6.466%, 09/09/2031(e) 1 mo. USD Term SOFR + 2.750%	89,574
	Arsenal AIC Parent LLC
261,081	6.466%, 08/19/2030(e) 1 mo. USD Term SOFR + 2.750%	262,142
	Discovery Purchaser Corp.
238,205	7.607%, 10/04/2029(e) 3 mo. USD Term SOFR + 3.750%	229,485
	GEON Performance Solutions LLC
3,306,828	8.184%, 08/18/2028(e) 3 mo. USD Term SOFR + 4.250%	2,633,062
	Nouryon Finance BV
2,168,414	7.036%, 04/03/2028(e) 6 mo. USD Term SOFR + 3.250%	2,172,935
	Power Services Holding Co.
510	4.750%, 11/22/2028(e) 3 mo. USD Term SOFR + 4.750%	508

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	11

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Basic Materials (continued)
	Power Services Holding Co. (Continued)
$ 72,548	8.581%-8.764%, 11/22/2028(e) 1 mo. USD Term SOFR + 4.750%, 3 mo. USD Term SOFR + 4.750%	$72,398
	SCIL IV LLC
100,000	7.799%, 11/08/2032(e) 6 mo. USD Term SOFR + 4.000%	100,344

		5,560,448

Communications: 3.2%
	Cengage Learning, Inc.
109,692	7.227%-7.322%, 03/24/2031(e) 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%	110,272
	Connect Finco SARL
3,260,374	8.216%, 09/27/2029(e) 1 mo. USD Term SOFR + 4.500%	3,259,917
	Cyxtera DC Holdings, Inc.
132,288	0.000%, 01/16/2026(j)	728
	Eagle Broadband Investments LLC
2,421,749	6.934%, 11/12/2027(e) 3 mo. USD Term SOFR + 3.000%	2,306,716
	Firstdigital Communications LLC
48,906	8.331%, 12/17/2026(e) 1 mo. USD Term SOFR + 4.500%	48,133
	Iridium Satellite LLC
1,968,435	5.966%, 09/20/2030(e) 1 mo. USD Term SOFR + 2.250%	1,922,787
	Level 3 Financing, Inc.
20,000	6.966%, 03/29/2032(e) 1 mo. USD Term SOFR + 3.250%	20,082
	Midcontinent Communications
849,250	6.230%, 08/16/2031(e) 1 mo. USD Term SOFR + 2.500%	848,723
	Speedster Bidco GmbH
148,878	7.240%, 12/10/2031(e) 3 mo. USD Term SOFR + 3.250%	149,436
	Sunrise Financing Partnership
150,000	6.691%, 02/15/2032(e) 6 mo. USD Term SOFR + 2.500%	150,721
	TripAdvisor, Inc.
98,997	6.466%, 07/08/2031(e) 1 mo. USD Term SOFR + 2.750%	95,842
	Versant Media Group, Inc.
1,230,000	0.000%, 10/23/2030(k)	1,231,925
	Xplornet Communications, Inc.
4,117	12.331%, 10/24/2029(e)(l) 1 mo. USD Term SOFR + 5.000% Cash, 3.500% PIK	3,865
14,239	5.800%, 10/24/2031(e) 1 mo. USD Term SOFR + 1.500%	8,935

		10,158,082

Consumer, Cyclical: 2.8%
	ABG Intermediate Holdings 2 LLC
135,781	5.966%, 12/21/2028(e) 1 mo. USD Term SOFR + 2.250%	136,155

Principal Amount^		Value

Consumer, Cyclical (continued)
	Accuride Intermediate Co., Inc.
$ 16,031	8.238%, 03/07/2030(e) 3 mo. USD Term SOFR + 4.500%	$30,050
	Allen Media LLC
499,438	9.322%, 02/10/2027(e) 3 mo. USD Term SOFR + 5.500%	353,405
	American Airlines, Inc.
1,455,057	6.134%, 04/20/2028(e) 3 mo. USD Term SOFR + 2.250%	1,460,331
	Arcis Golf LLC
546,144	6.466%, 11/24/2028(e) 1 mo. USD Term SOFR + 2.750%	549,047
	Beach Acquisition Bidco LLC
100,000	6.922%, 09/12/2032(e) 3 mo. USD Term SOFR + 3.250%	100,938
	Bulldog Purchaser, Inc.
546,114	7.686%, 06/27/2031(e) 3 mo. USD Term SOFR + 3.750%	550,267
	Caesars Entertainment, Inc.
97,305	5.966%, 02/06/2030(e) 1 mo. USD Term SOFR + 2.250%	96,794
98,497	5.966%, 02/06/2031(e) 1 mo. USD Term SOFR + 2.250%	97,758
	EG America LLC
98,754	7.322%, 02/07/2028(e) 3 mo. USD Term SOFR + 3.500%	99,258
	Epic Creations, Inc.
214	13.727%, 07/31/2025(e) 1 mo. USD Term SOFR + 10.000%	215
	FR Refuel LLC
86,496	8.581%, 11/08/2028(e) 1 mo. USD Term SOFR + 4.750%	86,171
	Gibson Brands, Inc.
96,000	8.850%, 08/11/2028(e) 1 mo. USD Term SOFR + 5.000%	87,640
	Gloves Buyer, Inc.
345,000	7.716%, 05/21/2032(e) 1 mo. USD Term SOFR + 4.000%	343,922
	Great Outdoors Group LLC
2,105,181	6.966%, 01/23/2032(e) 1 mo. USD Term SOFR + 3.250%	2,120,181
	Hunter Douglas, Inc.
446,244	6.672%, 01/20/2032(e) 3 mo. USD Term SOFR + 3.000%	449,272
	Laseraway Intermediate Holdings II LLC
89,800	9.893%, 10/14/2027(e) 3 mo. USD Term SOFR + 5.750%	89,463
	Pacific Bells LLC
257,278	7.422%, 11/13/2028(e) 3 mo. USD Term SOFR + 3.750%	258,618
	Park River Holdings, Inc.
280,000	8.485%, 03/15/2031(e) 3 mo. USD Term SOFR + 4.500%	281,998
	PCI Gaming Authority
147,873	5.716%, 07/18/2031(e) 1 mo. USD Term SOFR + 2.000%	148,325
	Peer Holding III BV
99,000	6.172%, 07/01/2031(e) 3 mo. USD Term SOFR + 2.500%	99,546
	PetSmart, Inc.
25,000	7.734%, 08/18/2032(e) 1 mo. USD Term SOFR + 4.000%	24,930

The accompanying notes are an integral part of these financial statements.

12	Litman Gregory Funds Trust

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Consumer, Cyclical (continued)
	QSRP Finco BV
500,000 (EUR)	6.069%, 06/19/2031(e) 6 mo. EURIBOR + 4.000%	$586,014
	Recess Holdings, Inc.
98,257	7.615%, 02/20/2030(e) 3 mo. USD Term SOFR + 3.750%	99,010
	SGH2 LLC
149,625	8.172%, 08/18/2032(e) 3 mo. USD Term SOFR + 4.500%	150,373
	Tacala LLC
49,129	6.716%, 01/31/2031(e) 1 mo. USD Term SOFR + 3.000%	49,529
	Topgolf Callaway Brands Corp.
24,801	6.716%, 03/18/2030(e) 1 mo. USD Term SOFR + 3.000%	24,902
	Vista Management Holding, Inc.
173,250	7.735%, 04/01/2031(e) 3 mo. USD Term SOFR + 3.750%	175,163
	White Cap Buyer LLC
247,748	6.966%, 10/19/2029(e) 1 mo. USD Term SOFR + 3.250%	249,038

		8,798,313

Consumer, Non-cyclical: 4.2%
	AAG U.S. GSI Bidco, Inc.
2,163,650	8.672%, 10/31/2031(e) 3 mo. USD Term SOFR + 5.000%	2,175,831
	Albion Financing 3 SARL
98,507	6.869%, 05/21/2031(e) 3 mo. USD Term SOFR + 3.000%	99,323
	American Auto Auction Group LLC
545,875	8.172%, 05/28/2032(e) 3 mo. USD Term SOFR + 4.500%	537,591
	Amspec Parent LLC
45,745	7.172%, 12/22/2031(e) 3 mo. USD Term SOFR + 3.500%	45,974
301,700	7.172%, 12/22/2031(e) 3 mo. USD Term SOFR + 3.500%	303,208
	Bausch Health Cos., Inc.
19,900	9.966%, 10/08/2030(e) 1 mo. USD Term SOFR + 6.250%	19,487
	Blue Ribbon LLC
199,904	10.131%, 05/08/2028(e) 3 mo. USD Term SOFR + 6.000%	130,937
	CCRR Parent, Inc.
297,142	8.334%, 03/06/2028(e) 3 mo. USD Term SOFR + 4.250%	87,285
	Chef’s Warehouse Leasing Co. LLC
82,083	6.716%, 08/23/2029(e) 1 mo. USD Term SOFR + 3.000%	82,733
	Citrin Cooperman Advisors LLC
9,091	6.672%, 04/01/2032(e) 3 mo. USD Term SOFR + 3.000%	9,129
140,182	6.672%, 04/01/2032(e) 3 mo. USD Term SOFR + 3.000%	140,766

Principal Amount^		Value

Consumer, Non-cyclical (continued)
	Congruex Group LLC
$ 47,031	5.490%, 05/03/2029(e) 3 mo. USD Term SOFR + 1.500%	$38,683
	Dermatology Intermediate Holdings III, Inc.
97,475	8.090%, 03/30/2029(e) 3 mo. USD Term SOFR + 4.250%	94,328
	EyeCare Partners LLC
361	8.580%, 11/30/2028(e)(l) 3 mo. USD Term SOFR + 1.000% Cash, 3.610% PIK	166
	Florida Food Products LLC
21,729	9.434%, 10/15/2030(e) 3 mo. USD Term SOFR + 5.500%	21,638
55,621	9.049%, 10/15/2030(e) 3 mo. USD Term SOFR + 5.000%	44,497
	Fugue Finance BV
148,381	6.572%, 01/09/2032(e) 3 mo. USD Term SOFR + 2.750%	149,086
	Imagefirst Holdings LLC
149,250	6.733%, 03/12/2032(e) 3 mo. USD Term SOFR + 3.000%	149,624
	Inception Holdco SARL
547,628	6.922%, 04/18/2031(e) 3 mo. USD Term SOFR + 3.250%	552,934
	Jazz Financing Lux SARL
2,173,549	5.966%, 05/05/2028(e) 1 mo. USD Term SOFR + 2.250%	2,185,471
	MB2 Dental Solutions LLC
1,800	9.221%, 02/13/2031(e) 1 mo. USD Term SOFR + 5.500%	1,575
13,733	9.216%, 02/13/2031(e) 1 mo. USD Term SOFR + 5.500%	13,733
17,292	9.172%-9.272%, 02/13/2031(e) 1 mo. USD Term SOFR + 5.500%, 3 mo. USD Term SOFR + 5.500%,	17,292
94,835	9.216%, 02/13/2031(e) 1 mo. USD Term SOFR + 5.500%	94,642
	Moran Foods LLC
13,119	15.023%, 06/30/2026(e) 3 mo. USD Term SOFR + 2.000%	7
5,688	11.022%, 06/30/2026(e) 3 mo. USD Term SOFR + 7.250%	303
12,145	11.022%, 06/30/2026(e) 3 mo. USD Term SOFR + 7.250%	6,601
	MPH Acquisition Holdings LLC
78,561	7.590%, 12/31/2030(e) 3 mo. USD Term SOFR + 3.750%	78,876
651,224	8.702%, 12/31/2030(e) 3 mo. USD Term SOFR + 4.600%	613,779
	NFM & J LP
47,724	9.690%, 11/30/2027(e) 3 mo. USD Term SOFR + 5.750%	47,119
48,514	9.672%-9.691%, 11/30/2027(e) 3 mo. USD Term SOFR + 5.750%	47,899
	PABST Financing Newco LLC
78,931	11.865%, 05/08/2028(e) 3 mo. USD Term SOFR + 8.000%	78,142
	Pacific Dental Services LLC
197,997	6.236%, 03/15/2031(e) 1 mo. USD Term SOFR + 2.500%	198,993

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	13

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Consumer, Non-cyclical (continued)
	Priority Holdings LLC
$ 1,238,014	7.466%, 07/30/2032(e) 1 mo. USD Term SOFR + 3.750%	$1,219,753
	ScribeAmerica Intermediate Holdco LLC
46,946	12.250%, 01/12/2026(e) U.S. (Fed) Prime Rate - 5.500%	35,209
	Secretariat Advisors LLC
88,578	7.672%, 02/28/2032(e) 3 mo. USD Term SOFR + 4.000%	88,938
	Sotera Health Holdings LLC
2,095,366	6.340%, 05/30/2031(e) 3 mo. USD Term SOFR + 2.500%	2,109,783
	System One Holdings LLC
1,120,745	7.216%, 03/02/2028(e) 1 mo. USD Term SOFR + 3.500%	1,124,247
	TMF Group Holding BV
168,300	6.687%, 05/03/2028(e) 3 mo. USD Term SOFR + 2.750%	169,633
	Vacation Rental Brands LLC
83,125	8.922%, 05/06/2032(e) 3 mo. USD Term SOFR + 5.250%	82,320
	Women’s Care Enterprises LLC
187,901	8.440%, 01/15/2028(e) 3 mo. USD Term SOFR + 4.500%	176,392
	WW International, Inc.
28,739	10.489%, 06/24/2030(e) 3 mo. USD Term SOFR + 6.800%	25,455

		13,099,382

Energy: 0.8%
	GIP Pilot Acquisition Partners LP
48,300	5.936%, 10/04/2030(e) 3 mo. USD Term SOFR + 2.000%	48,473
	Hilcorp Energy I LP
2,039,588	5.736%, 02/11/2030(e) 1 mo. USD Term SOFR + 2.000%	2,045,971
	Lealand Finance Co. BV
30,659	7.831%, 12/31/2027(e)(l) 1 mo. USD Term SOFR + 4.000%	23,965
	Liquid Tech Solutions LLC
181,424	7.238%, 10/12/2032(e) 3 mo. USD Term SOFR + 3.500%	182,293
	Par Petroleum LLC
182,934	6.955%, 02/28/2030(e) 3 mo. USD Term SOFR + 3.250%	183,887
	Venture Global Calcasieu Pass LLC
14,718	6.691%, 08/19/2026(e) 1 mo. USD Term SOFR + 2.875%	14,723

		2,499,312

Principal Amount^		Value

Financial: 2.3%
	AmWINS Group, Inc.
$ 148,500	5.966%, 01/30/2032(e) 1 mo. USD Term SOFR + 2.250%	$149,095
	AqGen Island Holdings, Inc.
50,000	6.716%, 11/24/2032(e) 1 mo. USD Term SOFR + 3.000%	50,010
	Ardonagh Midco 3 PLC
148,878	6.422%-6.950%, 02/15/2031(e) 3 mo. USD Term SOFR + 2.750%, 6 mo. USD Term SOFR + 2.750%	148,847
	Aretec Group, Inc.
422,884	6.716%, 08/09/2030(e) 1 mo. USD Term SOFR + 3.000%	425,036
	Asurion LLC
74,187	7.966%, 09/19/2030(e) 1 mo. USD Term SOFR + 4.250%	74,291
97,494	8.066%, 08/19/2028(e) 1 mo. USD Term SOFR + 4.250%	97,785
398,000	7.966%, 09/19/2030(e) 1 mo. USD Term SOFR + 4.250%	398,342
	Blackhawk Network Holdings, Inc.
158,251	7.672%, 03/12/2029(e) 3 mo. USD Term SOFR + 4.000%	159,203
	Capstone Acquisition Holdings, Inc.
12,045	8.316%, 11/13/2029(e) 1 mo. USD Term SOFR + 4.500%	0
136,200	8.316%, 11/13/2029(e) 1 mo. USD Term SOFR + 4.500%	135,617
	Cfc Bidco 2022 Ltd.
550,000	7.735%, 07/01/2032(e) 3 mo. USD Term SOFR + 3.750%	536,938
	Chrysaor Bidco SARL
99,303	7.144%, 10/30/2031(e) 3 mo. USD Term SOFR + 3.250%	100,123
	Cliffwater LLC
138,950	8.471%, 04/22/2032(e) 1 mo. USD Term SOFR + 4.750%	138,950
	Eisner Advisory Group LLC
98,014	7.716%, 02/28/2031(e) 1 mo. USD Term SOFR + 4.000%	98,826
	Fiserv Investment Solutions, Inc.
97,927	7.889%, 02/18/2027(e) 3 mo. USD Term SOFR + 4.000%	97,046
	Focus Financial Partners LLC
49,500	6.216%, 09/15/2031(e) 1 mo. USD Term SOFR + 2.500%	49,639
	HV Eight LLC
354,882 (EUR)	5.516%, 11/22/2027(e) 3 mo. EURIBOR + 3.500%	415,254
	IMC Financing LLC
547,250	7.234%, 06/18/2032(e) 1 mo. USD Term SOFR + 3.500%	552,383
	LendingTree, Inc.
2,621,630	8.216%, 08/21/2030(e) 1 mo. USD Term SOFR + 4.500%	2,621,630
	Orion U.S. Finco, Inc.
550,000	7.427%, 10/08/2032(e) 3 mo. USD Term SOFR + 3.500%	553,223
	PMH Newco LP
228,899	6.896%, 10/02/2030(e) 3 mo. USD Term SOFR + 2.600%	228,751

The accompanying notes are an integral part of these financial statements.

14	Litman Gregory Funds Trust

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Financial (continued)
	PMH SPV C LLC
$ 60,167	7.096%, 10/02/2030(e) 3 mo. USD Term SOFR + 3.150%	$60,160
	Saphilux SARL
297,507	6.730%-6.910%, 07/18/2028(e) 3 mo. USD Term SOFR + 3.000%, 6 mo. USD Term SOFR + 3.000%	299,833

		7,390,982

Industrial: 1.9%
	API Holdings III LLC
8,161	10.672%, 03/25/2027(e)(l) 3 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	8,324
111,739	10.672%, 05/10/2027(e)(l) 3 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	101,124
	Azuria Water Solutions, Inc.
231,869	6.716%, 05/17/2028(e) 1 mo. USD Term SOFR + 3.000%	233,359
	Bettcher Industries, Inc.
147,700	7.672%, 12/14/2028(e) 3 mo. USD Term SOFR + 4.000%	149,293
	Climater Bidco II SAS
500,000 (EUR)	5.769%, 03/19/2032(e) 3 mo. EURIBOR + 3.750%	590,367
	Cobham Ultra SeniorCo SARL
575,661	8.370%, 08/03/2029(e) 6 mo. USD Term SOFR + 3.750%	578,179
	Cube Industrials Buyer, Inc.
148,877	6.912%, 10/17/2031(e) 3 mo. USD Term SOFR + 3.000%	148,939
	Engineered Machinery Holdings, Inc.
24,355	6.922%, 11/26/2032(e) 3 mo. USD Term SOFR + 3.250%	24,540
173,553	6.922%, 11/26/2032(e) 3 mo. USD Term SOFR + 3.250%	174,876
	GrafTech Finance, Inc.
42,667	9.858%, 12/21/2029(e) 3 mo. USD Term SOFR + 6.000%	43,574
	Holding Socotec
49,500	6.910%, 06/02/2031(e) 3 mo. USD Term SOFR + 3.250%	49,956
	Ilpea Parent, Inc.
462,200	7.720%, 06/22/2028(e) 1 mo. USD Term SOFR + 4.000%	462,202
	KKR Apple Bidco LLC
148,500	6.216%, 09/23/2031(e) 1 mo. USD Term SOFR + 2.500%	149,433
	Knife River Holdco
198,500	5.738%, 03/08/2032(e) 3 mo. USD Term SOFR + 2.000%	199,741
	Mannington Mills, Inc.
93,306	8.422%, 03/25/2032(e) 3 mo. USD Term SOFR + 4.750%	92,839

Principal Amount^		Value

Industrial (continued)
	Michael Baker International LLC
$ 396,128	7.840%, 12/01/2028(e) 3 mo. USD Term SOFR + 4.000%	$397,530
	MV Holding GmbH
179,101	5.721%, 03/17/2032(e) 1 mo. USD Term SOFR + 2.000%	180,072
	NA Rail HoldCo LLC
149,250	6.738%, 03/08/2032(e) 3 mo. USD Term SOFR + 3.000%	150,743
	Newly Weds Foods, Inc.
99,500	5.984%, 03/15/2032(e) 1 mo. USD Term SOFR + 2.250%	99,790
	Owens-Illinois, Inc.
250,000	6.838%, 09/30/2032(e) 3 mo. USD Term SOFR + 3.000%	252,461
	Pelican Products, Inc.
97,462	8.184%, 12/29/2028(e) 3 mo. USD Term SOFR + 4.250%	88,487
	Quikrete Holdings, Inc.
69,475	5.966%, 02/10/2032(e) 1 mo. USD Term SOFR + 2.250%	69,768
96,400	5.966%, 04/14/2031(e) 1 mo. USD Term SOFR + 2.250%	96,787
	Roper Industrial Products Investment Co. LLC
535,940	6.422%, 11/22/2029(e) 3 mo. USD Term SOFR + 2.750%	539,791
	Student Transportation of America Holdings, Inc.
547,250	6.939%, 06/24/2032(e) 3 mo. USD Term SOFR + 3.250%	549,532
	Tidal Waste & Recycling Holdings LLC
516,101	6.422%, 10/24/2031(e) 3 mo. USD Term SOFR + 2.750%	520,681

		5,952,388

Technology: 1.7%
	Apttus Corp.
127,119	7.340%, 05/08/2028(e) 3 mo. USD Term SOFR + 3.500%	127,119
	AthenaHealth Group, Inc.
2,305,964	6.466%, 02/15/2029(e) 1 mo. USD Term SOFR + 2.750%	2,313,170
	Boxer Parent Co., Inc.
99,250	6.822%, 07/30/2031(e) 3 mo. USD Term SOFR + 3.000%	99,109
	Central Parent, Inc.
607,658	6.922%, 07/06/2029(e) 3 mo. USD Term SOFR + 3.250%	516,686
	CoreLogic, Inc.
545,725	7.331%, 06/02/2028(e) 1 mo. USD Term SOFR + 3.500%	546,964
	Curriculum Associates LLC
74,531	8.455%, 05/07/2032(e) 3 mo. USD Term SOFR + 4.750%	74,531
125,158	8.466%, 05/07/2032(e) 1 mo. USD Term SOFR + 4.750%	124,592
	Cvent, Inc.
99,000	6.422%, 06/17/2030(e) 3 mo. USD Term SOFR + 2.750%	99,066

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	15

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Technology (continued)
	Darktrace PLC
$ 278,897	7.185%, 10/09/2031(e) 3 mo. USD Term SOFR + 3.250%	$280,268
	Dayforce, Inc.
200,000	0.000%, 08/20/2032(k)	199,644
	Finastra USA, Inc.
24,882	10.973%, 09/13/2029(e) 3 mo. USD Term SOFR + 7.250%	25,069
	HIG Operations Holdings, Inc.
141,494	8.236%, 06/11/2031(e) 3 mo. USD Term SOFR + 4.500%	140,794
	Kaseya, Inc.
99,250	6.716%, 03/20/2032(e) 1 mo. USD Term SOFR + 3.000%	99,454
	Modena Buyer LLC
173,623	8.090%, 07/01/2031(e) 3 mo. USD Term SOFR + 4.250%	173,067
	Planview Parent, Inc.
148,425	7.172%, 12/17/2027(e) 3 mo. USD Term SOFR + 3.500%	142,836
	PushPay USA, Inc.
99,001	7.622%, 08/15/2031(e) 6 mo. USD Term SOFR + 3.750%	99,063
	Sitecore Holding III AS
142,340	11.028%, 03/12/2029(e) 3 mo. USD Term SOFR + 7.000%	141,830
	Zuora, Inc.
149,625	7.216%, 02/14/2032(e) 1 mo. USD Term SOFR + 3.500%	149,317

		5,352,579

Utilities: 1.1%
	Eastern Power LLC
3,328,775	8.966%, 04/03/2028(e) 1 mo. USD Term SOFR + 5.250%	3,356,853
	PowerGrid Services LLC
2,055	8.422%, 07/01/2032(e) 3 mo. USD Term SOFR + 4.750%	2,055
174,998	8.422%, 07/01/2032(e) 3 mo. USD Term SOFR + 4.750%	174,998

		3,533,906

TOTAL BANK LOANS (Cost $63,244,091)		62,345,392

CONVERTIBLE BONDS: 0.2%

Energy: 0.2%
	XPLR Infrastructure LP
610,000	2.500%, 06/15/2026(c)(d)	600,118

Financial: 0.0%
	Kaisa Group Holdings Ltd.
115,151	0.000%, 12/31/2026(d)(h)	1,439
143,942	0.000%, 12/31/2027(d)(h)	1,080
230,303	0.000%, 12/31/2028(d)(h)	1,439
230,303	0.000%, 12/31/2029(d)(h)	1,439
287,878	0.000%, 12/31/2030(d)(h)	1,072
287,878	0.000%, 12/31/2031(d)(h)	1,080
543,104	0.000%, 12/31/2032(d)(h)	5,431

Principal Amount^		Value

Financial (continued)
	Shimao Group Holdings Ltd.
$ 951,317	0.000%, 07/21/2026(d)(h)	$31,394

		44,374

TOTAL CONVERTIBLE BONDS (Cost $3,087,393)		644,492

CORPORATE BONDS: 41.9%

Basic Materials: 1.9%
	AITX FinCo LLC
400,000	6.000%, 10/23/2035	397,088
	Arsenal AIC Parent LLC
100,000	8.000%, 10/01/2030(d)	106,241
	Compass Minerals International, Inc.
155,000	8.000%, 07/01/2030(d)	162,333
	Dow Chemical Co.
100,000	6.900%, 05/15/2053(c)	102,981
	Methanex U.S. Operations, Inc.
2,035,000	6.250%, 03/15/2032(d)	2,096,652
	Minerals Technologies, Inc.
165,000	5.000%, 07/01/2028(d)	163,965
	Olin Corp.
2,800,000	6.625%, 04/01/2033(d)	2,782,413
	SCIL IV LLC/SCIL USA Holdings LLC
100,000 (EUR)	9.500%, 07/15/2028(d)	123,698
	Unigel Luxembourg SA
250,035	11.000%, 12/31/2028(l) Cash 11.000% + PIK Rate 12.000%	17,502
58,147	11.000%, 12/31/2028(d)(l) Cash 11.000% + PIK Rate 12.000%	4,070

		5,956,943

Communications: 2.4%
	Altice France SA
154,020	6.875%, 07/15/2032(d)	147,797
	AMC Networks, Inc.
50,000	10.250%, 01/15/2029(d)	52,470
4,000	4.250%, 02/15/2029	3,558
500,000	10.500%, 07/15/2032(c)(d)	552,828
	Bell Telephone Co. of Canada or Bell Canada
200,000	6.875%, 09/15/2055(g) 5 yr. CMT + 2.390%	207,162
	British Telecommunications PLC
200,000	4.875%, 11/23/2081(d)(g) 5 yr. CMT + 3.493%	193,617
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,255,000	7.375%, 03/01/2031(d)	1,281,503
	Charter Communications Operating LLC/Charter Communications Operating Capital
15,000	4.800%, 03/01/2050	11,319
60,000	3.700%, 04/01/2051	38,065
40,000	5.250%, 04/01/2053	31,808
70,000	6.834%, 10/23/2055	67,578
370,000	4.400%, 12/01/2061	243,236
	Connect Finco SARL/Connect U.S. Finco LLC
290,000	9.000%, 09/15/2029(d)	307,977

The accompanying notes are an integral part of these financial statements.

16	Litman Gregory Funds Trust

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Communications (continued)
	Cox Communications, Inc.
$ 85,000	2.950%, 10/01/2050(d)	$47,579
50,000	5.800%, 12/15/2053(d)	42,973
	CSC Holdings LLC
100,000	11.750%, 01/31/2029(d)	74,383
	iHeartCommunications, Inc.
104,000	7.750%, 08/15/2030(d)	91,093
	McGraw-Hill Education, Inc.
40,000	8.000%, 08/01/2029(d)	40,458
	Paramount Global
260,000	6.875%, 04/30/2036	256,759
12,000	5.900%, 10/15/2040	10,473
345,000	4.375%, 03/15/2043	240,835
90,000	5.850%, 09/01/2043	74,376
27,000	5.250%, 04/01/2044	20,525
28,000	4.900%, 08/15/2044	20,178
	QTS Good News Facility
478,356	8.050%, 10/09/2028(g)	478,164
	1 mo. USD Term SOFR + 3.000%
248,783	7.800%, 10/09/2026(g)	248,783
	1 mo. USD Term SOFR + 2.750%
	Rakuten Group, Inc.
477,000	9.750%, 04/15/2029(d)	533,655
	Rogers Communications, Inc.
150,000	7.000%, 04/15/2055(g) 5 yr. CMT + 2.653%	157,036
	Sunrise FinCo I BV
450,000	4.875%, 07/15/2031(d)	428,985
	TEGNA, Inc.
615,000	4.625%, 03/15/2028	609,167
	TELUS Corp.
200,000	6.625%, 10/15/2055(c)(g) 5 yr. CMT + 2.769%	204,219
200,000	7.000%, 10/15/2055(g) 5 yr. CMT + 2.709%	208,277
100,000	6.375%, 06/09/2056(g) 5 yr. CMT + 2.694%	100,254
100,000	6.625%, 06/09/2056(g) 5 yr. CMT + 2.515%	99,992
	Time Warner Cable LLC
20,000	6.550%, 05/01/2037	20,455
	Virgin Media Finance PLC
100,000	5.000%, 07/15/2030(d)	88,222
	Vmed O2 U.K. Financing I PLC
400,000	6.750%, 01/15/2033(d)	397,169
	Vodafone Group PLC
100,000	5.125%, 06/04/2081(g) 5 yr. CMT + 3.073%	78,539

		7,711,467

Consumer, Cyclical: 5.1%
	Air Canada
100,000 (CAD)	4.625%, 08/15/2029(d)	72,961
	Allison Transmission, Inc.
1,024,000	3.750%, 01/30/2031(c)(d)	964,922
	Beach Acquisition Bidco LLC
100,000 (EUR)	5.250%, 07/15/2032(d)	119,745
	Boots Group Finco LP
200,000 (EUR)	5.375%, 08/31/2032(d)	242,907

Principal Amount^		Value

Consumer, Cyclical (continued)
	Choice Hotels International, Inc.
$ 545,000	5.850%, 08/01/2034(c)	$556,757
	Clarios Global LP/Clarios U.S. Finance Co.
300,000 (EUR)	4.750%, 06/15/2031(d)	357,860
	Crocs, Inc.
135,000	4.125%, 08/15/2031(d)	125,384
	Deuce Finco PLC
400,000 (GBP)	7.000%, 11/20/2031(d)	544,097
	Essendi SA
200,000 (EUR)	5.375%, 05/15/2030(d)	241,840
200,000 (EUR)	5.625%, 05/15/2032(d)	241,342
	Ford Motor Credit Co. LLC
1,760,000	5.113%, 05/03/2029	1,764,556
	JB Poindexter & Co., Inc.
30,000	8.750%, 12/15/2031(d)	31,462
	JetBlue Airways Corp./JetBlue Loyalty LP
2,655,000	9.875%, 09/20/2031(d)	2,677,133
	Lightning eMotors, Inc.
100,000	7.500%, 03/01/2037	95,807
200,000	Series 2022-1-A 5.500%, 03/01/2037	189,522
	Macy’s Retail Holdings LLC
741,000	5.875%, 03/15/2030(d)	748,603
450,000	7.375%, 08/01/2033(d)	477,552
	Motel One GmbH/Muenchen
90,000 (EUR)	7.750%, 04/02/2031(d)	112,961
	NCL Corp. Ltd.
135,000	6.750%, 02/01/2032(c)(d)	138,312
	New Flyer Holdings, Inc.
100,000	9.250%, 07/01/2030(d)	107,979
	Newell Brands, Inc.
1,185,000	8.500%, 06/01/2028(d)	1,244,053
	Nordstrom, Inc.
2,485,000	4.375%, 04/01/2030	2,379,144
	Penn Entertainment, Inc.
180,000	4.125%, 07/01/2029(c)(d)	167,583
	Phinia, Inc.
86,000	6.625%, 10/15/2032(d)	89,372
	Quicktop Holdco AB
100,000 (EUR)	6.535%, 03/21/2030(d)(e) 3 mo. EURIBOR + 4.500%	120,757
	QXO Building Products, Inc.
200,000	6.750%, 04/30/2032(d)	209,044
	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
100,000	6.625%, 03/01/2030(d)	88,947
	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.
125,000	6.625%, 05/01/2032(c)(d)	126,125
	Suburban Propane Partners LP/Suburban Energy Finance Corp.
41,000	5.000%, 06/01/2031(d)	39,465
	Superior Plus LP/Superior General Partner, Inc.
100,000	4.500%, 03/15/2029(d)	97,684
	Thunderbird 1 A Funded
200,000	Series 2022-1-A 5.500%, 03/01/2037	189,522
	Thunderbird Entertainment Group, Inc.
100,000	7.500%, 03/01/2037	95,807

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	17

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Consumer, Cyclical (continued)
	TVL Finance PLC
100,000 (EUR)	5.768%, 06/30/2030(e) 3 mo. EURIBOR + 3.750%	$117,202
	United Airlines Pass-Through Trust
116,816	Series 2019-2-B 3.500%, 11/01/2029	114,156
	Velocity Vehicle Group LLC
100,000	8.000%, 06/01/2029(d)	95,098
	Wabash National Corp.
100,000	4.500%, 10/15/2028(d)	93,645
	Whirlpool Corp.
100,000	4.500%, 06/01/2046	75,199
50,000	4.600%, 05/15/2050	36,811
	William Carter Co.
815,000	7.375%, 02/15/2031(d)	843,664
	Wolverine World Wide, Inc.
74,000	4.000%, 08/15/2029(d)	68,516

		16,103,496

Consumer, Non-cyclical: 2.2%
	Acadia Healthcare Co., Inc.
200,000	7.375%, 03/15/2033(c)(d)	202,249
	Altria Group, Inc.
10,000	4.450%, 05/06/2050	8,071
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
955,000	8.250%, 01/15/2030(d)	990,822
	Bausch Health Cos., Inc.
885,000	4.875%, 06/01/2028(c)(d)	792,739
	BCP V Modular Services Finance II PLC
100,000 (EUR)	4.750%, 11/30/2028(d)	111,207
	Becle SAB de CV
200,000	2.500%, 10/14/2031(d)	174,966
	Carriage Services, Inc.
100,000	4.250%, 05/15/2029(d)	96,727
	CPI CG, Inc.
349,000	10.000%, 07/15/2029(d)	371,416
	CVS Health Corp.
50,000	7.000%, 03/10/2055(g) 5 yr. CMT + 2.886%	52,485
	DaVita, Inc.
410,000	3.750%, 02/15/2031(d)	379,693
	Herc Holdings, Inc.
230,000	7.250%, 06/15/2033(d)	244,512
	Hertz Corp.
18,000	12.625%, 07/15/2029(d)	18,166
	Hologic, Inc.
620,000	3.250%, 02/15/2029(d)	611,556
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
100,000	4.375%, 02/02/2052	77,795
	Nidda Healthcare Holding GmbH
450,000 (EUR)	5.276%, 10/15/2032(d)(e) 3 mo. EURIBOR + 3.250%	533,652
	Perrigo Finance Unlimited Co.
100,000 (EUR)	5.375%, 09/30/2032	119,701
	Post Holdings, Inc.
957,000	4.500%, 09/15/2031(d)	906,861

Principal Amount^		Value

Consumer, Non-cyclical (continued)
	Primo Water Holdings, Inc./Triton Water Holdings, Inc.
$ 200,000	4.375%, 04/30/2029(d)	$194,816
	Sotheby’s/Bidfair Holdings, Inc.
200,000	5.875%, 06/01/2029(d)	187,079
	Surgery Center Holdings, Inc.
150,000	7.250%, 04/15/2032(d)	152,089
	TriNet Group, Inc.
50,000	7.125%, 08/15/2031(d)	51,741
	Valvoline, Inc.
556,000	3.625%, 06/15/2031(d)	511,363

		6,789,706

Energy: 2.7%
	BP Capital Markets PLC
210,000	4.875%, 03/22/2030(b)(g) 5 yr. CMT + 4.398%	209,083
50,000	6.125%, 03/18/2035(b)(g) 5 yr. CMT + 1.924%	51,592
	Crescent Energy Finance LLC
2,270,000	7.625%, 04/01/2032(d)	2,202,347
	CTL AZ Battery Property
100,000	6.730%, 02/20/2046	98,804
	CVR Energy, Inc.
100,000	8.500%, 01/15/2029(d)	102,857
	Global Partners LP/GLP Finance Corp.
25,000	6.875%, 01/15/2029	25,417
550,000	7.125%, 07/01/2033(d)	563,517
	Helmerich & Payne, Inc.
275,000	5.500%, 12/01/2034(c)	271,382
	Hess Midstream Operations LP
2,050,000	5.875%, 03/01/2028(d)	2,093,632
	HF Sinclair Corp.
60,000	6.250%, 01/15/2035	62,739
	ITT Holdings LLC
125,000	6.500%, 08/01/2029(d)	120,065
	Kinetik Holdings LP
94,000	6.625%, 12/15/2028(d)	96,853
100,000	5.875%, 06/15/2030(d)	100,944
	ONEOK, Inc.
100,000	7.150%, 01/15/2051	110,689
	Phillips 66 Co.
37,000	Series A 5.875%, 03/15/2056(g) 5 yr. CMT + 2.283%	36,623
37,000	Series B 6.200%, 03/15/2056(g) 5 yr. CMT + 2.166%	36,868
	Plains All American Pipeline LP/PAA Finance Corp.
50,000	4.700%, 06/15/2044	42,714
	Rockies Express Pipeline LLC
50,000	6.875%, 04/15/2040(d)	51,719
	Sunoco LP
1,005,000	7.000%, 05/01/2029(d)	1,048,614
100,000	4.625%, 05/01/2030(d)	97,180
50,000	7.250%, 05/01/2032(c)(d)	52,900
	TransMontaigne Partners LLC
25,000	8.500%, 06/15/2030(d)	25,253
	Venture Global Calcasieu Pass LLC
100,000	3.875%, 08/15/2029(d)	93,806
75,000	4.125%, 08/15/2031(d)	68,213
120,000	3.875%, 11/01/2033(d)	102,968

The accompanying notes are an integral part of these financial statements.

18	Litman Gregory Funds Trust

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Energy (continued)
	Venture Global LNG, Inc.
$ 50,000	9.500%, 02/01/2029(d)	$51,859
50,000	9.000%, 09/30/2029(b)(c)(d)(g) 5 yr. CMT + 5.440%	39,523
50,000	9.875%, 02/01/2032(d)	51,685
	Venture Global Plaquemines LNG LLC
500,000	7.500%, 05/01/2033(d)	540,528

		8,450,374

Financial: 20.9%
	Aegon Ltd.
685,000	5.500%, 04/11/2048(g) 6 mo. USD LIBOR + 3.540%	694,224
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
100,000	7.000%, 01/15/2031(d)	103,817
	Allianz SE
200,000	6.550%, 10/30/2033(b)(d)(g) 5 yr. CMT + 2.317%	208,331
	Alpha Holding SA de CV
565,639	9.000%, 02/10/2025(d)(j)	4,242
	American Coastal Insurance Corp.
255,000	6.250%, 12/15/2027	256,258
	American National Group, Inc.
250,000	7.000%, 12/01/2055(g) 5 yr. CMT + 3.183%	251,329
	Americo Life, Inc.
650,000	3.450%, 04/15/2031(d)	589,578
	AmFam Holdings, Inc.
160,000	2.805%, 03/11/2031(d)	140,922
	AP Grange Holdings
394,551	6.500%, 03/20/2045	417,238
	Arbor Realty SR, Inc.
835,000	7.875%, 07/15/2030(d)	795,330
685,000	Series QIB 8.500%, 10/15/2027(d)	686,580
	Ardonagh Finco Ltd.
350,000 (EUR)	6.875%, 02/15/2031(d)	424,987
	Ascot Group Ltd.
1,465,000	6.349%, 06/15/2035(d)(g) 5 yr. CMT + 2.375%	1,519,024
	AXIS Specialty Finance LLC
2,865,000	4.900%, 01/15/2040(g) 5 yr. CMT + 3.186%	2,760,192
	Bank of America Corp.
400,000	Series OO 6.625%, 05/01/2030(b)(g) 5 yr. CMT + 2.684%	417,106
2,400,000	Series RR 4.375%, 01/27/2027(b)(g) 5 yr. CMT + 2.760%	2,375,344
250,000	Series TT 6.125%, 04/27/2027(b)(g) 5 yr. CMT + 3.231%	253,916
	Belrose Funding Trust II
550,000	6.792%, 05/15/2055(d)	575,730
	Blue Owl Finance LLC
550,000	6.250%, 04/18/2034	568,312

Principal Amount^		Value

Financial (continued)
	Blue Owl Technology Finance Corp.
$ 2,140,000	6.750%, 04/04/2029(c)	$2,190,387
	Bowhead Specialty Holdings, Inc.
795,000	7.750%, 12/01/2030	797,993
	Brazilian Merchant Voucher Receivables Ltd.
83,378	4.180%, 04/07/2028(a)(g)	83,515
	Bread Financial Holdings, Inc.
995,000	6.750%, 05/15/2031(d)	1,031,418
	Ceamer Finance II LLC
191,986	6.920%, 11/15/2037	199,592
	Ceamer Finance III LLC
81,186	6.790%, 11/15/2039	83,701
	Charles Schwab Corp.
100,000	Series H 4.000%, 12/01/2030(b)(g) 10 yr. CMT + 3.079%	93,445
	Citadel LP
30,000	6.000%, 01/23/2030(d)	31,386
25,000	6.375%, 01/23/2032(d)	26,591
	Citadel Securities Global Holdings LLC
250,000	6.200%, 06/18/2035(d)	263,790
	Citigroup, Inc.
500,000	Series EE 6.750%, 02/15/2030(b)(g) 5 yr. CMT + 2.572%	509,485
100,000	Series FF 6.950%, 02/15/2030(b)(g) 5 yr. CMT + 2.726%	103,163
270,000	Series HH 6.625%, 02/15/2031(b)(g) 5 yr. CMT + 3.001%	274,160
150,000	Series X 3.875%, 02/18/2026(b)(g) 5 yr. CMT + 3.417%	150,048
	CNO Financial Group, Inc.
50,000	6.450%, 06/15/2034	53,012
	Comerica Bank
2,250,000	5.332%, 08/25/2033(g) 1 day USD SOFR + 2.610%	2,268,597
	Compeer Financial ACA
1,390,000	Series QIB 7.875%, 02/15/2031(b)(d)(g) 5 yr. CMT + 4.155%	1,429,968
	Corebridge Financial, Inc.
169,000	6.875%, 12/01/2030(b)(g) 5 yr. CMT + 3.181%	173,987
2,095,000	6.875%, 12/15/2052(g) 5 yr. CMT + 3.846%	2,146,669
	Cushman & Wakefield U.S. Borrower LLC
71,000	6.750%, 05/15/2028(d)	71,418
	Dai-ichi Life Insurance Co. Ltd.
200,000	6.200%, 01/16/2035(b)(d)(g) 5 yr. CMT + 2.515%	209,761
	DaVinciRe Holdings Ltd.
800,000	5.950%, 04/15/2035(d)	826,087
	Doctors Co. An Interinsurance Exchange
350,000	4.500%, 01/18/2032(d)	315,405
	Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance
1,125,000	5.950%, 09/17/2030(d)	1,074,844

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	19

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Financial (continued)
	Dyal Capital Partners III
$ 132,000	Series B 6.550%, 06/15/2044	$136,849
	Dyal Capital Partners LP
168,000	6.550%, 06/15/2044	174,186
	Encore Capital Group, Inc.
200,000	8.500%, 05/15/2030(d)	214,915
	Enstar Finance LLC
950,000	5.500%, 01/15/2042(g) 5 yr. CMT + 4.006%	938,363
	Enstar Group Ltd.
214,000	3.100%, 09/01/2031	192,789
540,000	7.500%, 04/01/2045(d)(g) 5 yr. CMT + 3.186%	569,180
	EQT AB
550,000	5.850%, 05/08/2035(d)	566,460
	Equitable Holdings, Inc.
500,000	6.700%, 03/28/2055(g) 5 yr. CMT + 2.390%	523,339
	Fairfax India Holdings Corp.
320,000	5.000%, 02/26/2028(d)	307,687
	Farmers Insurance Exchange
60,000	7.000%, 10/15/2064(d)(g) 10 yr. CMT + 3.864%	61,973
	Fidelis Insurance Holdings Ltd.
1,155,000	6.625%, 04/01/2041(d)(g) 5 yr. CMT + 6.323%	1,151,319
550,000	7.750%, 06/15/2055(g) 5 yr. CMT + 4.280%	596,364
	Focus Financial Partners LLC
500,000	6.750%, 09/15/2031(d)	515,117
	Fortitude Group Holdings LLC
50,000	6.250%, 04/01/2030(d)	52,149
	FS KKR Capital Corp.
100,000	3.250%, 07/15/2027	96,610
510,000	3.125%, 10/12/2028	470,954
120,000	7.875%, 01/15/2029	124,375
	Galaxy Bidco Ltd.
150,000 (GBP)	8.125%, 12/19/2029(d)	212,552
	Global Atlantic Fin Co.
135,000	3.125%, 06/15/2031(d)	122,360
1,460,000	7.950%, 10/15/2054(d)(g) 5 yr. CMT + 3.608%	1,515,696
465,000	7.250%, 03/01/2056(d)(g) 5 yr. CMT + 3.550%	467,963
	Goldman Sachs Group, Inc.
100,000	6.850%, 02/10/2030(b)(g) 5 yr. CMT + 2.461%	104,394
100,000	Series U 3.650%, 08/10/2026(b)(g) 5 yr. CMT + 2.915%	98,909
900,000	Series X 7.500%, 05/10/2029(b)(g) 5 yr. CMT + 2.809%	953,281
	Golub Capital BDC, Inc.
160,000	6.000%, 07/15/2029	163,797
	Golub Capital Private Credit Fund
1,020,000	5.800%, 09/12/2029	1,033,762

Principal Amount^		Value

Financial (continued)
	HA Sustainable Infrastructure Capital, Inc.
$ 1,330,000	6.375%, 07/01/2034	$1,357,637
935,000	6.750%, 07/15/2035	980,941
	HAT Holdings I LLC/HAT Holdings II LLC
930,000	3.375%, 06/15/2026(d)	924,281
	Hunt Cos., Inc.
100,000	5.250%, 04/15/2029(d)	98,080
	Insured Lending 1 Ltd.
850,000 (EUR)	6.500%, 02/04/2032(d)	1,015,349
	Iron Mountain, Inc.
378,000	4.500%, 02/15/2031(d)	360,690
	Jane Street Group/JSG Finance, Inc.
270,000	7.125%, 04/30/2031(d)	283,865
575,000	6.750%, 05/01/2033(d)	600,562
	Jefferies Finance LLC/JFIN Co-Issuer Corp.
600,000	5.000%, 08/15/2028(d)	578,034
	Jefferies Financial Group, Inc.
265,000	6.200%, 04/14/2034	280,340
280,000	6.250%, 01/15/2036	297,522
	JPMorgan Chase & Co.
385,000	Series OO 6.500%, 04/01/2030(b)(g) 5 yr. CMT + 2.152%	400,168
	Kaisa Group Holdings Ltd.
193,652	6.250%, 12/28/2028(d)(l) Cash 5.250% + PIK Rate 6.250%	4,067
132,467	7.721%, 12/28/2028(d)(l) Cash 6.721% + PIK Rate 7.721%	3,312
324,190	6.500%, 12/28/2029(d)(l) Cash 5.500% + PIK Rate 6.500%	6,327
390,752	6.750%, 12/28/2030(d)(l) Cash 5.750% + PIK Rate 6.750%	6,447
588,716	7.000%, 12/28/2031(d)(l) Cash 6.000% + PIK Rate 7.000%	10,303
554,036	7.250%, 12/28/2032(d)(l) Cash 6.250% + PIK Rate 7.250%	8,842
	Kane Bidco Ltd.
250,000 (GBP)	7.750%, 07/15/2031(d)	343,929
	Kennedy-Wilson, Inc.
100,000	4.750%, 02/01/2030	94,507
56,000	5.000%, 03/01/2031	52,858
	KKR Core Holdings Co. LLC
83,668	4.000%, 08/12/2031	77,263
	Kuvare U.S. Holdings, Inc.
41,000	Series A 7.000%, 02/17/2051(d)(g) 5 yr. CMT + 6.541%	41,200
	Liberty Mutual Group, Inc.
220,000	4.300%, 02/01/2061(d)	147,218
	Lvnv Funding LLC
100,000	7.800%, 11/05/2028	104,963
	Main Street Capital Corp.
985,000	6.950%, 03/01/2029	1,029,364
	Meiji Yasuda Life Insurance Co.
200,000	6.100%, 06/11/2055(d)(g) 5 yr. CMT + 2.911%	207,621
	MG Azalea LP
1,111,868	6.450%, 06/24/2032	1,119,515

The accompanying notes are an integral part of these financial statements.

20	Litman Gregory Funds Trust

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Financial (continued)
	MidCap Funding XLVI Trust
$ 450,000	6.849%, 05/07/2028(g)	$450,000
	1 mo. USD Term SOFR + 2.500%
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1,000,000	5.875%, 05/23/2042(d)(g) 5 yr. CMT + 3.982%	1,046,849
	Nassau Cos., of New York
254,000	7.875%, 07/15/2030(d)	242,719
	Nippon Life Insurance Co.
400,000	6.500%, 04/30/2055(d)(g) 5 yr. CMT + 3.189%	431,002
	Oaktree Specialty Lending Corp.
81,000	7.100%, 02/15/2029(c)	83,565
	Oaktree Strategic Credit Fund
635,000	6.500%, 07/23/2029(c)	654,996
	Obra Longevity Fund LP
250,000	Class A 8.478%, 06/30/2039	265,357
	OFS Capital Corp.
80,000	4.750%, 02/10/2026	79,784
	Omnis Funding Trust
250,000	6.722%, 05/15/2055(d)	261,029
	OneMain Finance Corp.
48,000	6.625%, 05/15/2029	49,769
400,000	6.750%, 09/15/2033	406,204
	Operadora de Servicios Mega SA de CV Sofom ER
400,000	8.250%, 02/11/2025(d)(j)	22,000
	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
1,060,000	6.375%, 02/01/2027(d)	1,063,832
	PartnerRe Finance B LLC
290,000	4.500%, 10/01/2050(g) 5 yr. CMT + 3.815%	274,169
	PennyMac Financial Services, Inc.
150,000	6.750%, 02/15/2034(d)	155,166
	PNC Financial Services Group, Inc.
2,455,000	Series T 3.400%, 09/15/2026(b)(g) 5 yr. CMT + 2.595%	2,408,609
	Prospect Capital Corp.
154,000	3.437%, 10/15/2028(c)	136,538
	Reinsurance Group of America, Inc.
225,000	6.650%, 09/15/2055(g) 5 yr. CMT + 2.392%	233,410
	Scentre Group Trust 2
910,000	5.125%, 09/24/2080(d)(g) 5 yr. CMT + 4.685%	923,753
	Sculptor Alternative Solutions LLC
500,000	6.000%, 05/15/2037(d)	455,550
	Sherwood Financing PLC
130,000 (EUR)	7.600%, 12/15/2029(e) 3 mo. EURIBOR + 5.500%	148,114
	Shimao Group Holdings Ltd.
9,400	5.000%, 07/21/2031(d)(l) Cash 5.000% + PIK Rate 6.000%	334

Principal Amount^		Value

Financial (continued)
	SiriusPoint Ltd.
$ 70,000	7.000%, 04/05/2029(c)	$74,171
	Starwood Property Trust, Inc.
1,035,000	4.375%, 01/15/2027(d)	1,029,214
50,000	6.500%, 07/01/2030(c)(d)	52,341
	State Street Corp.
50,000	Series K 6.450%, 09/15/2030(b)(g) 5 yr. CMT + 2.135%	51,839
	Stewart Information Services Corp.
420,000	3.600%, 11/15/2031	372,596
	Stonebriar ABF Issuer LLC
1,250,000	8.125%, 12/15/2030(d)	1,285,037
	Strategic Credit Opportunities
345,000	Series A 4.250%, 04/01/2026	344,083
	Terminal Investment Ltd. Holding SA
400,000	5.630%, 07/09/2032	405,267
	Toronto-Dominion Bank
50,000	8.125%, 10/31/2082(g) 5 yr. CMT + 4.075%	52,752
	Trinity Capital, Inc.
320,000	4.375%, 08/24/2026	315,766
	U.S. Bancorp
925,000	Series N 3.700%, 01/15/2027(b)(g) 5 yr. CMT + 2.541%	904,152
	Unigel Netherlands Holding Corp. BV
295,656	15.000%, 12/31/2044(l) Cash 15.000% + PIK Rate 15.000%	9,609
	United Wholesale Mortgage LLC
600,000	5.500%, 04/15/2029(d)	596,493
	Universal Insurance Holdings, Inc.
345,000	5.625%, 11/30/2026	340,553
	VFH Parent LLC/Valor Co-Issuer, Inc.
550,000	7.500%, 06/15/2031(d)	577,443
	Walker & Dunlop, Inc.
100,000	6.625%, 04/01/2033(d)	103,045
	Wells Fargo & Co.
100,000	7.625%, 09/15/2028(b)(c)(g) 5 yr. CMT + 3.606%	106,737
100,000	6.850%, 09/15/2029(b)(g) 5 yr. CMT + 2.767%	104,907
	Wilton RE Ltd.
166,000	6.000%, 10/22/2030(b)(d)(g) 5 yr. CMT + 5.266%	164,451
	Yuzhou Group Holdings Co. Ltd.
275,287	7.000%, 06/30/2027(l) Cash 6.000% + PIK Rate 7.000%	27,825
226,603	4.000%, 06/30/2028(l) PIK Rate 4.000%	6,515
394,586	4.500%, 06/30/2029(l) Cash 4.500% + PIK Rate 4.500%	9,865
526,675	5.000%, 06/30/2030(l) Cash 5.000% + PIK Rate 5.000%	13,167
738,805	5.500%, 06/30/2031(l) Cash 5.500% + PIK Rate 5.500%	10,971
232,737	1.000%, 06/30/2034(l)	1,396

		66,004,374

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	21

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Industrial: 1.9%
	Amsted Industries, Inc.
$ 59,000	6.375%, 03/15/2033(d)	$61,002
	Biffa Group Holdings Ltd.
150,000 (EUR)	5.250%, 06/15/2031(d)	175,941
100,000 (GBP)	7.380%, 06/15/2031(d)	135,945
	Boeing Co.
305,000	5.805%, 05/01/2050	301,772
135,000	6.858%, 05/01/2054	152,383
10,000	5.930%, 05/01/2060	9,857
80,000	7.008%, 05/01/2064	91,537
	Builders FirstSource, Inc.
550,000	6.750%, 05/15/2035(d)	575,720
	CML Fontainebleau Vegas
250,000	1.000%, 01/31/2026(i)	262,500
	FedEx Corp.
50,000	4.750%, 11/15/2045	43,465
	GrafTech Finance, Inc.
105,000	4.625%, 12/23/2029(d)	78,487
	GrafTech Global Enterprises, Inc.
30,000	9.875%, 12/23/2029(d)	26,250
	Graphic Packaging International LLC
100,000	6.375%, 07/15/2032(c)(d)	101,988
	Great Lakes Dredge & Dock Corp.
200,000	5.250%, 06/01/2029(d)	196,128
	Hillenbrand, Inc.
1,275,000	6.250%, 02/15/2029(c)	1,305,595
	Masterbrand, Inc.
1,645,000	7.000%, 07/15/2032(d)	1,706,386
	Mauser Packaging Solutions Holding Co.
100,000	7.875%, 04/15/2030(d)	99,793
	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
100,000	6.750%, 04/01/2032(d)	102,582
	Quikrete Holdings, Inc.
90,000	6.750%, 03/01/2033(d)	94,048
	Standard Building Solutions, Inc.
121,000	6.500%, 08/15/2032(d)	124,653
	Textron Financial Corp.
185,000	5.848%, 02/15/2067(d)(g) 3 mo. USD Term SOFR + 1.997%	167,231
	Waste Pro USA, Inc.
150,000	7.000%, 02/01/2033(d)	154,835

		5,968,098

Technology: 1.5%
	ams-OSRAM AG
770,000	12.250%, 03/30/2029(d)	821,702
	Capstone Borrower, Inc.
150,000	8.000%, 06/15/2030(d)	154,631
	Cloud Software Group, Inc.
100,000	6.500%, 03/31/2029(d)	101,375
	CoreWeave, Inc.
1,380,000	9.250%, 06/01/2030(d)	1,284,515
1,010,000	9.000%, 02/01/2031(d)	926,948
	Dye & Durham Ltd.
40,000	8.625%, 04/15/2029(c)(d)	37,756
	Foundry JV Holdco LLC
200,000	5.875%, 01/25/2034(d)	205,933

Principal Amount^		Value

Technology (continued)
	KBR, Inc.
$ 225,000	4.750%, 09/30/2028(d)	$221,698
	Oracle Corp.
25,000	4.800%, 09/26/2032	24,262
150,000	5.200%, 09/26/2035	144,105
50,000	5.875%, 09/26/2045	45,300
50,000	5.950%, 09/26/2055(c)	44,520
	TeamSystem SpA
100,000 (EUR)	5.526%, 07/31/2031(d)(e) 3 mo. EURIBOR + 3.500%	118,496
400,000 (EUR)	5.276%, 07/01/2032(d)(e) 3 mo. EURIBOR + 3.250%	472,645
	VC3, Inc.
31	3.500%, 10/15/2041	31
	Xerox Corp.
200,000	10.250%, 10/15/2030(c)(d)	192,350

		4,796,267

Utilities: 3.3%
	Alexander Funding Trust II
1,060,000	7.467%, 07/31/2028(d)	1,131,074
	American Electric Power Co., Inc.
155,000	Series C 5.800%, 03/15/2056(g) 5 yr. CMT + 2.128%	153,947
155,000	Series D 6.050%, 03/15/2056(g) 5 yr. CMT + 1.940%	152,367
	Atlantica Sustainable Infrastructure Ltd.
1,770,000	4.125%, 06/15/2028(d)	1,724,589
	CMS Energy Corp.
60,000	6.500%, 06/01/2055(g) 5 yr. CMT + 1.961%	61,736
	ContourGlobal Power Holdings SA
100,000 (EUR)	5.000%, 02/28/2030(d)	120,562
	Edison International
1,230,000	7.875%, 06/15/2054(g) 5 yr. CMT + 3.658%	1,291,937
	NextEra Energy Capital Holdings, Inc.
1,050,000	6.750%, 06/15/2054(g) 5 yr. CMT + 2.457%	1,121,521
58,000	6.375%, 08/15/2055(g) 5 yr. CMT + 2.053%	59,908
	PacifiCorp
150,000	7.375%, 09/15/2055(c)(g) 5 yr. CMT + 3.319%	152,990
	Southern Co.
2,074,000	Series 21-A 3.750%, 09/15/2051(g) 5 yr. CMT + 2.915%	2,051,669
	Spire, Inc.
200,000	6.450%, 06/01/2056(g) 5 yr. CMT + 2.327%	199,900
	Terraform Global Operating LP
103,000	6.125%, 03/01/2026(d)	102,633
	XPLR Infrastructure Operating Partners LP
1,905,000	8.375%, 01/15/2031(d)	2,003,144

		10,327,977

TOTAL CORPORATE BONDS (Cost $133,349,158)		132,108,702

The accompanying notes are an integral part of these financial statements.

22	Litman Gregory Funds Trust

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

GOVERNMENT SECURITIES & AGENCY ISSUE: 4.5%
	U.S. Treasury Bonds
$ 1,400,000	1.750%, 08/15/2041	$948,910
	U.S. Treasury Notes
1,900,000	4.625%, 03/15/2026(m)	1,903,658
1,900,000	4.125%, 06/15/2026(m)	1,905,496
1,900,000	4.625%, 09/15/2026(m)	1,914,010
1,900,000	4.375%, 12/15/2026(m)	1,915,110
1,900,000	4.250%, 03/15/2027(m)	1,916,477
1,900,000	4.625%, 06/15/2027(m)	1,930,764
1,650,000	3.375%, 09/15/2027(m)	1,647,325

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $14,083,565)		14,081,750

LIMITED PARTNERSHIPS: 0.0%
1,300,000	U.S. Farming Realty Trust LP*(a)	51,925

TOTAL LIMITED PARTNERSHIPS (Cost $0)		51,925

MORTGAGE-BACKED SECURITIES: 12.0%
	ACRE Commercial Mortgage Ltd.
250,000	Series 2021-FL4-D 6.949%, 12/18/2037(d)(e) 1 mo. USD Term SOFR + 3.214%	239,417
	ACREC LLC
150,000	Series 2025-FL3-C 6.026%, 08/18/2042(d)(e) 1 mo. USD Term SOFR + 2.291%	149,569
	Alternative Loan Trust
44,079	Series 2003-22CB-1A1 5.750%, 12/25/2033	44,956
170,961	Series 2004-13CB-A4 2.234%, 07/25/2034(i)(n)	128,863
26,416	Series 2004-16CB-1A1 5.500%, 07/25/2034	26,255
22,681	Series 2004-16CB-3A1 5.500%, 08/25/2034	22,546
19,440	Series 2004-J10-2CB1 6.000%, 09/25/2034	19,792
279,065	Series 2006-31CB-A7 6.000%, 11/25/2036	151,545
164,673	Series 2007-16CB-2A1 4.296%, 08/25/2037(e) 1 mo. USD Term SOFR + 0.564%	50,649
47,685	Series 2007-16CB-2A2 22.532%, 08/25/2037(e) -8.333*1 mo. USD Term SOFR + 53.629%	65,203
329,698	Series 2007-16CB-4A2 16.523%, 08/25/2037(e) -6*1 mo. USD Term SOFR + 38.913%	422,191
312,539	Series 2007-19-1A34 6.000%, 08/25/2037	142,470
870,417	Series 2007-20-A12 6.250%, 08/25/2047	461,967
87,923	Series 2007-OA4-A1 4.186%, 05/25/2047(e) 1 mo. USD Term SOFR + 0.454%	80,639

Principal Amount^		Value
$ 91,754	Series 2007-OA7-A1A 4.206%, 05/25/2047(e) 1 mo. USD Term SOFR + 0.474%	$85,444
	American Home Mortgage Investment Trust
143,871	Series 2006-1-11A1 4.126%, 03/25/2046(e) 1 mo. USD Term SOFR + 0.394%	131,002
	Arbor Realty Commercial Real Estate Notes Ltd.
420,000	Series 2022-FL1-C 6.284%, 01/15/2037(d)(e) 30 day USD SOFR Average + 2.300%	420,635
	Atrium Hotel Portfolio Trust
860,000	Series 2025-ATRM-D 7.050%, 08/15/2042(d)(e) 1 mo. USD Term SOFR + 3.300%	861,689
	BAHA Trust
870,000	Series 2024-MAR-C 7.516%, 12/10/2041(d)(g)	913,868
	Banc of America Alternative Loan Trust
19,083	Series 2003-8-1CB1 5.500%, 10/25/2033	19,315
	Banc of America Funding Trust
14,524	Series 2005-7-3A1 5.750%, 11/25/2035	14,832
161,741	Series 2006-B-7A1 4.449%, 03/20/2036(g)	142,044
12,594	Series 2007-4-5A1 5.500%, 11/25/2034	11,111
	Banc of America Mortgage Trust
5,028	Series 2005-A-2A1 5.103%, 02/25/2035(g)	4,905
	BCAP LLC Trust
249,164	Series 2006-AA2-A1 4.186%, 01/25/2037(e) 1 mo. USD Term SOFR + 0.454%	235,515
114,715	Series 2010-RR6-6A2 5.750%, 07/26/2037(d)(g)	50,663
1,574,184	Series 2011-R11-2A4 5.500%, 12/26/2035(d)	903,792
	BDS LLC
150,000	Series 2025-FL14-C 5.624%, 10/17/2042(d)(e) 1 mo. USD Term SOFR + 1.893%	150,148
	Bear Stearns Asset-Backed Securities I Trust
267,662	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)	120,059
	BINOM Securitization Trust
530,000	Series 2022-RPL1-M1 3.000%, 02/25/2061(d)(g)	440,764
	BSPRT Issuer LLC
100,000	Series 2024-FL11-C 6.394%, 07/15/2039(d)(e) 1 mo. USD Term SOFR + 2.644%	99,885
	BX Commercial Mortgage Trust
93,620	Series 2024-AIRC-C 6.340%, 08/15/2041(d)(e) 1 mo. USD Term SOFR + 2.590%	94,494

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	23

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	BX Trust
$ 150,000	Series 2024-VLT4-D 6.190%, 06/15/2041(d)(e) 1 mo. USD Term SOFR + 2.440%	$149,961
	BXHPP Trust
200,000	Series 2021-FILM-C 4.965%, 08/15/2036(d)(e) 1 mo. USD Term SOFR + 1.214%	187,698
	BXMT Ltd.
250,000	Series 2020-FL2-D 6.050%, 02/15/2038(d)(e) 1 mo. USD Term SOFR + 2.314%	246,546
	Capmark Military Housing Trust
88,526	Series 2007-AET2-A 6.063%, 10/10/2052(d)	86,268
	CD Mortgage Trust
763,520	Series 2017-CD4-XA 1.214%, 05/10/2050(g)(o)	7,541
	CFMT LLC
100,000	Series 2022-HB9-M1 3.250%, 09/25/2037(d)(g)	97,180
	CG-CCRE Commercial Mortgage Trust
96,080	Series 2014-FL2-COL1 7.365%, 11/15/2031(d)(e) 1 mo. USD Term SOFR + 3.614%	26,861
187,584	Series 2014-FL2-COL2 8.365%, 11/15/2031(d)(e) 1 mo. USD Term SOFR + 4.614%	6,800
	Chase Mortgage Finance Trust
1,244,448	Series 2007-S3-1A15 6.000%, 05/25/2037	509,332
	CIM Trust
92,359	Series 2025-R1-A1 5.000%, 02/25/2099(d)(f)	92,147
	CitiMortgage Alternative Loan Trust
113,155	Series 2006-A5-1A13 4.296%, 10/25/2036(e) 1 mo. USD Term SOFR + 0.564%	88,462
1,011,960	Series 2007-A6-1A5 6.000%, 06/25/2037	934,120
	COLT Mortgage Loan Trust
120,427	Series 2025-3-A3 5.707%, 03/25/2070(d)(f)	121,013
	COMM Mortgage Trust
435,016	Series 2012-CR3-B 3.922%, 10/15/2045(d)	419,134
	Countrywide Home Loan Mortgage Pass-Through Trust
2,710	Series 2004-HYB4-2A1 5.209%, 09/20/2034(g)	2,629
114,907	Series 2007-10-A5 6.000%, 07/25/2037	50,652
	Credit Suisse First Boston Mortgage Securities Corp.
855,514	Series 2005-11-7A1 6.000%, 12/25/2035	415,403

Principal Amount^		Value
	Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
$ 23,495	Series 2003-27-4A4 5.750%, 11/25/2033	$24,242
2,259,346	Series 2005-10-10A3 6.000%, 11/25/2035	483,431
	Credit Suisse Mortgage-Backed Trust
593,197	Series 2006-6-1A10 6.000%, 07/25/2036	259,124
587,821	Series 2007-1-4A1 6.500%, 02/25/2022	39,214
21,865	Series 2007-2-2A5 5.000%, 03/25/2037	16,572
	CSMC Trust
85,409	Series 2021-RPL4-A1 4.150%, 12/27/2060(d)(g)	85,143
	Deutsche Mortgage & Asset Receiving Corp.
1,333,528	Series 2014-RS1-1A2 6.500%, 07/27/2037(d)(g)	1,095,801
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
55,717	Series 2006-PR1-3A1 6.714%, 04/15/2036(d)(e) -1.4*1 mo. USD Term SOFR + 11.964%	51,579
	DSLA Mortgage Loan Trust
82,807	Series 2005-AR5-2A1A 4.506%, 09/19/2045(e) 1 mo. USD Term SOFR + 0.774%	43,620
	Easy Street Mortgage Loan Trust
500,000	Series 2025-RTL2-A1 5.606%, 10/25/2040(d)(f)	503,402
	Federal Home Loan Mortgage Corp.
124,907	6.000%, 10/01/2055	128,397
	Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
1,347,100	Series 2015-R1-XA2 0.700%, 10/25/2052(d)(g)(o)	77,420
	Federal National Mortgage Association
478,194	6.000%, 10/01/2055(m)	491,929
39,111	6.000%, 11/01/2055	40,234
	Federal National Mortgage Association REMICS
18,465	Series 2019-M7-X 0.328%, 04/25/2029(g)(o)	180
	First Horizon Alternative Mortgage Securities Trust
202,406	Series 2007-FA4-1A7 6.000%, 08/25/2037	65,328
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,608,159	Series 2015-R1-XA1 0.700%, 11/25/2055(d)(g)(o)	157,620
3,977,692	Series 2015-R1-XA3 0.700%, 11/25/2052(d)(g)(o)	193,677
	FREMF Mortgage Trust
3,747,222	Series 2025-K170-D 2.411%, 02/25/2063(d)(i)(n)	1,659,588
61,049,619	Series 2025-K170-X2A 0.100%, 02/25/2063(d)(o)	365,474

The accompanying notes are an integral part of these financial statements.

24	Litman Gregory Funds Trust

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	FREMF Mortgage Trust (Continued)
$ 13,864,625	Series 2025-K170-X2B 0.100%, 02/25/2063(d)(o)	$85,475
	FS Rialto Issuer LLC
275,000	Series 2021-FL3-D 6.349%, 11/16/2036(d)(e) 1 mo. USD Term SOFR + 2.614%	274,596
100,000	Series 2025-FL10-C 5.878%, 08/19/2042(d)(e) 1 mo. USD Term SOFR + 2.146%	98,583
	GCAT Trust
20,351	Series 2019-RPL1-A1 2.650%, 10/25/2068(d)(g)	19,914
73,000	Series 2022-NQM5-A3 5.710%, 08/25/2067(d)(f)	72,818
102,877	Series 2023-NQM2-A3 6.598%, 11/25/2067(d)(f)	102,590
55,481	Series 2024-NQM2-A3 6.541%, 06/25/2059(d)(f)	56,182
248,423	Series 2025-NQM1-A3 5.829%, 11/25/2069(d)(f)	251,099
	GS Mortgage Securities Corp. Trust
207,355	Series 2020-DUNE-E 6.520%, 12/15/2036(d)(e) 1 mo. USD Term SOFR + 2.764%	198,946
	GSR Mortgage Loan Trust
24,863	Series 2005-4F-6A1 6.500%, 02/25/2035	24,453
491,784	Series 2005-9F-2A1 6.000%, 01/25/2036	211,029
33,362	Series 2005-AR6-4A5 5.109%, 09/25/2035(g)	30,186
	HarborView Mortgage Loan Trust
141,076	Series 2004-11-2A2A 4.486%, 01/19/2035(e) 1 mo. USD Term SOFR + 0.754%	112,906
152,631	Series 2006-12-2A2A 4.226%, 01/19/2038(e) 1 mo. USD Term SOFR + 0.494%	136,732
	HOMES Trust
116,066	Series 2024-AFC2-A3 5.982%, 10/25/2059(d)(f)	116,976
	Imperial Fund Mortgage Trust
2,000,000	Series 2021-NQM3-B2 4.124%, 11/25/2056(d)(g)	1,524,493
	IndyMac INDX Mortgage Loan Trust
91,582	Series 2004-AR7-A5 5.066%, 09/25/2034(e) 1 mo. USD Term SOFR + 1.334%	74,500
157,456	Series 2005-AR11-A3 3.662%, 08/25/2035(g)	116,207
736,567	Series 2007-AR5-2A1 3.334%, 05/25/2037(g)	593,431
	JP Morgan Chase Commercial Mortgage Securities Trust
103,662	Series 2012-LC9-C 3.571%, 12/15/2047(d)(g)	100,987
1,216,367	Series 2016-JP2-XA 1.735%, 08/15/2049(g)(o)	536

Principal Amount^		Value
$ 683,000	Series 2019-MFP-XG 0.500%, 07/15/2036(d)(g)(o)	$4,768
219,000	Series 2019-UES-C 4.343%, 05/05/2032(d)	217,015
224,000	Series 2019-UES-D 4.452%, 05/05/2032(d)(g)	221,500
261,000	Series 2019-UES-E 4.452%, 05/05/2032(d)(g)	257,092
274,000	Series 2019-UES-F 4.452%, 05/05/2032(d)(g)	269,653
299,000	Series 2019-UES-G 4.452%, 05/05/2032(d)(g)	289,651
	JP Morgan Mortgage Trust
138,869	Series 2004-S1-2A1 6.000%, 09/25/2034	143,749
4,312	Series 2007-A1-4A2 6.186%, 07/25/2035(a)(g)	4,326
521,154	Series 2007-S3-1A97 6.000%, 08/25/2037	215,739
	JPMDB Commercial Mortgage Securities Trust
169,765	Series 2017-C5-XA 0.893%, 03/15/2050(g)(o)	903
	KREF Ltd.
100,000	Series 2021-FL2-AS 5.150%, 02/15/2039(d)(e) 1 mo. USD Term SOFR + 1.414%	99,032
	Legacy Mortgage Asset Trust
538,963	Series 2021-GS2-A1 5.750%, 04/25/2061(d)(f)	539,552
161,648	Series 2021-GS3-A1 5.750%, 07/25/2061(d)(f)	161,778
	Lehman Mortgage Trust
450,068	Series 2006-2-2A3 5.750%, 04/25/2036	454,445
649,315	Series 2007-1-1A2 5.750%, 02/25/2037	660,560
	Lehman XS Trust
60,257	Series 2006-2N-1A1 4.366%, 02/25/2046(e) 1 mo. USD Term SOFR + 0.634%	54,964
	LoanCore Issuer LLC
100,000	Series 2025-CRE8-C 5.877%, 08/17/2042(d)(e) 1 mo. USD Term SOFR + 2.141%	99,219
	LoanCore Issuer Ltd.
200,000	Series 2022-CRE7-D 7.043%, 01/17/2037(d)(e) 30 day USD SOFR Average + 3.100%	199,612
	LoanCore Issuer Ltd.
250,000	Series 2021-CRE5-C 6.215%, 07/15/2036(d)(e) 1 mo. USD Term SOFR + 2.464%	250,172
100,000	Series 2021-CRE5-D 6.865%, 07/15/2036(d)(e) 1 mo. USD Term SOFR + 3.114%	100,104
100,000	Series 2021-CRE6-D 6.715%, 11/15/2038(d)(e) 1 mo. USD Term SOFR + 2.964%	100,151
	LSTAR Securities Investment Ltd.
98,751	Series 2024-1-A 7.125%, 01/01/2029(d)(e) 30 day USD SOFR Average + 4.100%	100,164

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	25

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	Master Alternative Loan Trust
$ 9,974	Series 2003-9-4A1 5.250%, 11/25/2033	$10,063
6,992	Series 2004-5-1A1 5.500%, 06/25/2034	7,076
7,958	Series 2004-5-2A1 6.000%, 06/25/2034	8,185
42,983	Series 2004-8-2A1 6.000%, 09/25/2034	43,384
	Merrill Lynch Mortgage Investors Trust
621	Series 2006-2-2A 5.841%, 05/25/2036(g)	611
	Metis Issuer 1 LLC
250,000	6.892%, 05/15/2055	253,679
	Mill City Mortgage Loan Trust
305,000	Series 2021-NMR1-M3 2.500%, 11/25/2060(d)(g)	258,665
	Mill City Securities Ltd.
129,147	Series 2024-RS1-A1 3.000%, 11/01/2069(d)(f)	124,578
150,000	Series 2024-RS1-A2 4.000%, 11/01/2069(d)(f)	143,999
69,306	Series 2024-RS2-A1 3.000%, 08/01/2069(d)(f)	66,836
	Morgan Stanley Mortgage Loan Trust
194,736	Series 2006-7-3A 5.061%, 06/25/2036(g)	99,329
222,031	Series 2007-13-6A1 6.000%, 10/25/2037	117,635
	New Residential Mortgage Loan Trust
256,459	Series 2025-NQM3-A3 5.985%, 05/25/2065(d)(f)	260,567
	NLT Trust
440,097	Series 2025-NQM1-PT 7.466%, 10/25/2070(d)(g)	464,824
	OBX Trust
500,000	Series 2024-NQM3-M1 6.845%, 12/25/2063(d)(g)	505,991
150,000	Series 2024-NQM4-M1 6.622%, 01/25/2064(d)(g)	151,361
100,000	Series 2024-NQM5-M1 6.513%, 01/25/2064(d)	100,935
150,000	Series 2024-NQM6-M1 6.924%, 02/25/2064(d)(g)	152,288
88,250	Series 2024-NQM7-A3 6.598%, 03/25/2064(d)(f)	89,235
	PFP Ltd.
99,553	Series 2024-11-B 6.268%, 09/17/2039(d)(e) 1 mo. USD Term SOFR + 2.490%	99,571
	Prime Mortgage Trust
502,758	Series 2006-DR1-2A1 5.500%, 05/25/2035(d)	468,216
	PRPM LLC
500,000	Series 2024-RPL2-A2 3.500%, 05/25/2054(d)(f)	481,061
541,219	Series 2025-2-A1 6.469%, 05/25/2030(d)(f)	542,636

Principal Amount^		Value
	Residential Accredit Loans, Inc.
$ 191,873	Series 2006-QS17-A5 6.000%, 12/25/2036	$161,700
	Residential Accredit Loans, Inc. Trust
371,361	Series 2006-QO6-A1 4.206%, 06/25/2046(e) 1 mo. USD Term SOFR + 0.474%	76,181
268,427	Series 2007-QS1-2A10 6.000%, 01/25/2037	206,287
	Residential Asset Securitization Trust
227,960	Series 2007-A1-A8 6.000%, 03/25/2037	69,937
	Residential Funding Mtg Sec I Trust
234,001	Series 2006-S4-A5 6.000%, 04/25/2036	188,300
	Saluds Grade Alternative Mortgage Trust
200,000	Series 2025-RRTL1-A2 5.657%, 10/25/2040(d)(f)	200,152
	Starwood Ltd.
200,000	Series 2021-FL2-C 5.949%, 04/18/2038(d)(e) 1 mo. USD Term SOFR + 2.214%	199,732
	Starwood Retail Property Trust
235,000	Series 2014-STAR-C 6.750%, 11/15/2027(a)(d)(e)	251
980,000	Series 2014-STAR-D 6.750%, 11/15/2027(a)(d)(e)	755
950,000	Series 2014-STAR-E 6.750%, 11/15/2027(a)(d)(e)	660
	Structured Adjustable Rate Mortgage Loan Trust
400,399	Series 2005-14-A1 4.156%, 07/25/2035(e) 1 mo. USD Term SOFR + 0.424%	233,687
345,805	Series 2008-1-A2 4.443%, 10/25/2037(g)	277,940
	Structured Asset Securities Corp.
3,945,033	Series 2007-4-1A3 2.404%, 03/28/2045(d)(e)(o) -1*1 mo. USD Term SOFR + 6.136%	246,963
	STWD Ltd.
100,000	Series 2022-FL3-D 6.734%, 11/15/2038(d)(e) 30 day USD SOFR Average + 2.750%	98,637
	TRTX Issuer Ltd.
150,000	Series 2025-FL6-B 5.781%, 09/18/2042(d)(e) 1 mo. USD Term SOFR + 2.046%	150,108
150,000	Series 2025-FL7-C 6.284%, 06/18/2043(d)(e) 1 mo. USD Term SOFR + 2.200%	150,140
	Uniform Mortgage-Backed Security, TBA
2,830,000	3.000%(p)	2,506,985
713,000	5.000%(p)	711,220
610,000	5.500%(p)	618,385
490,000	6.000%(p)	503,025
	Verus Securitization Trust
2,000,000	Series 2021-7-B2 4.192%, 10/25/2066(d)(g)	1,559,883
128,646	Series 2025-2-A3 5.662%, 03/25/2070(d)(f)	129,466

The accompanying notes are an integral part of these financial statements.

26	Litman Gregory Funds Trust

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	Vista Point Securitization Trust
$ 83,143	Series 2025-CES1-A1 5.812%, 04/25/2055(d)(f)	$83,816
	Washington Mutual Mortgage Pass-Through Certificates Trust
778	Series 2006-5-1A5 6.000%, 07/25/2036	626
347,104	Series 2006-8-A6 4.099%, 10/25/2036(f)	113,670
	Wells Fargo Alternative Loan Trust
57,436	Series 2007-PA2-3A1 4.196%, 06/25/2037(e) 1 mo. USD Term SOFR + 0.464%	41,967
	Wells Fargo Commercial Mortgage Trust
814,253	Series 2016-BNK1-XA 1.670%, 08/15/2049(g)(o)	2,533
135,000	Series 2016-C36-B 3.671%, 11/15/2059(g)	128,991
	Wells Fargo Mortgage-Backed Securities Trust
31,725	Series 2006-AR19-A1 6.290%, 12/25/2036(g)	29,630

TOTAL MORTGAGE-BACKED SECURITIES (Cost $45,591,280)		37,719,089

MUNICIPAL BONDS: 0.0%

Indiana: 0.0%
	County of Knox
5,000	Series B 5.900%, 04/01/2034	5,018

TOTAL MUNICIPAL BONDS (Cost $4,774)		5,018

Shares

SHORT-TERM INVESTMENTS: 4.8%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 1.4%
4,484,028	State Street Navigator Securities Lending Government Money Market Portfolio, 3.830%(q)(r)	4,484,028

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $4,484,028)		4,484,028

MONEY MARKET FUNDS: 0.7%
2,283,460	State Street Institutional Treasury Money Market Fund - Premier Class, 4.244%(q)	2,283,460

TOTAL MONEY MARKET FUNDS (Cost $2,283,460)		2,283,460

Principal Amount^		Value

REPURCHASE AGREEMENTS: 2.6%
$8,146,864	Fixed Income Clearing Corp. 1.060%, 12/31/2025, due 01/02/2026 [collateral: par value $8,238,000, U.S. Treasury Notes, 3.875%, due 05/31/2027, value $8,311,781] (proceeds $8,147,343)	$8,146,864

TOTAL REPURCHASE AGREEMENTS (Cost $8,146,864)		8,146,864

TREASURY BILLS: 0.1%
	U.S. Treasury Bills
350,000	3.658%, 04/09/2026(i)(m)(s)	346,654

TOTAL TREASURY BILLS (Cost $346,479)		346,654

TOTAL SHORT-TERM INVESTMENTS (Cost $15,260,831)		15,261,006

TOTAL PURCHASED OPTIONS (Cost $208,642): 0.0%		72,575

TOTAL INVESTMENTS (Cost: $342,658,752): 101.9%		321,235,086

Liabilities in Excess of Other Assets: (1.9)%		(6,050,969)

NET ASSETS: 100.0%		$315,184,117

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(b)	Perpetual Call.
(c)	Security, or portion thereof, is out on loan.
(d)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(e)	Floating Interest Rate at December 31, 2025.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2025.
(g)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2025.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	27

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

(h)	Security is not accruing interest.
(i)	The rate shown represents yield-to-maturity.
(j)	Security is currently in default and/or non-income producing.
(k)

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(l)	Pay-in-kind security.
(m)	Securities with an aggregate fair value of $8,223,215 have been pledged as collateral for options, credit default swaps, interest rate swaps and futures positions.
(n)	Principal Only security.
(o)	Interest Only security. Security with a notional or nominal principal amount.
(p)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(q)	The rate disclosed is the 7 day net yield as of December 31, 2025.
(r)	Represents security purchased with cash collateral received for securities on loan.
(s)	Issued with a zero coupon. Income is recognized through the accretion of discount.

CURRENCY ABBREVIATIONS:

CAD	Canadian dollar
EUR	Euro
GBP	British pound

UNFUNDED LOAN COMMITMENTS—At December 31, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Azuria Water Solutions, Inc., 1.000%, 05/17/2028	20,129	20,259	130
Power Services Holding Co., 4.750%, 11/22/2028	26,038	25,973	(65)
GrafTech Finance, Inc., 9.858%, 12/21/2029	24,381	24,899	518
PowerGrid Services LLC, 0.500%, 07/01/2030	120,000	111,600	(8,400)
MB2 Dental Solutions LLC, 9.221%, 02/13/2031	24,243	23,218	(1,025)
Secretariat Advisors LLC, 4.000%, 02/28/2032	10,753	10,797	44
Cliffwater LLC, 0.375%, 04/22/2032	10,000	9,200	(800)
Vacation Rental Brands LLC, 8.922%, 05/06/2032	216,667	214,500	(2,167)
Curriculum Associates, LLC, 8.455%, 05/07/2032	50,311	50,311	—
PowerGrid Services LLC, 8.422%, 07/01/2032	52,063	52,063	—
Liquid Tech Solutions LLC, 7.238%, 10/12/2032	18,576	18,665	89
Engineered Machinery Holdings, Inc., 6.922%, 11/26/2032	1,059	1,067	8

TOTAL		$562,552	$(11,668)

The accompanying notes are an integral part of these financial statements.

28	Litman Gregory Funds Trust

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at December 31, 2025

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CURRENCY OPTIONS
Put
EUR Put USD Call	Bank of America N.A.	$1.12	1/13/2026	1,778,000	$1,778,000	$10	$9,308	$(9,298)
EUR Put USD Call	Bank of America N.A.	1.12	1/14/2026	1,556,000	1,556,000	13	8,521	(8,508)
EUR Put USD Call	Bank of America N.A.	1.12	1/14/2026	1,556,000	1,556,000	13	8,596	(8,583)
EUR Put USD Call	Bank of America N.A.	1.12	1/16/2026	1,989,000	1,989,000	23	11,173	(11,150)
EUR Put USD Call	Goldman Sachs & Co.	1.12	1/14/2026	881,000	881,000	7	5,095	(5,088)
USD Put JPY Call	Bank of America N.A.	140.00	4/1/2026	33,000	33,000	27	868	(841)
USD Put JPY Call	Goldman Sachs & Co.	140.00	4/1/2026	187,000	187,000	151	5,105	(4,954)
USD Put JPY Call	Goldman Sachs & Co.	140.00	4/1/2026	150,000	150,000	121	3,963	(3,842)
USD Put JPY Call	Goldman Sachs & Co.	123.50	5/20/2026	181,000	181,000	794	18,133	(17,339)
USD Put JPY Call	JPMorgan Chase Bank N.A.	123.50	5/20/2026	45,000	45,000	197	4,508	(4,311)

Total						1,356	75,270	(73,914)

EXCHANGE TRADED
Call
3-Month SOFR Futures	Bank of America N.A.	97.50	9/11/2026	118	28,569,275	20,650	43,840	(23,190)
3-Month SOFR Futures	Bank of America N.A.	97.50	3/12/2027	84	20,345,850	28,875	47,266	(18,391)

Total						49,525	91,106	(41,581)

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS
Call
USD - Secured Overnight Financing Rate (SOFR) strike @3.350%, terminating 9/21/26	Morgan Stanley & Co.	Pay	9/21/2026	1,079,000	$1,079,000	6,066	9,981	(3,915)
USD - Secured Overnight Financing Rate (SOFR) strike @3.350%, terminating 9/21/26	Toronto-Dominion Bank	Pay	9/21/2026	1,079,000	1,079,000	6,066	11,329	(5,263)
USD - Secured Overnight Financing Rate (SOFR) strike @3.350%, terminating 9/21/26	BNP Paribas SA	Pay	2/13/2026	1,079,000	1,079,000	9,460	10,769	(1,309)
USD - Secured Overnight Financing Rate (SOFR) strike @3.350%, terminating 9/21/26	Barclays Bank Plc	Pay	2/13/2026	1,078,000	1,078,000	102	10,187	(10,085)

Total						21,694	42,266	(20,572)

Total Purchased Options						$72,575	$208,642	$(136,067)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	29

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at December 31, 2025

At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at December 31, 2025	Fund Delivering	U.S. $ Value at December 31, 2025	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank Plc	1/15/2026	USD	$7,520,853	EUR	$7,498,050	$22,803	$—
	1/20/2026	EUR	43,447	USD	43,557	—	(110)
BNP Paribas SA	1/15/2026	EUR	35,218	USD	35,255	—	(37)
Citibank N.A.	1/15/2026	USD	135,333	GBP	135,793	—	(460)
Goldman Sachs & Co.	1/15/2026	EUR	489,539	USD	490,548	—	(1,009)
JPMorgan Chase Bank N.A.	1/15/2026	USD	1,115,113	GBP	1,117,269	—	(2,156)
Morgan Stanley & Co.	1/15/2026	EUR	604,587	USD	604,285	302	—
	1/15/2026	EUR	11,740	USD	11,766	—	(26)
	1/15/2026	USD	75,668	CAD	75,878	—	(210)
	1/15/2026	USD	176,502	EUR	176,093	409	—
	1/20/2026	USD	43,267	EUR	43,447	—	(180)

			$10,251,267		$10,231,941	$23,514	$(4,188)

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at December 31, 2025 (a)
Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts – Long
U.S. Treasury 10-Year Note Futures	10	$1,126,353	$1,124,375	3/20/2026	$(1,978)
U.S. Treasury 2-Year Note Futures	56	11,682,128	11,692,187	3/31/2026	10,059

Total Long					$8,081

Total Futures Contracts					$8,081

(a)	Goldman Sachs & Co. is the counterparty for Open Futures Contracts held by the Fund at December 31, 2025.

The accompanying notes are an integral part of these financial statements.

30	Litman Gregory Funds Trust

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SWAPS at December 31, 2025

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$ 6,195,000	9/23/2031	1 Day SOFR + 0.000%	3.465%	Annually	$(14,075)	$(3,454)	$(10,621)
$ 3,300,000	4/23/2035	1 Day SOFR + 0.000%	3.849	Annually	(23,101)	(43,447)	20,346
$ 2,850,000	5/09/2040	1 Day SOFR + 0.000%	3.914	Annually	36,734	291	36,443
$ 1,500,000	11/17/2045	1 Day SOFR + 0.000%	4.021	Annually	30,870	319	30,551

					$30,428	$(46,291)	$76,719

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at December 31, 2025	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Appreciation/ (Depreciation)
Buy Protection
CDX North America High Yield Index Series 45 V1 1.000%, 12/20/2030	12/20/2030	(5.000%)	3.180%	$(2,000,000)	Quarterly	$(152,810)	$(154,602)	$1,792
CDX North America Investment Grade Index Series 45 V1 1.000%, 12/20/2030	12/20/2030	(1.000%)	0.504%	(4,000,000)	Quarterly	(90,660)	(91,364)	704

Total Buy Protection						$(243,470)	$(245,966)	$2,496

Total						$(243,470)	$(245,966)	$2,496

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America HIgh Yield Index Series 45 and CDX North America Investment Grade Index Series 45.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	31

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SWAPS at December 31, 2025 (Continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at December 31, 2025	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Appreciation/ (Depreciation)
Buy Protection
CDX North America High Yield Index Series 43 5Y 25%-35% 5.000%, 12/20/2029	12/20/2029	Morgan Stanley & Co.	(5.000%)	0.884%	$(230,000)	Quarterly	$(35,259)	$(34,690)	$(569)
CDX North America Investment Grade Index Series 43 5Y 15%-25% 5.000%, 12/20/2029	12/20/2029	Morgan Stanley & Co.	(5.000%)	2.417%	(230,000)	Quarterly	(21,798)	(14,589)	(7,209)

Total Buy Protection							$(57,057)	$(49,279)	$(7,778)

Total							$(57,057)	$(49,279)	$(7,778)

The accompanying notes are an integral part of these financial statements.

32	Litman Gregory Funds Trust

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at December 31, 2025

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
EXCHANGE TRADED
Call
3-Month SOFR Futures	Bank of America N.A.	$98.00	9/11/2026	(118)	$(28,569,275)	$(11,800)	$(21,323)	$9,523
3-Month SOFR Futures	Bank of America N.A.	98.00	3/12/2027	(84)	(20,345,850)	(15,225)	(24,266)	9,041

Total						(27,025)	(45,589)	18,564

INDEX OPTIONS
Put
S&P 500 Index	UBS Securities LLC	6,650.00	1/9/2026	(1)	(684,550)	(610)	(5,389)	4,779
S&P 500 Index	UBS Securities LLC	6,660.00	1/9/2026	(3)	(2,053,650)	(1,995)	(16,067)	14,072
S&P 500 Index	UBS Securities LLC	6,680.00	1/9/2026	(1)	(684,550)	(800)	(4,919)	4,119
S&P 500 Index	UBS Securities LLC	6,700.00	1/9/2026	(11)	(7,530,050)	(10,439)	(40,998)	30,559
S&P 500 Index	UBS Securities LLC	6,545.00	1/16/2026	(1)	(684,550)	(895)	(5,079)	4,184
S&P 500 Index	UBS Securities LLC	6,580.00	1/16/2026	(1)	(684,550)	(1,050)	(4,669)	3,619
S&P 500 Index	UBS Securities LLC	6,610.00	1/16/2026	(4)	(2,738,200)	(5,428)	(18,126)	12,698
S&P 500 Index	UBS Securities LLC	6,630.00	1/16/2026	(3)	(2,053,650)	(3,510)	(14,207)	10,697
S&P 500 Index	UBS Securities LLC	6,640.00	1/16/2026	(2)	(1,369,100)	(3,040)	(7,298)	4,258
S&P 500 Index	UBS Securities LLC	6,650.00	1/16/2026	(2)	(1,369,100)	(3,404)	(10,958)	7,554
S&P 500 Index	UBS Securities LLC	6,690.00	1/16/2026	(3)	(2,053,650)	(6,258)	(8,767)	2,509
S&P 500 Index	UBS Securities LLC	6,690.00	1/23/2026	(4)	(2,738,200)	(10,400)	(15,326)	4,926
S&P 500 Index	UBS Securities LLC	6,710.00	1/23/2026	(4)	(2,738,200)	(13,680)	(13,256)	(424)
S&P 500 Index	UBS Securities LLC	6,730.00	1/23/2026	(1)	(5,476,400)	(30,880)	(25,222)	(5,658)
S&P 500 Index	UBS Securities LLC	6,690.00	1/30/2026	(1)	(684,550)	(4,375)	(3,679)	(696)
S&P 500 Index	UBS Securities LLC	6,710.00	1/30/2026	(2)	(1,369,100)	(9,240)	(7,978)	(1,262)
S&P 500 Index	UBS Securities LLC	6,715.00	1/30/2026	(1)	(684,550)	(5,132)	(3,839)	(1,293)
S&P 500 Index	UBS Securities LLC	6,730.00	1/30/2026	(8)	(6,845,500)	(52,320)	(41,750)	(10,570)

Total						(163,456)	(247,527)	84,071

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS
Call
USD - Secured Overnight Financing Rate (SOFR) strike @2.640%, terminating 8/13/26	BNP Paribas SA	Receive	8/13/2026	(1,295,000)	(1,295,000)	(1,146)	(4,209)	3,063
USD - Secured Overnight Financing Rate (SOFR) strike @2.640%, terminating 8/13/26	Morgan Stanley & Co.	Receive	8/13/2026	(1,295,000)	(1,295,000)	(1,720)	(4,144)	2,424
USD - Secured Overnight Financing Rate (SOFR) strike @2.685%, terminating 8/14/26	BNP Paribas SA	Receive	8/14/2026	(1,480,000)	(1,480,000)	(1,436)	(4,736)	3,300
USD - Secured Overnight Financing Rate (SOFR) strike @2.685%, terminating 8/14/26	Toronto- Dominion Bank	Receive	8/14/2026	(1,480,000)	(1,480,000)	(2,169)	(4,802)	2,633
USD - Secured Overnight Financing Rate (SOFR) strike @2.710%, terminating 8/19/26	Barclays Bank Plc	Receive	8/19/2026	(925,000)	(925,000)	(1,464)	(2,960)	1,496

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	33

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at December 31, 2025 (Continued)

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
USD - Secured Overnight Financing Rate (SOFR) strike @2.710%, terminating 8/19/26	BNP Paribas SA	Receive	8/19/2026	(925,000)	$(925,000)	$(1,464)	$(2,960)	$1,496
USD - Secured Overnight Financing Rate (SOFR) strike @2.850%, terminating 9/21/26	BNP Paribas SA	Receive	9/21/2026	(1,079,000)	(1,079,000)	(2,095)	(3,830)	1,735
USD - Secured Overnight Financing Rate (SOFR) strike @2.850%, terminating 9/21/26	Morgan Stanley & Co.	Receive	9/21/2026	(1,079,000)	(1,079,000)	(3,297)	(3,520)	223
USD - Secured Overnight Financing Rate (SOFR) strike @2.850%, terminating 9/21/26	Toronto- Dominion Bank	Receive	9/21/2026	(1,079,000)	(1,079,000)	(32)	(3,237)	3,205
USD - Secured Overnight Financing Rate (SOFR) strike @2.850%, terminating 9/21/26	Barclays Bank Plc	Receive	9/21/2026	(1,078,000)	(1,078,000)	(38)	(3,773)	3,735
USD - Secured Overnight Financing Rate (SOFR) strike @2.852%, terminating 2/13/26	BNP Paribas SA	Receive	2/13/2026	(925,000)	(925,000)	(110)	(3,515)	3,405
USD - Secured Overnight Financing Rate (SOFR) strike @2.853%, terminating 2/13/26	Morgan Stanley & Co.	Receive	2/13/2026	(925,000)	(925,000)	(30)	(3,515)	3,485
USD - Secured Overnight Financing Rate (SOFR) strike @2.860%, terminating 2/13/26	Morgan Stanley & Co.	Receive	2/13/2026	(925,000)	(925,000)	(32)	(3,515)	3,483
USD - Secured Overnight Financing Rate (SOFR) strike @2.890%, terminating 2/20/26	BNP Paribas SA	Receive	2/20/2026	(925,000)	(925,000)	(206)	(3,182)	2,976
USD - Secured Overnight Financing Rate (SOFR) strike @2.925%, terminating 2/19/26	Barclays Bank Plc	Receive	2/19/2026	(925,000)	(925,000)	(74)	(3,238)	3,164
USD - Secured Overnight Financing Rate (SOFR) strike @2.929%, terminating 2/19/26	Toronto- Dominion Bank	Receive	2/19/2026	(925,000)	(925,000)	(75)	(3,168)	3,093
USD - Secured Overnight Financing Rate (SOFR) strike @2.940%, terminating 2/18/26	BNP Paribas SA	Receive	2/18/2026	(925,000)	(925,000)	(75)	(3,238)	3,163
USD - Secured Overnight Financing Rate (SOFR) strike @2.940%, terminating 2/18/26	Toronto- Dominion Bank	Receive	2/18/2026	(925,000)	(925,000)	(75)	(3,191)	3,116

The accompanying notes are an integral part of these financial statements.

34	Litman Gregory Funds Trust

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at December 31, 2025 (Continued)

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Put
USD - Secured Overnight Financing Rate (SOFR) strike @3.640%, terminating 8/13/26	BNP Paribas SA	Pay	8/13/2026	(1,295,000)	$(1,295,000)	$(4,136)	$(3,885)	$(251)
USD - Secured Overnight Financing Rate (SOFR) strike @3.640%, terminating 8/13/26	Morgan Stanley & Co.	Pay	8/13/2026	(1,295,000)	(1,295,000)	(2,170)	(4,014)	1,844
USD - Secured Overnight Financing Rate (SOFR) strike @3.685%, terminating 8/14/26	BNP Paribas SA	Pay	8/14/2026	(1,480,000)	(1,480,000)	(2,191)	(4,403)	2,212
USD - Secured Overnight Financing Rate (SOFR) strike @3.685%, terminating 8/14/26	Toronto- Dominion Bank	Pay	8/14/2026	(1,480,000)	(1,480,000)	(2,191)	(4,366)	2,175
USD - Secured Overnight Financing Rate (SOFR) strike @3.710%, terminating 8/19/26	Barclays Bank Plc	Pay	8/19/2026	(925,000)	(925,000)	(2,529)	(2,706)	177
USD - Secured Overnight Financing Rate (SOFR) strike @3.710%, terminating 8/19/26	BNP Paribas SA	Pay	8/19/2026	(925,000)	(925,000)	(1,318)	(2,682)	1,364
USD - Secured Overnight Financing Rate (SOFR) strike @3.852%, terminating 2/13/26	BNP Paribas SA	Pay	2/13/2026	(925,000)	(925,000)	(1,537)	(3,145)	1,608
USD - Secured Overnight Financing Rate (SOFR) strike @3.853%, terminating 2/13/26	Morgan Stanley & Co.	Pay	2/13/2026	(925,000)	(925,000)	(1,526)	(3,145)	1,619
USD - Secured Overnight Financing Rate (SOFR) strike @3.860%, terminating 2/13/26	Morgan Stanley & Co.	Pay	2/13/2026	(925,000)	(925,000)	(1,449)	(3,154)	1,705
USD - Secured Overnight Financing Rate (SOFR) strike @3.890%, terminating 2/20/26	BNP Paribas SA	Pay	2/20/2026	(925,000)	(925,000)	(252)	(2,923)	2,671
USD - Secured Overnight Financing Rate (SOFR) strike @3.925%, terminating 2/19/26	Barclays Bank Plc	Pay	2/19/2026	(925,000)	(925,000)	(1,076)	(2,844)	1,768
USD - Secured Overnight Financing Rate (SOFR) strike @3.929%, terminating 2/19/26	Toronto- Dominion Bank	Pay	2/19/2026	(925,000)	(925,000)	(174)	(2,914)	2,740
USD - Secured Overnight Financing Rate (SOFR) strike @3.940%, terminating 2/18/26	BNP Paribas SA	Pay	2/18/2026	(925,000)	(925,000)	(149)	(2,914)	2,765

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	35

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at December 31, 2025 (Continued)

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
USD - Secured Overnight Financing Rate (SOFR) strike @3.940%, terminating 2/18/26	Toronto- Dominion Bank	Pay	2/18/2026	(925,000)	$(925,000)	$(922)	$(2,961)	$2,039

Total						(37,158)	(110,789)	73,631

Total Written Options						$(227,639)	$(403,905)	$176,266

The accompanying notes are an integral part of these financial statements.

36	Litman Gregory Funds Trust

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025

Principal Amount^		Value

CORPORATE BONDS: 90.4%

Basic Materials: 2.5%
	Olin Corp.
$8,188,000	5.625%, 08/01/2029	$8,238,397
1,199,000	5.000%, 02/01/2030	1,180,025
	Steel Dynamics, Inc.
2,740,000	3.450%, 04/15/2030	2,652,038

		12,070,460

Communications: 10.4%
	AT&T, Inc.
10,698,000	2.550%, 12/01/2033	9,149,884
	CCO Holdings LLC/CCO Holdings Capital Corp.
10,325,000	4.500%, 05/01/2032	9,273,732
	Expedia Group, Inc.
7,223,000	4.625%, 08/01/2027	7,281,555
1,217,000	3.800%, 02/15/2028	1,211,667
	Motorola Solutions, Inc.
7,955,000	5.600%, 06/01/2032(a)	8,384,199
	Sirius XM Radio LLC
7,767,000	5.500%, 07/01/2029(b)	7,835,055
	Verizon Communications, Inc.
7,564,000	4.329%, 09/21/2028	7,629,964

		50,766,056

Consumer, Cyclical: 16.3%
	Bath & Body Works, Inc.
7,364,000	6.625%, 10/01/2030(b)	7,536,723
2,275,000	6.875%, 11/01/2035	2,303,911
	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
10,806,000	5.125%, 04/15/2029(b)	9,860,268
	Dick’s Sporting Goods, Inc.
8,113,000	3.150%, 01/15/2032	7,469,772
	Genuine Parts Co.
6,789,000	6.500%, 11/01/2028	7,190,919
2,186,000	6.875%, 11/01/2033	2,434,357
	LKQ Corp.
7,810,000	6.250%, 06/15/2033(a)	8,391,140
	Lowe’s Cos., Inc.
8,000,000	3.650%, 04/05/2029	7,903,945
	Marriott International, Inc.
8,110,000	4.625%, 06/15/2030	8,242,344
	RB Global Holdings, Inc.
9,515,000	6.750%, 03/15/2028(b)	9,742,427
	Somnigroup International, Inc.
8,491,000	4.000%, 04/15/2029(b)	8,285,052

		79,360,858

Consumer, Non-cyclical: 21.8%
	Altria Group, Inc.
7,693,000	6.875%, 11/01/2033	8,706,452
	BAT Capital Corp.
1,386,000	2.726%, 03/25/2031	1,279,677
7,422,000	6.421%, 08/02/2033	8,210,742
	Block Financial LLC
7,843,000	2.500%, 07/15/2028	7,485,955
1,874,000	3.875%, 08/15/2030	1,807,514

Principal Amount^		Value

Consumer, Non-cyclical (continued)
	Conagra Brands, Inc.
$ 7,993,000	4.850%, 11/01/2028	$8,091,436
1,183,000	5.000%, 08/01/2030	1,198,552
	DaVita, Inc.
8,153,000	4.625%, 06/01/2030(b)	7,932,183
1,727,000	6.750%, 07/15/2033(b)	1,792,061
	Global Payments, Inc.
1,460,000	4.875%, 11/15/2030	1,463,551
8,351,000	5.400%, 08/15/2032	8,512,321
	HCA, Inc.
7,091,000	5.375%, 09/01/2026	7,106,810
2,918,000	3.500%, 09/01/2030	2,809,996
	IQVIA, Inc.
8,187,000	6.250%, 06/01/2032(b)	8,564,979
	Molson Coors Beverage Co.
7,435,000	3.000%, 07/15/2026	7,395,754
	Philip Morris International, Inc.
1,993,000	5.625%, 11/17/2029	2,097,846
7,024,000	5.375%, 02/15/2033	7,361,516
	Quanta Services, Inc.
9,677,000	2.900%, 10/01/2030	9,071,822
	Tenet Healthcare Corp.
5,347,000	6.125%, 10/01/2028	5,374,436

		106,263,603

Financial: 8.1%
	American Tower Corp.
7,356,000	3.375%, 10/15/2026	7,319,707
2,002,000	2.900%, 01/15/2030	1,903,243
	Brown & Brown, Inc.
8,636,000	5.250%, 06/23/2032	8,860,365
1,261,000	5.550%, 06/23/2035	1,298,908
	Crown Castle, Inc.
6,986,000	5.800%, 03/01/2034	7,339,610
2,447,000	5.200%, 09/01/2034(a)	2,477,873
	SBA Communications Corp.
1,582,000	3.125%, 02/01/2029	1,514,803
	Willis North America, Inc.
8,555,000	5.350%, 05/15/2033	8,843,288

		39,557,797

Industrial: 18.0%
	Allegion U.S. Holding Co., Inc.
8,038,000	5.411%, 07/01/2032	8,402,450
	Carlisle Cos., Inc.
7,392,000	3.750%, 12/01/2027	7,359,771
2,171,000	2.750%, 03/01/2030	2,050,876
	Eagle Materials, Inc.
10,371,000	2.500%, 07/01/2031	9,433,541
	Flex Ltd.
8,594,000	4.875%, 05/12/2030	8,739,052
1,243,000	5.250%, 01/15/2032	1,269,034
	Fortune Brands Innovations, Inc.
3,982,000	3.250%, 09/15/2029	3,832,307
5,173,000	5.875%, 06/01/2033	5,487,590
	Sealed Air Corp.
8,623,000	6.500%, 07/15/2032(b)	8,966,652
	Teledyne Technologies, Inc.
9,487,000	2.750%, 04/01/2031	8,793,495
	TransDigm, Inc.
7,482,000	6.875%, 12/15/2030(b)	7,833,764

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	37

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Industrial (continued)
	Trimble, Inc.
$ 7,881,000	6.100%, 03/15/2033	$8,502,512
	Westinghouse Air Brake Technologies Corp.
7,282,000	4.700%, 09/15/2028	7,377,111

		88,048,155

Technology: 13.3%
	Broadcom, Inc.
2,808,000	3.459%, 09/15/2026	2,800,951
3,617,000	4.150%, 11/15/2030	3,606,839
1,617,000	4.300%, 11/15/2032	1,598,356
	CDW LLC/CDW Finance Corp.
10,795,000	3.569%, 12/01/2031	10,072,091
	Fiserv, Inc.
9,384,000	3.500%, 07/01/2029	9,110,266
	HP, Inc.
7,613,000	5.500%, 01/15/2033	7,869,509
	NetApp, Inc.
8,322,000	5.700%, 03/17/2035	8,752,538
	Oracle Corp.
10,560,000	2.950%, 04/01/2030	9,763,348
	Qorvo, Inc.
10,134,000	4.375%, 10/15/2029	9,998,768
	Teledyne FLIR LLC
1,364,000	2.500%, 08/01/2030	1,263,466

		64,836,132

TOTAL CORPORATE BONDS (Cost $431,786,366)		440,903,061

GOVERNMENT SECURITIES & AGENCY ISSUE: 5.1%
	U.S. Treasury Notes
24,563,000	4.125%, 01/31/2027	24,719,877

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $24,613,387)		24,719,877

Shares

SHORT-TERM INVESTMENTS: 0.2%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 0.2%
917,510	State Street Navigator Securities Lending Government Money Market Portfolio, 3.830%(c)(d)	917,510

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $917,510)		917,510

TOTAL SHORT-TERM INVESTMENTS (Cost $917,510)		917,510

TOTAL INVESTMENTS (Cost: $457,317,263): 95.7%		466,540,448

Other Assets in Excess of Liabilities: 4.3%		20,868,383

NET ASSETS: 100.0%		$487,408,831

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security, or portion thereof, is out on loan.
(b)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(c)	The rate disclosed is the 7 day net yield as of December 31, 2025.
(d)	Represents security purchased with cash collateral received for securities on loan.

The accompanying notes are an integral part of these financial statements.

38	Litman Gregory Funds Trust

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025

Principal Amount^		Value

MUNICIPAL BONDS: 95.4%

Alabama: 2.0%
	Auburn University
$50,000	Series A 4.000%, 06/01/2035	$50,107
	Health Care Authority of the City of Huntsville
10,000	Series B1 5.000%, 06/01/2035	10,740
	Russell County Board of Education
320,000	(BAM) 3.000%, 12/01/2036	296,557

		357,404

California: 4.0%
	California State Public Works Board
100,000	Series A 5.000%, 04/01/2043	110,219
100,000	Series A 5.000%, 04/01/2044	109,310
	Los Angeles Department of Water & Power
50,000	Series D 5.000%, 07/01/2039	51,942
150,000	Series D 5.000%, 07/01/2043	159,482
	Los Angeles Department of Water & Power Water System Revenue
115,000	Series B 5.000%, 07/01/2035	115,000
15,000	Series D 5.000%, 07/01/2043	15,837
	State of California
165,000	3.000%, 03/01/2029	165,019

		726,809

Colorado: 0.8%
	Colorado Health Facilities Authority
145,000	Series A-2 5.000%, 08/01/2044	147,167

Connecticut: 0.7%
	Connecticut State Health & Educational Facilities Authority
75,000	Series K 5.000%, 07/01/2030	82,001
	South Central Connecticut Regional Water Authority
45,000	Series B-1 3.000%, 08/01/2034	44,491

		126,492

Florida: 10.2%
	Alachua County Health Facilities Authority
50,000	Series A 5.000%, 12/01/2044	50,017
	Florida Municipal Loan Council
200,000	(AG), Series D 5.000%, 10/01/2049	211,044
	Miami-Dade County Educational Facilities Authority
200,000	Series B 5.250%, 04/01/2043	217,712

Principal Amount^		Value

Florida (continued)
	North Broward Hospital District
$ 125,000	Series B 5.000%, 01/01/2048	$124,867
	Orange County Health Facilities Authority
215,000	Series A 5.000%, 10/01/2039	216,901
	Palm Beach County Health Facilities Authority
200,000	5.000%, 11/15/2032	202,684
	St. Johns County School Board
100,000	(AG), Series A 5.500%, 07/01/2049	107,285
	UCF Stadium Corp.
200,000	Series A 5.000%, 03/01/2041	216,796
	Volusia County Educational Facility Authority
395,000	5.250%, 06/01/2054	402,330
100,000	Series A 5.000%, 10/15/2049	101,827

		1,851,463

Georgia: 13.7%
	City of Atlanta Department of Aviation
185,000	Series A 5.250%, 07/01/2044	201,854
335,000	Series A 5.250%, 07/01/2045	363,075
	Georgia Housing & Finance Authority
250,000	(GNMA/FNMA/FHLMC), Series E 5.125%, 12/01/2045	258,269
	Main Street Energy, Inc.
1,000,000	Series D 5.000%, 12/01/2032	1,072,944
	Main Street Natural Gas, Inc.
200,000	Series E 5.000%, 12/01/2032	215,637
	Municipal Electric Authority of Georgia
350,000	Series A 5.000%, 01/01/2037	365,648

		2,477,427

Illinois: 6.1%
	Chicago Board of Education
325,000	(AG), Series A 5.000%, 12/01/2031	338,783
	Chicago O’Hare International Airport
500,000	Series A 5.000%, 01/01/2038	516,391
	Illinois Finance Authority
110,000	Series B 5.000%, 08/15/2036	111,892
	Regional Transportation Authority
125,000	Series B 5.000%, 06/01/2035	131,096

		1,098,162

Indiana: 3.8%
	Concord Community Schools Building Corp.
250,000	(ST INTERCEPT) 5.000%, 01/15/2044	266,508
	Town of Upland
200,000	4.000%, 09/01/2037	203,641

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	39

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

MUNICIPAL BONDS (CONTINUED)

Indiana (continued)
	Westfield-Washington Multi-School Building Corp.
$ 200,000	(BAM), Series A 5.250%, 07/15/2043	$218,149

		688,298

Kansas: 1.2%
	Sedgwick County Unified School District No. 262 Valley Center
200,000	(AG) 5.000%, 09/01/2042	210,656

Louisiana: 1.1%
	Louisiana Public Facilities Authority
200,000	Series A 5.000%, 04/01/2045	205,246

Maine: 2.6%
	Maine State Housing Authority
500,000	Series C 3.000%, 11/15/2036	461,432

Massachusetts: 4.4%
	Massachusetts Development Finance Agency
250,000	5.000%, 01/01/2027	253,670
250,000	5.250%, 01/01/2038	271,416
55,000	Series A 5.000%, 01/01/2040	55,533
50,000	Series F 4.000%, 07/01/2043	46,052
	Massachusetts Housing Finance Agency
175,000	(GNMA/FNMA/FHLMC), Series 224 4.350%, 12/01/2042	177,244

		803,915

Michigan: 2.5%
	Michigan Finance Authority
200,000	5.000%, 11/15/2041	201,795
240,000	Series MI 5.000%, 12/01/2045	240,493
10,000	Series MI 5.000%, 12/01/2045(a)	10,088

		452,376

New Hampshire: 1.1%
	New Hampshire Health & Education Facilities Authority Act
190,000	5.000%, 10/01/2040	191,088

New York: 6.0%
	City of New York
210,000	Series A-1 5.000%, 08/01/2045	214,870
	Metropolitan Transportation Authority
250,000	Series 2025A 5.000%, 11/15/2044	263,445
200,000	Series 2025A 5.250%, 11/15/2045	213,192
	TSASC, Inc.
195,000	Series A 5.000%, 06/01/2041	195,492

Principal Amount^		Value

New York (continued)
	Westchester County Local Development Corp.
$ 200,000	5.000%, 07/01/2042	$202,289

		1,089,288

Ohio: 7.1%
	Columbus Metropolitan Housing Authority
300,000	4.000%, 12/01/2034	301,051
	Columbus Regional Airport Authority
180,000	Series B 5.000%, 01/01/2043	193,134
	Ohio Housing Finance Agency
140,000	(GNMA/FNMA/FHLMC), Series C 4.100%, 09/01/2039	140,744
	Port of Greater Cincinnati Development Authority
500,000	(FNMA COLL) 4.400%, 11/01/2040	503,182
	State of Ohio
150,000	Series A 5.000%, 01/15/2046	150,003

		1,288,114

Pennsylvania: 3.8%
	Allegheny County Higher Education Building Authority
200,000	5.000%, 03/01/2042	215,263
	Allentown City School District
250,000	(AG ST AID WITHHLDG) 5.000%, 06/01/2038	274,195
	City of Lancaster
100,000	(BAM) 4.000%, 11/01/2038	101,148
	Montgomery County Higher Education & Health Authority
100,000	Series A 5.000%, 09/01/2043	101,460

		692,066

South Carolina: 2.2%
	South Carolina Jobs-Economic Development Authority
200,000	Series A 5.000%, 05/01/2043	203,258
	South Carolina Public Service Authority
195,000	Series A 5.000%, 12/01/2037	196,244

		399,502

Texas: 15.3%
	Arlington Higher Education Finance Corp.
100,000	(PSF-GTD), Series A 4.250%, 12/01/2048	95,389
	Brownsboro Independent School District
100,000	(AG) 5.000%, 08/15/2041	105,617
	Central Texas Regional Mobility Authority
500,000	Series C 5.000%, 01/01/2027	501,471
	City of Bryan Waterworks & Sewer Revenue
250,000	4.000%, 07/01/2041	251,465
	City of Odessa
500,000	4.000%, 03/01/2033	505,573

The accompanying notes are an integral part of these financial statements.

40	Litman Gregory Funds Trust

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

Principal Amount^		Value

MUNICIPAL BONDS (CONTINUED)

Texas (continued)
	FW Texas Street Public Facility Corp.
$ 250,000	5.000%, 05/01/2038	$265,243
	Huffman Independent School District
30,000	(PSF-GTD) 5.250%, 02/15/2049	32,016
	Midland County Hospital District
415,000	(BAM), Series A 4.125%, 05/15/2049	383,362
	North Texas Tollway Authority
300,000	Series A 5.000%, 01/01/2027	300,000
	Northwest Williamson County Municipal Utility District No. 2
100,000	(AG) 4.000%, 08/15/2044	91,745
	State of Texas
100,000	Series A 3.300%, 10/01/2029	100,032
	Texas Department of Housing & Community Affairs
135,000	(GNMA), Series B 4.400%, 07/01/2038	138,994

		2,770,907

Vermont: 1.9%
	Vermont Educational & Health Buildings Financing Agency
350,000	Series B 5.000%, 12/01/2039	351,131

Virginia: 1.0%
	Virginia College Building Authority
165,000	5.000%, 06/01/2031	176,488

Washington: 3.9%
	City of Seattle Municipal Light & Power Revenue
330,000	5.000%, 07/01/2044	348,409
	Pend Oreille County Public Utility District No. 1 Box Canyon
100,000	5.000%, 01/01/2039	102,124
	University of Washington
250,000	Series A 5.250%, 12/01/2046	252,220

		702,753

TOTAL MUNICIPAL BONDS (Cost $17,153,797)		17,268,184

TOTAL INVESTMENTS (Cost: $17,153,797): 95.4%		17,268,184

Other Assets in Excess of Liabilities: 4.6%		832,918

NET ASSETS: 100.0%		$18,101,102

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Prerefunded

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	41

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025

Principal Amount^		Value

SHORT-TERM INVESTMENTS: 80.3%

REPURCHASE AGREEMENTS: 3.6%
$75,837,486	Fixed Income Clearing Corp. 1.060%, 12/31/2025, due 01/02/2026 [collateral: par value $76,684,800, U.S. Treasury Note, 3.875%, due 05/31/2027, value $77,370,538] (proceeds $75,841,952)	$75,837,486

TOTAL REPURCHASE AGREEMENTS (Cost $75,837,486)		75,837,486

TREASURY BILLS: 76.7%
	U.S. Treasury Bills
1,613,000,000	3.453%, 01/29/2026(a)(b)(c)	1,608,513,693

TOTAL TREASURY BILLS (Cost $1,608,513,693)		1,608,513,693

TOTAL SHORT-TERM INVESTMENTS (Cost $1,684,351,179)		1,684,351,179

TOTAL INVESTMENTS (Cost: $1,684,351,179): 80.3%		1,684,351,179

Other Assets in Excess of Liabilities: 19.7%		413,752,470

NET ASSETS: 100.0%		$2,098,103,649

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	The rate shown represents yield-to-maturity.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	All or a portion of this security is held by the iMGP DBi Cayman Managed Futures Subsidiary.

The accompanying notes are an integral part of these financial statements.

42	Litman Gregory Funds Trust

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at December 31, 2025 (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts – Long
Euro FX Currency Futures	11,147	$1,636,583,769	$1,641,395,750	3/16/2026	$4,811,981
Gold 100 Oz Futures(b)	933	393,332,895	405,024,630	2/25/2026	11,691,735
MSCI EAFE Index Futures	2,431	351,909,363	352,750,255	3/20/2026	840,892
MSCI Emerging Market Index	2,374	166,235,098	167,533,180	3/20/2026	1,298,082
S&P 500 E-Mini Index Futures	663	230,382,046	228,486,375	3/20/2026	(1,895,671)
U.S. Treasury 10-Year Note Futures	4,109	466,569,841	462,005,687	3/20/2026	(4,564,154)
U.S. Treasury 2-Year Note Futures	5,165	1,079,441,396	1,078,395,505	3/31/2026	(1,045,891)
U.S. Treasury Long Bond Futures	293	33,951,454	33,868,968	3/20/2026	(82,486)

Total Long					$11,054,488

Futures Contracts – Short
Japanese Yen Currency Futures	(16,261)	$(1,313,895,663)	$(1,304,640,356)	3/16/2026	$9,255,307
WTI Crude Futures(b)	(131)	(7,573,715)	(7,495,821)	2/20/2026	77,894

Total Short					$9,333,201

Total Futures Contracts					$20,387,689

(a)	Goldman Sachs & Co. and Societe Generale are the counterparties for all Open Futures Contracts held by the Fund and the iMGP DBi Cayman Managed Futures Subsidiary at December 31, 2025.
(b)	Contract held by the iMGP DBi Cayman Managed Futures Subsidiary.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	43

iMGP Berkshire Dividend Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025

Shares		Value

COMMON STOCKS: 80.5%

Consumer Discretionary: 6.9%
1,769	Lennar Corp. - Class A	$181,853
810	Lowe’s Cos., Inc.	195,340
729	McDonald’s Corp.	222,804

		599,997

Consumer Staples: 3.3%
394	Hershey Co.	71,700
1,924	Walmart, Inc.	214,353

		286,053

Energy: 2.3%
7,344	Kinder Morgan, Inc.	201,887

Financials: 18.4%
5,870	Bank of America Corp.	322,850
2,183	Charles Schwab Corp.	218,103
675	Chubb Ltd.	210,681
1,285	JPMorgan Chase & Co.	414,053
1,143	M&T Bank Corp.	230,292
920	PNC Financial Services Group, Inc.	192,031

		1,588,010

Health Care: 9.9%
1,296	Abbott Laboratories	162,376
1,674	AbbVie, Inc.	382,492
2,120	Bristol-Myers Squibb Co.	114,353
945	Johnson & Johnson	195,568

		854,789

Industrials: 16.0%
2,435	A.O. Smith Corp.	162,853
351	Deere & Co.	163,415
1,674	Emerson Electric Co.	222,173
522	Honeywell International, Inc.	101,837
437	Lockheed Martin Corp.	211,364
932	Norfolk Southern Corp.	269,087
1,161	Waste Management, Inc.	255,083

		1,385,812

Information Technology: 19.0%
1,380	Apple, Inc.	375,167
4,104	Cisco Systems, Inc.	316,131
1,724	Dell Technologies, Inc. - Class C	217,017
742	Microsoft Corp.	358,846
820	QUALCOMM, Inc.	140,261
1,053	TE Connectivity PLC	239,568

		1,646,990

Materials: 0.5%
162	Nucor Corp.	26,424
262	Solstice Advanced Materials, Inc.*	12,728

		39,152

Real Estate: 1.3%
1,728	WP Carey, Inc. - REIT	111,214

Utilities: 2.9%
7,101	PPL Corp.	248,677

TOTAL COMMON STOCKS (Cost $5,579,648)		6,962,581

Shares		Value

EXCHANGE-TRADED FUNDS: 8.7%
1,500	iShares Russell 1000 Value ETF	$315,510
2,000	State Street SPDR Russell 1000 Yield Focus ETF	227,122
2,250	Vanguard Russell 1000 Value	207,675

TOTAL EXCHANGE-TRADED FUNDS (Cost $754,101)		750,307

Principal Amount

SHORT-TERM INVESTMENTS: 10.7%

REPURCHASE AGREEMENTS: 10.7%
$930,803	Fixed Income Clearing Corp. 1.060%, 12/31/2025, due 01/02/2026 [collateral: par value $941,300, U.S. Treasury Note, 3.875%, due 05/31/2027, value $949,815] (proceeds $930,858)	930,803

TOTAL SHORT-TERM INVESTMENTS (Cost $930,803)		930,803

TOTAL INVESTMENTS (Cost: $7,264,552): 99.9%		8,643,691

Other Assets in Excess of Liabilities: 0.1%		6,193

NET ASSETS: 100.0%		$8,649,884

Percentages are stated as a percent of net assets.

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

44	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2025

	Global Select Fund	International Fund	Small Company Fund
ASSETS:
Investments in securities at cost	$72,575,416	$97,092,287	$50,787,106
Repurchase agreements at cost	869,087	2,687,365	—

Total investments at cost	$73,444,503	$99,779,652	$50,787,106

Investments in securities at value[1]	$89,140,959	$121,060,463	$56,535,503
Repurchase agreements at value	869,087	2,687,365	—

Total investments at value	$90,010,046	$123,747,828	$56,535,503

Cash	61,782	47,349	879,489
Cash, denominated in foreign currency (cost of $447,370, $591,226 and $0, respectively)	459,855	590,138	—
Receivables:
Foreign tax reclaims	76,293	1,304,321	—
Dividends and interest	49,053	89,953	19,232
Fund shares sold	2	—	79,432
Securities sold	—	65,714	—
Other Receivables	—	27	—
Prepaid expenses	10,959	10,209	7,749

Total Assets	90,667,990	125,855,539	57,521,405

LIABILITIES:
Payables:
Advisory fees	48,389	98,839	29,559
Securities purchased	—	102,257	—
Payable for cash collateral from securities loaned (See Note 2)	4,800,211	—	480,452
Fund shares redeemed	222,482	513,753	23,210
Foreign taxes withheld	1,274	5,841	—
Trustees fees	3,028	3,080	3,334
Professional fees	18,596	23,443	16,562
Line of credit interest	—	5,873	1,255
Chief Compliance Officer fees	12,857	12,857	12,857
Accrued other expenses	100,080	149,762	40,102

Total Liabilities	5,206,917	915,705	607,331

NET ASSETS	$85,461,073	$124,939,834	$56,914,074

Institutional Class:
Net Assets	$85,461,073	$124,939,834	$56,914,074
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	7,246,301	5,631,193	4,060,677
Net asset value, offering price and redemption price per share	$11.79	$22.19	$14.02

COMPONENTS OF NET ASSETS
Paid-in capital	$71,032,489	$102,565,868	$50,919,503
Accumulated distributable earnings (deficit)	14,428,584	22,373,966	5,994,571

Net Assets	$85,461,073	$124,939,834	$56,914,074

[1]	Includes $6,681,731, $1,803,318 and $2,246,355 of securities on loan in Global Select Fund, International Fund and Small Company Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	45

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2025 – (Continued)

	Low Duration Income Fund	Dolan McEniry Corporate Bond Fund	APA Enhanced Income Municipal Fund
ASSETS:
Investments in securities at cost	$334,511,888	$457,317,263	$17,153,797
Repurchase agreements at cost	8,146,864	—	—

Total investments at cost	$342,658,752	$457,317,263	$17,153,797

Investments in securities at value[1]	$313,088,222	$466,540,448	$17,268,184
Repurchase agreements at value	8,146,864	—	—

Total investments at value	$321,235,086	$466,540,448	$17,268,184

Cash	4,096,919	15,426,783	1,155,806
Cash, denominated in foreign currency (cost of $51,104, $0 and $0, respectively)	51,369	—	—
Deposits at brokers for securities	490,515	—	—
Deposits at brokers for swaps	114,426	—	—
Receivables:
Securities sold	6,387,127	—	—
Dividends and interest	3,382,046	5,756,016	213,334
Fund shares sold	59,185	1,921,953	—
Foreign tax reclaims	272,943	—	—
Advisory reimbursement	—	—	33,489
Other Receivables	177,713	—	—
Variation margin - Centrally Cleared Swaps	7,571	—	—
Unrealized gain on forward foreign currency exchange contracts	23,514	—	—
Prepaid expenses	17,808	20,304	12,879

Total Assets	336,316,222	489,665,504	18,683,692

LIABILITIES:
Written options (premium received, $403,905, $0 and $0, respectively)	227,639	—	—
Payables:
Advisory fees	59,399	68,727	—
Securities purchased	10,141,501	—	501,496
Unfunded loans, par value	953,779	—	—
Payable for cash collateral from securities loaned (See Note 2)	4,484,028	917,510	—
Fund shares redeemed	4,753,219	658,091	41
Foreign taxes withheld	17	—	—
Trustees fees	2,727	3,585	668
Professional fees	55,292	38,490	18,793
Distributions payable	—	377,933	—
Line of credit interest	31,484	—	—
Dividend and interest for swap resets	767	—	—
Variation margin - Futures	5,922	—	—
Short dividend	12,090	—	—
Chief Compliance Officer fees	12,857	12,857	12,857
Net swap premiums received	49,279	—	—
Unrealized loss on unfunded loan commitment	11,668	—	—
Unrealized loss on forward foreign currency exchange contracts	4,188	—	—
Unrealized loss on swaps	7,778	—	—
Accrued other expenses	318,471	179,480	48,735

Total Liabilities	21,132,105	2,256,673	582,590

Commitments and Contingencies (See Note 7)
NET ASSETS	$315,184,117	$487,408,831	$18,101,102

Institutional Class:
Net Assets	$315,184,117	$487,408,831	$18,101,102
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	31,956,773	48,368,412	1,792,733
Net asset value, offering price and redemption price per share	$9.86	$10.08	$10.10

COMPONENTS OF NET ASSETS
Paid-in capital	$444,143,262	$481,229,963	$17,917,070
Accumulated distributable earnings (deficit)	(128,959,145)	6,178,868	184,032

Net Assets	$315,184,117	$487,408,831	$18,101,102

[1]	Includes $5,469,599 and $2,804,154 of securities on loan in Low Duration Income Fund and Dolan McEniry Corporate Bond Fund, respectively.

The accompanying notes are an integral part of these financial statements.

46	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2025 – (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)	Berkshire Dividend Growth ETF
ASSETS:
Investments in securities at cost	$1,608,513,693	$6,333,749
Repurchase agreements at cost	75,837,486	930,803

Total investments at cost	$1,684,351,179	$7,264,552

Investments in securities at value	$1,608,513,693	$7,712,888
Repurchase agreements at value	75,837,486	930,803

Total investments at value	$1,684,351,179	$8,643,691

Cash	5,682,388	—
Deposits at brokers for futures	365,574,777	—
Receivables:
Fund shares sold	52,592,438	—
Dividends and interest	2,233	6,547

Total Assets	2,108,203,015	8,650,238

LIABILITIES:
Payables:
Advisory fees	1,407,665	354
Variation margin - Futures	8,691,701	—

Total Liabilities	10,099,366	354

NET ASSETS	$2,098,103,649	$8,649,884

Net Assets	$2,098,103,649	$8,649,884
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	74,800,000	675,000
Net asset value, offering price and redemption price per share	$28.05	$12.81

COMPONENTS OF NET ASSETS
Paid-in capital	$2,125,558,303	$7,561,236
Accumulated distributable earnings (deficit)	(27,454,654)	1,088,648

Net Assets	$2,098,103,649	$8,649,884

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	47

Litman Gregory Funds Trust

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2025

	Global Select Fund	International Fund	Small Company Fund
INVESTMENT INCOME:
Income
Dividends (net of foreign taxes withheld of $79,584, $403,535 and $0, respectively)	$1,075,327	$2,901,755	$467,069
Interest	38,072	59,540	—
Securities lending income (See Note 2)	13,096	31,904	1,435

Total income	1,126,495	2,993,199	468,504

Expenses
Advisory fees	785,811	1,536,088	388,367
Transfer agent fees	96,671	124,887	57,299
Fund accounting fees	25,810	59,904	15,022
Administration fees	24,755	36,793	19,349
Professional fees	51,980	77,440	39,598
Trustee fees	52,895	70,361	41,955
Custody fees	49,130	89,372	41,641
Reports to shareholders	36,367	37,471	33,703
Registration expense	29,139	34,101	27,320
Miscellaneous	23,728	37,550	25,144
Dividend & interest expense	3,399	19,028	31,883
Chief Compliance Officer fees	12,857	12,857	12,857

Total expenses	1,192,542	2,135,852	734,138
Less: fees waived (see Note 3)	(287,012)	(100,269)	(145,764)

Net expenses	905,530	2,035,583	588,374

Net investment income (loss)	220,965	957,616	(119,870)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(176,165)	29,510,040	1,729,927
Foreign currency transactions	(38,591)	(148,049)	—

Net realized gain (loss)	(214,756)	29,361,991	1,729,927

Net change in unrealized appreciation/depreciation on:
Investments	4,561,109	12,657,176	(2,021,171)
Foreign currency transactions	52,723	163,860	—

Net change in unrealized appreciation/depreciation	4,613,832	12,821,036	(2,021,171)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	4,399,076	42,183,027	(291,244)

Net increase (decrease) in net assets resulting from operations	$4,620,041	$43,140,643	$(411,114)

The accompanying notes are an integral part of these financial statements.

48	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2025 – (Continued)

	Low Duration Income Fund	Dolan McEniry Corporate Bond Fund	APA Enhanced Income Municipal Fund
INVESTMENT INCOME:
Income
Dividends	$348,343	$—	$—
Interest	21,637,732	21,403,260	688,363
Securities lending income (See Note 2)	67,152	26,618	—

Total income	22,053,227	21,429,878	688,363

Expenses
Advisory fees	2,784,226	1,782,392	77,046
Advisory fees - recouped (see Note 3)	87,599	6,878	—
Transfer agent fees	349,857	675,334	17,458
Fund accounting fees	135,296	44,587	26,038
Administration fees	62,611	53,219	14,347
Professional fees	150,311	195,180	26,714
Trustee fees	105,404	130,821	31,942
Custody fees	142,871	39,313	29,588
Reports to shareholders	83,041	48,887	20,317
Registration expense	34,066	60,638	12,640
Miscellaneous	59,297	37,733	29,775
Dividend & interest expense	147,294	16,836	1,927
Chief Compliance Officer fees	12,857	12,857	12,857

Total expenses	4,154,730	3,104,675	300,649
Less: fees waived (see Note 3)	(816,567)	(476,712)	(198,709)

Net expenses	3,338,163	2,627,963	101,940

Net investment income	18,715,064	18,801,915	586,423

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments, excluding purchased options	(14,105,819)	(44,245)	150,080
Purchased options	(320,135)	—	—
Written options	2,276,460	—	—
Forward foreign currency exchange contracts	(327,842)	—	—
Foreign currency transactions	(5,214)	—	—
Futures	(52,771)	—	—
Swap contracts	889,736	—	—

Net realized gain (loss)	(11,645,585)	(44,245)	150,080

Net change in unrealized appreciation/depreciation on:
Investments, excluding purchased options	21,392,397	11,465,154	102,175
Purchased options	(91,483)	—	—
Unfunded loan commitment	4,100	—	—
Written options	276,347	—	—
Forward foreign currency exchange contracts	(8,884)	—	—
Foreign currency transactions	(45,573)	—	—
Futures	25,896	—	—
Swap contracts	66,685	—	—

Net change in unrealized appreciation/depreciation	21,619,485	11,465,154	102,175

Net realized and unrealized gain (loss) on investments, purchased options, unfunded loan commitment, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	9,973,900	11,420,909	252,255

Net increase in net assets resulting from operations	$28,688,964	$30,222,824	$838,678

The accompanying notes are an integral part of these financial statements.

Statements of Operations	49

Litman Gregory Funds Trust

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2025 – (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)	Berkshire Dividend Growth ETF
INVESTMENT INCOME:
Income
Dividends (net of foreign taxes withheld of $0 and $3,333, respectively)	$—	$204,784
Interest	55,628,652	722
Securities lending income (See Note 2)	43,616	—

Total income	55,672,268	205,506

Expenses
Advisory fees	12,087,279	48,224

Total expenses	12,087,279	48,224

Net expenses	12,087,279	48,224

Net investment income	43,584,989	157,282

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	82,529	(277,570)
Futures	143,400,522	—
In-kind redemptions	—	330,345

Net realized gain (loss)	143,483,051	52,775

Net change in unrealized appreciation/depreciation on:
Investments	(17,122)	947,767
Futures	16,087,216	—

Net change in unrealized appreciation/depreciation	16,070,094	947,767

Net realized and unrealized gain (loss) on investments and futures	159,553,145	1,000,542

Net increase in net assets resulting from operations	$203,138,134	$1,157,824

The accompanying notes are an integral part of these financial statements.

50	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Global Select Fund		International Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$220,965	$622,436	$957,616	$1,714,228
Net realized gain (loss) on investments and foreign currency transactions	(214,756)	8,778,611	29,361,991	11,815,873
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	4,613,832	(5,596,689)	12,821,036	(11,906,795)

Net increase in net assets resulting from operations	4,620,041	3,804,358	43,140,643	1,623,306

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(2,838,964)	(6,982,448)	(1,947,443)	(1,811,056)
Return of capital	(38,493)	—	—	(290,953)

Total distributions	(2,877,457)	(6,982,448)	(1,947,443)	(2,102,009)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	514,541	385,603	2,341,651	12,488,372
Reinvested distributions
Institutional Class	2,744,576	6,729,679	1,489,140	1,282,996
Payment for shares redeemed
Institutional Class	(18,173,688)	(22,907,500)	(89,244,709)	(67,041,092)

Net decrease in net assets from capital share transactions	(14,914,571)	(15,792,218)	(85,413,918)	(53,269,724)

Total decrease in net assets	(13,171,987)	(18,970,308)	(44,220,718)	(53,748,427)
NET ASSETS:
Beginning of year	98,633,060	117,603,368	169,160,552	222,908,979

End of year	$85,461,073	$98,633,060	$124,939,834	$169,160,552

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	43,767	31,704	122,362	698,930
Reinvested distributions	237,010	565,519	68,153	72,119
Redeemed	(1,536,379)	(1,861,825)	(4,331,121)	(3,649,109)

Net decrease from capital share transactions	(1,255,602)	(1,264,602)	(4,140,606)	(2,878,060)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	51

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Small Company Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(119,870)	$58,596
Net realized gain on investments	1,729,927	9,196,624
Net change in unrealized appreciation/depreciation on investments	(2,021,171)	(2,228,277)

Net increase (decrease) in net assets resulting from operations	(411,114)	7,026,943

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(2,386,329)	(7,758,636)

Total distributions	(2,386,329)	(7,758,636)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	23,379,415	5,327,186
Reinvested distributions
Institutional Class	2,362,491	7,624,573
Payment for shares redeemed
Institutional Class	(15,292,905)	(14,752,276)

Net increase (decrease) in net assets from capital share transactions	10,449,001	(1,800,517)

Total increase (decrease) in net assets	7,651,558	(2,532,210)
NET ASSETS:
Beginning of year	49,262,516	51,794,726

End of year	$56,914,074	$49,262,516

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	1,631,508	345,063
Reinvested distributions	167,079	499,317
Redeemed	(1,109,671)	(950,277)

Net increase (decrease) from capital share transactions	688,916	(105,897)

The accompanying notes are an integral part of these financial statements.

52	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Low Duration Income Fund		Dolan McEniry Corporate Bond Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$18,715,064	$6,967,166	$18,801,915	$11,373,453
Net realized gain (loss) on investments, purchased options, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	(11,645,585)	1,224,684	(44,245)	236,110
Net change in unrealized appreciation/depreciation on investments, purchased options, unfunded loan commitment, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	21,619,485	1,578,957	11,465,154	(1,565,428)

Net increase in net assets resulting from operations	28,688,964	9,770,807	30,222,824	10,044,135

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(24,537,953)	(7,012,938)	(18,816,984)	(11,405,926)

Total distributions	(24,537,953)	(7,012,938)	(18,816,984)	(11,405,926)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	51,137,047	51,443,260	209,701,050	200,403,612
Institutional Class - proceeds in connection with merger (see Note 13)	318,986,317	—	—	—
Reinvested distributions
Institutional Class	24,434,807	7,011,977	15,289,713	9,406,343
Payment for shares redeemed
Institutional Class	(222,335,382)	(14,101,916)	(98,604,339)	(62,933,637)

Net increase in net assets from capital share transactions	172,222,789	44,353,321	126,386,424	146,876,318

Total increase in net assets	176,373,800	47,111,190	137,792,264	145,514,527
NET ASSETS:
Beginning of year	138,810,317	91,699,127	349,616,567	204,102,040

End of year	$315,184,117	$138,810,317	$487,408,831	$349,616,567

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	5,146,230	5,240,230	21,115,064	20,374,089
Sold - shares in connection with mergers (see Note 13)	32,710,513	—	—	—
Reinvested distributions	2,465,958	714,483	1,533,080	956,713
Redeemed	(22,394,014)	(1,433,658)	(9,933,137)	(6,387,332)

Net increase from capital share transactions	17,928,687	4,521,055	12,715,007	14,943,470

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	53

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	APA Enhanced Income Municipal Fund
	Year Ended December 31, 2025	Period Ended December 31, 2024*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$586,423	$3,017
Net realized gain on investments	150,080	—
Net change in unrealized appreciation/depreciation on investments	102,175	12,212

Net increase in net assets resulting from operations	838,678	15,229

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(666,857)	—

Total distributions	(666,857)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	5,115,845	14,697,646
Reinvested distributions
Institutional Class	666,857	—
Payment for shares redeemed
Institutional Class	(2,459,750)	(106,546)

Net increase in net assets from capital share transactions	3,322,952	14,591,100

Total increase in net assets	3,494,773	14,606,329
NET ASSETS:
Beginning of period	14,606,329	—

End of period	$18,101,102	$14,606,329

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	514,044	1,470,144
Reinvested distributions	66,947	—
Redeemed	(247,750)	(10,652)

Net increase from capital share transactions	333,241	1,459,492

*	Commenced operations on December 16, 2024.

The accompanying notes are an integral part of these financial statements.

54	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)		Berkshire Dividend Growth ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$43,584,989	$37,792,884	$157,282	$112,012
Net realized gain (loss) on investments and futures	143,483,051	(18,426,511)	52,775	3,096
Net change in unrealized appreciation/depreciation on investments and futures	16,070,094	15,597,358	947,767	386,937

Net increase in net assets resulting from operations	203,138,134	34,963,731	1,157,824	502,045

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(107,408,960)	(63,321,703)	(159,275)	(128,368)

Total distributions	(107,408,960)	(63,321,703)	(159,275)	(128,368)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,309,293,317	844,259,663	583,768	7,177,055
Payment for shares redeemed	(563,895,473)	(243,661,670)	(1,787,860)	—

Net increase (decrease) in net assets from capital share transactions	745,397,844	600,597,993	(1,204,092)	7,177,055

Total increase (decrease) in net assets	841,127,018	572,240,021	(205,543)	7,550,732
NET ASSETS:
Beginning of year	1,256,976,631	684,736,610	8,855,427	1,304,695

End of year	$2,098,103,649	$1,256,976,631	$8,649,884	$8,855,427

CAPITAL TRANSACTIONS IN SHARES
Sold	48,550,000	30,325,000	50,000	650,000
Redeemed	(21,825,000)	(8,825,000)	(150,000)	—

Net increase (decrease) from capital share transactions	26,725,000	21,500,000	(100,000)	650,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	55

iMGP Global Select Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.60	$12.04	$10.69	$18.80	$18.62

Income from investment operations:
Net investment income (loss)[1]	0.03	0.07	0.05	(0.01)	(0.03)

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	0.56	0.35	1.79	(4.78)	3.27

Total income (loss) from investment operations	0.59	0.42	1.84	(4.79)	3.24

Less distributions:
From net investment income	(0.03)	(0.15)	(0.05)	—	—

From net realized gains	(0.37)	(0.71)	(0.44)	(3.32)	(3.06)

Return of capital	(0.00)^	—	—	—	—

Total distributions	(0.40)	(0.86)	(0.49)	(3.32)	(3.06)

Net asset value, end of year	$11.79	$11.60	$12.04	$10.69	$18.80

Total return	5.15%	3.33%	17.26%	(25.52)%	17.75%

Ratios/supplemental data:
Net assets, end of year (millions)	$85.5	$98.6	$117.6	$119.7	$260.7

Ratios of total expenses to average net assets:
Before fees waived	1.29%[5]	1.28%[5]	1.46%[4]	1.50%[3]	1.29%[2]

After fees waived	0.98%[5,6]	0.98%[5,6]	1.01%[4,6]	1.18%[3,6]	1.16%[2,6]

Ratio of net investment income (loss) to average net assets	0.24%[5]	0.57%[5]	0.41%[4]	(0.06)%[3]	(0.13)%[2]

Portfolio turnover rate	81.15%	81.79%	55.74%	108.86%	27.74%

^	Amount represents less than $0.01 per share
[1]	Calculated based on the average shares outstanding methodology.
[2]	Includes Interest & Dividend expense of 0.01% of average net assets.
[3]	Includes Interest & Dividend expense of 0.03% of average net assets.
[4]	Includes Interest & Dividend expense of 0.04% of average net assets.
[5]	Includes Interest & Dividend expense of 0.00% of average net assets.
[6]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

56	Litman Gregory Funds Trust

iMGP International Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$17.31	$17.62	$15.16	$19.50	$18.12

Income from investment operations:
Net investment income[1]	0.12	0.15	0.19	0.11	0.71 [2]

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	5.10	(0.25)[3]	2.45	(4.32)	1.39

Total income (loss) from investment operations	5.22	(0.10)	2.64	(4.21)	2.10

Less distributions:
From net investment income	(0.34)	(0.18)	(0.18)	(0.13)	(0.72)

Return of capital	—	(0.03)	—	—	—

Total distributions	(0.34)	(0.21)	(0.18)	(0.13)	(0.72)

Net asset value, end of year	$22.19	$17.31	$17.62	$15.16	$19.50

Total return	30.21%	(0.57)%	17.40%	(21.58)%	11.75%

Ratios/supplemental data:
Net assets, end of year (millions)	$124.9	$169.2	$222.9	$205.6	$339.7

Ratios of total expenses to average net assets:
Before fees waived	1.31%[5]	1.23%[6]	1.29%[4]	1.47%[5]	1.28%[4]

After fees waived	1.25%[5,7]	1.18%[6,7]	1.07%[4,7]	1.24%[5,7]	1.05%[4,7]

Ratio of net investment income to average net assets	0.59%[5]	0.84%[6]	1.15%[4]	0.68%[5]	3.63%[2,4]

Portfolio turnover rate	98.63%	43.58%	40.55%	42.74%	99.91%

[1]	Calculated based on the average shares outstanding methodology.
[2]	Include non-cash distributions amounting to $0.68 per share and 3.46% of average daily net assets.
[3]

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

[4]	Includes Interest & Dividend expense of 0.00% of average net assets.
[5]	Includes Interest & Dividend expense of 0.01% of average net assets.
[6]	Includes Interest & Dividend expense of 0.02% of average net assets.
[7]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	57

iMGP Small Company Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.61	$14.89	$12.87	$14.86	$12.71

Income from investment operations:
Net investment income (loss)[1]	(0.03)	0.02	0.08	0.01	(0.01)

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	0.04 [2]	2.21	3.10	(2.00)	2.50

Total income (loss) from investment operations	0.01	2.23	3.18	(1.99)	2.49

Less distributions:
From net investment income	(0.00)^	(0.04)	(0.11)	—	—

From net realized gains	(0.60)	(2.47)	(1.05)	—	(0.34)

Total distributions	(0.60)	(2.51)	(1.16)	—	(0.34)

Net asset value, end of year	$14.02	$14.61	$14.89	$12.87	$14.86

Total return	0.01%	14.29%	24.74%	(13.39)%	19.66%

Ratios/supplemental data:
Net assets, end of year (millions)	$56.9	$49.3	$51.8	$48.7	$65.6

Ratios of total expenses to average net assets:
Before fees waived	1.51%[5]	1.37%[4]	1.43%[3]	1.68%[3]	1.48%[3]

After fees waived	1.21%[5,6]	1.17%[4,6]	1.15%[3]	1.15%[3]	1.15%[3,6]

Ratio of net investment income (loss) to average net assets	(0.25)%[5]	0.11%[4]	0.59%[3]	0.11%[3]	(0.04)%[3]

Portfolio turnover rate	98.36%	148.82%	56.46%	35.50%	45.15%

^	Amount represents less than $0.01 per share.
[1]	Calculated based on the average shares outstanding methodology.
[2]

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

[3]	Includes Interest & Dividend expense of 0.00% of average net assets.
[4]	Includes Interest & Dividend expense of 0.02% of average net assets.
[5]	Includes Interest & Dividend expense of 0.07% of average net assets.
[6]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

58	Litman Gregory Funds Trust

iMGP Low Duration Income Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.90	$9.65	$9.16	$10.27	$10.21

Income from investment operations:
Net investment income[1]	0.57	0.60	0.56	0.38	0.32 [2]

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments, foreign currency, options, futures and swap contracts	0.10	0.24	0.54	(1.08)	0.33

Total income (loss) from investment operations	0.67	0.84	1.10	(0.70)	0.65

Less distributions:
From net investment income	(0.71)	(0.59)	(0.61)	(0.38)	(0.34)

From net realized gains	—	—	—	(0.03)	(0.25)

Total distributions	(0.71)	(0.59)	(0.61)	(0.41)	(0.59)

Net asset value, end of year	$9.86	$9.90	$9.65	$9.16	$10.27

Total return	6.94%	8.84%[3]	12.32%	(6.85)%	6.42%

Ratios/supplemental data:
Net assets, end of year (millions)	$315.2	$138.8	$91.7	$99.8	$106.7

Ratios of total expenses to average net assets:
Before fees waived	1.27%[7]	1.35%[6]	1.51%[5]	1.41%[4]	1.44%[4]

After fees waived	1.02%[7,8]	0.98%[6,8]	1.01%[5,8]	0.99%[4,8]	0.98%[4,8]

Ratio of net investment income to average net assets	5.71%[7]	6.08%[6]	5.98%[5]	3.93%[4]	3.11%[2,4]

Portfolio turnover rate	97.16%	29.76%	38.78%	49.41%	72.02%

[1]	Calculated based on the average shares outstanding methodology.
[2]	Include non-cash distributions amounting to $0.00 per share and 0.01% of average daily net assets.
[3]	The total return does not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.
[4]	Includes Interest & Dividend expense of 0.01% of average net assets.
[5]	Includes Interest & Dividend expense of 0.03% of average net assets.
[6]	Includes Interest & Dividend expense of 0.00% of average net assets.
[7]	Includes Interest & Dividend expense of 0.04% of average net assets.
[8]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	59

iMGP Dolan McEniry Corporate Bond Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.81	$9.86	$9.54	$10.62	$10.92

Income from investment operations:
Net investment income[1]	0.44	0.42	0.37	0.20	0.14

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	0.27	(0.05)	0.32	(1.05)	(0.23)

Total income (loss) from investment operations	0.71	0.37	0.69	(0.85)	(0.09)

Less distributions:
From net investment income	(0.44)	(0.42)	(0.37)	(0.22)	(0.15)

From net realized gains	—	—	—	(0.01)	(0.06)

Total distributions	(0.44)	(0.42)	(0.37)	(0.23)	(0.21)

Net asset value, end of year	$10.08	$9.81	$9.86	$9.54	$10.62

Total return	7.39%	3.87%	7.38%	(8.08)%	(0.86)%

Ratios/supplemental data:
Net assets, end of year (thousands)	$487,409	$349,617	$204,102	$95,178	$90,827

Ratios of total expenses to average net assets:
Before fees waived	0.73%[3]	0.74%[3]	0.83%[3]	1.02%	0.96%[2]

After fees waived	0.62%[3]	0.68%[3]	0.70%[3]	0.70%	0.70%[2]

Ratio of net investment income to average net assets	4.43%[3]	4.31%[3]	3.87%[3]	2.01%	1.28%[2]

Portfolio turnover rate	14.84%	99.98%	21.22%	26.08%[4]	32.65%[4]

[1]	Calculated based on the average shares outstanding methodology.
[2]	Includes Interest & Dividend expense of 0.02% of average net assets.
[3]	Includes Interest & Dividend expense of 0.00% of average net assets.
[4]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

60	Litman Gregory Funds Trust

iMGP APA Enhanced Income Municipal Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Year Ended December 31, 2025	Period Ended December 31, 2024**
Net asset value, beginning of period	$10.01	$10.00

Income from investment operations:
Net investment income[1]	0.34	0.00	^

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	0.14	0.01

Total income from investment operations	0.48	0.01

Less distributions:
From net investment income	(0.34)	—

From net realized gains	(0.05)	—

Total distributions	(0.39)	—

Net asset value, end of period	$10.10	$10.01

Total return	4.86%	0.00	%+,2

Ratios/supplemental data:
Net assets, end of period (millions)	$18.1	$14.6

Ratios of total expenses to average net assets:
Before fees waived	1.76%[3]	5.49	%*

After fees waived	0.60%[3]	0.59	%*

Ratio of net investment income to average net assets	3.43%[3]	0.69	%*

Portfolio turnover rate	205.09%	0.00	%+

+	Not annualized.
*	Annualized.
**	Commenced operations on December 16, 2024.
^	Amount represents less than $0.01 per share.
[1]	Calculated based on the average shares outstanding methodology.
[2]	The total return does not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.
[3]	Includes Interest & Dividend expense of 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	61

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$26.15	$25.77	$29.05	$25.42	$25.58

Income from investment operations:
Net investment income (loss)[1]	0.82	1.10	0.81	(0.23)	(0.26)

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and futures contracts	2.74	0.78 [2]	(3.34)	6.11 [2]	2.78

Total income (loss) from investment operations	3.56	1.88	(2.53)	5.88	2.52

Less distributions:
From net investment income	(1.66)	(1.50)	(0.69)	(1.06)	(0.35)

From net realized gains	—	—	—	(1.18)	(1.18)

Return of capital	—	—	(0.06)	(0.01)	(1.15)

Total distributions	(1.66)	(1.50)	(0.75)	(2.25)	(2.68)

Net asset value, end of year	$28.05	$26.15	$25.77	$29.05	$25.42

Market price, end of year	$28.06	$26.16	$25.76	$29.11	$25.80

Net asset value total return	13.85%	7.18%	(8.72)%	23.07%	9.80%

Ratios/supplemental data:
Net assets, end of year (thousands)	$2,098,104	$1,256,977	$684,737	$951,319	$60,379

Ratios of total expenses to average net assets:
Before fees waived	0.85%	0.85%	0.85%	0.85%	0.95%[3]

After fees waived	0.85%	0.85%	0.85%	0.85%	0.95%[3]

Ratio of net investment income (loss) to average net assets	3.06%	3.94%	2.93%	(0.73)%	(0.93)%[3]

Portfolio turnover rate	0.00%	0.00%	0.00%	0.00%	0.00%

[1]	Calculated based on the average shares outstanding methodology.
[2]

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

[3]	Includes broker interest expense of 0.10% of average net assets.

The accompanying notes are an integral part of these financial statements.

62	Litman Gregory Funds Trust

iMGP Berkshire Dividend Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Year Ended December 31,		Period Ended December 31, 2023**
	2025	2024
Net asset value, beginning of period	$11.43	$10.44	$10.08

Income from investment operations:
Net investment income[1]	0.22	0.21	0.11

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	1.38	0.97	0.35

Total income from investment operations	1.60	1.18	0.46

Less distributions:
From net investment income	(0.22)	(0.17)	(0.10)

From net realized gains	—	(0.02)	—

Total distributions	(0.22)	(0.19)	(0.10)

Net asset value, end of period	$12.81	$11.43	$10.44

Market price, end of period	$12.81	$11.47	$10.44

Net asset value total return	14.13%	11.35%	4.56	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$8,650	$8,855	$1,305

Ratios of total expenses to average net assets:
Before fees waived	0.55%	0.55%	0.55	%*

After fees waived	0.55%	0.55%	0.55	%*

Ratio of net investment income to average net assets	1.79%	1.83%	2.18	%*

Portfolio turnover rate	29.62%[4]	4.11%[3]	0.02	%+,2

+	Not annualized.
*	Annualized.
**	Commenced operations on June 29, 2023.
[1]	Calculated based on the average shares outstanding methodology.
[2]

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 0.02% for the period ended December 31, 2023.

[3]

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 4.11% for the year ended December 31, 2024.

[4]

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 36.25% for the year ended December 31, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	63

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization

Litman Gregory Funds Trust (the “Trust”) was organized as a Delaware business trust on August 1, 1996, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. Effective August 1, 2011, The Masters’ Select Funds Trust changed its name to the Litman Gregory Funds Trust. The Trust consists of twelve separate series. The eight series that are included in this report are: iMGP Global Select Fund, iMGP International Fund, iMGP Small Company Fund, iMGP Low Duration Income Fund (formerly iMGP High Income Fund), iMGP Dolan McEniry Corporate Bond Fund, iMGP APA Enhanced Income Municipal Fund, iMGP DBi Managed Futures Strategy ETF, and iMGP Berkshire Dividend Growth ETF (collectively the “Funds”). Each Fund is diversified.

iMGP Global Select Fund (“Global Select Fund”) seeks to increase the value of an investment in the Fund over the long-term by using the combined talents and favorite stock-picking ideas of two highly regarded portfolio managers (each “Managers” or “Sub-Advisors”). The Global Select Fund offers one class of shares: Institutional Class.

iMGP International Fund (“International Fund”) seeks to increase the value of an investment in the Fund over the long-term by using the combined talents and favorite stock-picking ideas of four highly regarded international portfolio managers. The International Fund offers one class of shares: Institutional Class.

iMGP Small Company Fund (“Small Company Fund”) seeks long-term growth of capital; that is, the increase in the value of an investment in the Fund over the long-term by engaging two experienced, high quality portfolio managers with favorite stock-picking ideas that can deliver a portfolio that is prudently diversified in terms of stocks and industries. The Small Company Fund offers one class of shares: Institutional Class.

iMGP Low Duration Income Fund (“Low Duration Income Fund”) seeks to achieve long-term returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes, by using the combined talents and favorite stock and bond market indexes-picking ideas of three highly regarded portfolio managers. A high level of current income is a secondary objective. The Low Duration Income Fund offers one class of shares: Institutional Class.

iMGP Dolan McEniry Corporate Bond Fund (“Dolan McEniry Corporate Bond Fund”) seeks to provide investors with total return, with a secondary investment objective of preserving capital by investing in a diversified portfolio of corporate investment grade bonds, corporate high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less. The Dolan McEniry Corporate Bond Fund offers one class of shares: Institutional Class.

iMGP APA Enhanced Income Municipal Fund (“APA Enhanced Income Municipal Fund”) seeks to provide investors with a high level of income exempt from federal income tax, with capital appreciation as a secondary investment objective. Under normal conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in U.S. dollar-denominated municipal bonds of intermediate maturities that are exempt from federal income tax. The Fund may invest up to 20% of its net assets in taxable debt securities issued or guaranteed by the U.S. Government, its agencies, corporate cusips and municipal bonds subject to the federal alternative minimum tax. The Fund may invest up to 10% of its total assets in unrated securities, and may invest up to 20% of its total assets in unrated securities and below investment grade securities (also known as “junk bonds” or “high yield securities”), but will generally invest less than 10% of its total assets in such securities. The APA Enhanced Income Municipal Fund offers one class of shares: Institutional Class.

iMGP DBi Managed Futures Strategy ETF (“DBi Managed Futures Strategy ETF”) seeks long term capital appreciation. The DBi Managed Futures Strategy ETF is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by: (i) investing its assets pursuant to a managed futures strategy; (ii) allocating up to 20% of its total assets in its wholly-owned subsidiary, which is organized under the laws of the Cayman Islands, is advised by the sub-advisor, and will comply with the DBi Managed Futures Strategy ETF’s investment objective and investment policies; and (iii) investing directly in select debt instruments for cash management and other purposes. Shares of the Fund are listed and traded on the New York Stock Exchange Arca.

iMGP Berkshire Dividend Growth ETF (“Berkshire Dividend Growth ETF”) seeks dividend income and long-term capital appreciation. The Berkshire Dividend Growth ETF is an actively-managed ETF that seeks to achieve its objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in dividend-paying equity securities, with an emphasis on stocks that have a strong track record of paying dividends or that are expected to increase their dividends over time. Shares of the Fund are listed and traded on the New York Stock Exchange Arca.

Note 2 – Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A

Accounting Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

64	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

B

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

The Funds are required to comply with U.S. Securities and Exchange Commission (the “SEC”) regulations that govern valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ Board has designated iM Global Partner Fund Management, LLC as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by iM Global Partner Fund Management, LLC, subject to the Board’s oversight.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

C

Consolidation of Subsidiary. The DBi Managed Futures Strategy ETF may invest up to 20% of its total assets in the iMGP DBi Cayman Managed Futures Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly- owned and controlled by the DBi Managed Futures Strategy ETF. The financial statements of the DBi Managed Futures Strategy ETF

Notes to Financial Statements	65

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The DBi Managed Futures Strategy ETF had 12.8% of its total net assets invested in the Subsidiary as of December 31, 2025.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

D

Senior Term Loans. The Low Duration Income Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Low Duration Income Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

E

Unfunded Loan Commitments. The Low Duration Income Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedules of Investments in Securities.

F

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

G

Securities Lending. The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned equity security that are foreign, or 102% of the then current market value of any other loaned security. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is invested in State Street Navigator Government Money Market Portfolio. The remaining contractual maturity of this investment is overnight and continuous. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears certain risks, including the risk of delay in the recovery of loaned securities, possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and the loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At December 31, 2025, securities on loan at value and collateral from securities on loan are listed below:

Fund	Value of securities on loan	Cash Collateral	Non-cash Collateral	Total Collateral
Global Select Fund	$6,681,731	$4,800,211	$2,088,382	$6,888,593
International Fund	1,803,318	—	1,895,148	1,895,148
Small Company Fund	2,246,355	480,452	1,837,450	2,317,902
Low Duration Income Fund	5,469,599	4,484,028	1,094,755	5,578,783
Dolan McEniry Corporate Bond Fund	2,804,154	917,510	1,946,680	2,864,190

66	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day, additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

H

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At December 31, 2025, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

I

Reverse repurchase agreements. The Low Duration Income Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are shown on the Schedules of Investments in Securities. Cash received in exchange for securities transferred, if any, under reverse repurchase agreements are reflected as reverse repurchase agreements on the Statements of Assets and Liabilities.

J

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

K

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on forward foreign currency exchange contracts. Counterparties to these forward contracts are major U.S. financial institutions (see Note 8).

L

Commodity Futures Trading Commission (“CFTC”) Regulation. Because of the nature of its investments, the DBi Managed Futures Strategy ETF is subject to regulation under the Commodities Exchange Act, as amended (the “CEA”), as a commodity pool and each of the Advisor and Sub-Adviser is subject to regulation under the CEA as a commodity pool operator (“CPO”), as those terms are defined under the CEA. The Advisor and Sub-Adviser are regulated by the CFTC, the National Futures Association and the SEC and are subject to each regulator’s disclosure requirements. The CFTC has adopted rules that are intended to harmonize certain CEA disclosure requirements with SEC disclosure requirements.

M

Futures Contracts. The Low Duration Income Fund invests in financial futures contracts primarily for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The futures contracts in the DBi Managed Futures Strategy ETF are not designated as hedging instruments. The

Notes to Financial Statements	67

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

DBi Managed Futures Strategy ETF employs long and short positions in derivatives, primarily futures contracts, across the broad asset classes of equities, fixed income, currencies and, through the Subsidiary, commodities. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets (see Note 8).

N

Interest Rate Swaps. During the year ended December 31, 2025, the Low Duration Income Fund invested in interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the Over the counter (“OTC”) market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statements of Assets and Liabilities (see Note 8).

O

Credit Default Swaps. During the year ended December 31, 2025, the Low Duration Income Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statements of Assets and Liabilities (see Note 8).

P

Total Return Swaps. During the year ended December 31, 2025, the Low Duration Income Fund invested in total return swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of Secured Overnight Financing Rate (“SOFR”) and Federal Fund Rate (“FEDL01”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually SOFR or FEDL01, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure – that is, both market and credit exposure – to the reference asset. The total return payer – often the owner of the reference obligation – gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset (see Note 8).

Q

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby

68	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions (see Note 8).

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund (see Note 8).

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund (see Note 8).

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular

Notes to Financial Statements	69

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

R

Distributions to Shareholders. Distributions paid to shareholders are recorded on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition – “temporary differences”), such amounts are reclassified within the capital accounts based on their federal tax-basis.

S

Income Taxes. DBi Managed Futures Strategy ETF has a tax year end of September 30, 2025. The remaining Funds in this report each has a tax year end of December 31, 2025. The Funds intend to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Accordingly, no provisions for federal income taxes are required. The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years (as applicable) and as of December 31, 2025, and have determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or penalties. Foreign securities held by the Funds may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds’ invest.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the year ended December 31, 2025, if any, are reflected as part of net realized gain (loss) in the Statements of Operations.

Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

The Funds may have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as foreign tax reclaims receivable in the Statements of Assets and Liabilities. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes and interest charges.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

T

Security Transactions, Dividend and Interest Income and Expenses. Security transactions are accounted for on the trade date. Realized gains and losses on securities transactions are reported on an identified cost basis. Dividend income and, where applicable, related foreign tax withholding expenses are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. For fixed-income securities, purchase discounts are accreted to maturity date and purchase premiums are amortized to maturity date or earliest call date, whichever is shorter, using the effective interest method and reflected within interest income on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Many expenses of the Trust can be directly attributed to a specific Fund. Each Fund is charged for expenses directly attributed to it. Expenses that cannot be directly attributed to a specific Fund are allocated among the Funds in the Trust in proportion to their respective net assets or other appropriate method.

U

Restricted Cash. At December 31, 2025, the Low Duration Income Fund and the DBi Managed Futures Strategy ETF held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Funds’ Custodian as well as with brokers and is reflected in the Statements of Assets and Liabilities as deposits at brokers for securities sold short, futures, options, and swaps. Restrictions may include legally restricted deposits held as compensating balances against short-term borrowing arrangements or contracts entered into with others.

70	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

The Funds consider their investment in an Federal Deposits Insurance Corporation (“FDIC”) insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

V

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of December 31, 2025, there were no restricted securities held in the Funds.

W

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

X

Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

Y

Segment Reporting. The Funds adopted FASB Accounting Standards Update No. 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. The Funds’ Treasurer acts as the Funds’ chief operating decision maker (“CODM”). The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and evaluates performance in accordance with the Funds’ principal investment strategies disclosed in their prospectus. The CODM uses these measures to assess Funds performance and allocate resources effectively. The Funds’ total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Funds performance and to make resource allocation decisions for the Funds’ single segment are consistent with that presented within the Funds’ financial statements.

Notes to Financial Statements	71

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Litman Gregory Fund Advisors, LLC. Effective October 1, 2021, Litman Gregory Fund Advisors, LLC has changed its name to iM Global Partner Fund Management, LLC (the “Advisor”) and also subsequently referred to as “iM Global”. Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the annual rate below of the respective Fund’s average daily net assets before any fee waivers:

	Contractual Management Rate
Fund	First $450 million	Excess of $450 million	First $750 million	Excess of $750 million	First $1 billion	Excess of $1 billion	Between $1 and $2 billion	First $2 billion	Between $2 and $3 billion	Between $3 and $4 billion	Excess of $4 billion
Global Select	—	—	0.85%	0.75%	—	—	—	—	—	—	—
International	—	—	—	—	0.90%	0.80%	—	—	—	—	—
Small Company	0.80%	0.80%	—	—	—	—	—	—	—	—	—
Low Duration Income	—	—	—	—	0.85%	—	0.825%	—	0.80%	0.775%	0.75%
Dolan McEniry Corporate Bond	0.42%	0.42%	—	—	—	—	—	—	—	—	—
APA Enhanced Income Municipal	0.45%	0.45%	—	—	—	—	—	—	—	—	—
DBi Managed Futures Strategy ETF	0.85%	0.85%	—	—	—	—	—	—	—	—	—
Berkshire Dividend Growth ETF	0.55%	0.55%	—	—	—	—	—	—	—	—	—

The investment advisory fee for the DBi Managed Futures Strategy ETF and Berkshire Dividend Growth ETF is a unitary fee that covers ordinary operating expenses other than taxes, brokerage commissions and other transactional expenses, accrued deferred tax liability, acquired fund fees and expenses and extraordinary expenses.

The Advisor engages sub-advisors to manage the Funds and pays the sub-advisors from its advisory fees.

Through April 30, 2027, the Advisor has contractually agreed to waive a portion of its advisory fees for the Global Select Fund, International Fund, Small Company Fund and Low Duration Income Fund, effectively reducing total advisory fees to the percentages noted in the table below, based on average daily net assets (the “Advisory Fee Waiver Agreement”). Additionally, the Advisor has voluntarily agreed to waive its management fee on the daily cash values of the Funds not allocated to Managers. Amounts waived, contractual and voluntary, for the year ended December 31, 2025 are disclosed in the table below. The Advisor has agreed not to seek recoupment of such waived fees under the Advisory Fee Waiver Agreement.

Fund	Reduced Advisory Fee Percentage	Fees Waived
Global Select Fund	0.80%	$42,158
International Fund	0.88%	100,269
Small Company Fund	0.80%	418
Low Duration Income Fund	0.79%	211,953

Furthermore, through April 30, 2027, for each of the Global Select Fund, Low Duration Income Fund, Small Company Fund, Dolan McEniry Corporate Bond Fund, and APA Enhanced Income Municipal Fund, the Advisor has contractually agreed to waive a portion of its advisory fees and/or reimburse a portion of the Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, borrowing costs (including commitment fees), dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement for the Institutional Class not to exceed the following expense limitation ratios relative to each Fund’s average daily net assets (the “Expense Limitation Agreements”):

Global Select Fund	0.98%
Small Company Fund	1.15%
Low Duration Income Fund	0.98%
Dolan McEniry Corporate Bond Fund	0.62%
APA Enhanced Income Municipal Fund	0.59%

72	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

During the year ended December 31, 2025, the amounts waived contractually pursuant to the Expense Limitation Agreements were as follows:

Global Select Fund	$244,854
Small Company Fund	145,346
Low Duration Income Fund	604,614
Dolan McEniry Corporate Bond Fund	476,712
APA Enhanced Income Municipal Fund	198,709

The Advisor may be reimbursed by each Fund no later than the end of the third fiscal year following the year of the waiver provided that such reimbursement does not cause each Fund’s expenses to exceed the expense limitation. The Advisor waived its right to recoup any fees waived under the Expense Limitation Agreements for periods ending prior to December 31, 2024.

During the year ended December 31, 2025, the amounts of previously waived fees were recouped as follows:

Low Duration Income Fund	$87,599
Dolan McEniry Corporate Bond Fund	6,878

At December 31, 2025, the amounts waived which are available for recoupment and the expiration schedule are as follows:

Fund	Fee waivers subject to recoupment	Expires December 31, 2027	Expired December 31, 2028
Global Select Fund	$443,589	$198,735	$244,854
Small Company Fund	247,355	102,009	145,346
Low Duration Income Fund	849,727	245,113	604,614
Dolan McEniry Corporate Bond Fund	618,478	141,766	476,712
APA Enhanced Income Municipal Fund	220,001	21,292	198,709

State Street Bank and Trust Company (“State Street”) serves as the Administrator, Custodian and Fund Accountant to the Funds.

State Street also serves as the Transfer Agent for DBi Managed Futures Strategy ETF and Berkshire Dividend Growth ETF. SS&C Global Investor & Distribution Solutions, Inc. serves as Transfer Agent for the other Funds. The Funds’ principal underwriter is ALPS Distributors, Inc.

An employee of the Advisor serves as the Funds’ Chief Compliance Officer (“CCO”). The CCO receives no compensation from the Funds for his services, however, the Funds reimbursed the Advisor $157,500 for the year ended December 31, 2025 for the services of the CCO.

During the year ended December 31, 2025, each independent Trustee, within the meaning of the 1940 Act, was compensated by the Trust in the amount of $135,000. The Chairperson of the Board was compensated in the amount of $147,500.

Certain officers and Trustees of the Trust are also officers of the Advisor.

Note 4 – Distribution Plan

The DBi Managed Futures Strategy ETF and Berkshire Dividend Growth ETF issue and redeem Shares at Net Asset Value (“NAV”) only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Funds, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Notes to Financial Statements	73

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

Note 5 – Investment Transactions

The cost of securities purchased and the proceeds from securities sold for the year ended December 31, 2025, excluding short-term investments and in-kind transactions were as follows:

Fund	U.S. Gov’t Securities Purchases	Other Purchases	U.S. Gov’t Securities Sales	Other Sales
Global Select Fund	$—	$71,484,683	$—	$89,648,432
International Fund	—	153,598,328	—	238,263,672
Small Company Fund	—	52,119,619	—	47,523,113
Low Duration Income Fund	87,985,213	233,577,438	115,902,172	184,863,490
Dolan McEniry Corporate Bond Fund	24,627,550	172,616,966	—	59,954,598
APA Enhanced Income Municipal Fund	—	41,030,633	—	33,048,854
Berkshire Dividend Growth ETF	—	2,564,435	—	3,369,752

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below:

Fund	In-Kind Subscriptions	In-Kind Redemptions
Berkshire Dividend Growth ETF	$573,557	$1,764,433

During the year ended December 31, 2025, there were two purchase transactions made in accordance with the established procedures pursuant to Rule 10f-3 (the exemption of certain purchases of securities by a fund from an affiliated underwriter). The Low Duration Income Fund purchased two securities in the amount of $155,000 (par value) for each.

Note 6 – Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

74	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

Repurchase agreements and reverse repurchase agreements are short-term investments, and are fair valued approximately at their principal amounts. Repurchase agreements and reverse repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as forward foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of December 31, 2025. These assets and liabilities are measured on a recurring basis.

Global Select Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Canada	$9,356,812	$—	$—	$9,356,812
Germany	2,069,017	—	—	2,069,017
Netherlands	3,842,925	—	—	3,842,925
Taiwan	2,294,673	—	—	2,294,673
United Kingdom	2,245,615	—	—	2,245,615
United States	60,112,729	—	—	60,112,729
Preferred Stocks
South Korea	4,418,977	—	—	4,418,977

Total Equity	84,340,748	—	—	84,340,748

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	4,800,211	—	—	4,800,211
Repurchase Agreements	—	869,087	—	869,087

Total Short-Term Investments	4,800,211	869,087	—	5,669,298

Total Investments in Securities	$89,140,959	$869,087	$—	$90,010,046

Notes to Financial Statements	75

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Australia	$916,962	$—	$—	$916,962
Austria	1,878,642	—	—	1,878,642
Brazil	5,667,634	—	—	5,667,634
Canada	4,931,342	—	—	4,931,342
China	1,751,223	—	—	1,751,223
Denmark	603,013	—	—	603,013
France	12,777,797	—	—	12,777,797
Germany	16,372,690	—	—	16,372,690
India	1,473,695	—	—	1,473,695
Indonesia	1,078,129	—	—	1,078,129
Ireland	1,950,422	—	—	1,950,422
Israel	3,689,980	—	—	3,689,980
Italy	7,163,775	—	—	7,163,775
Japan	5,646,333	—	—	5,646,333
Netherlands	11,249,386	—	—	11,249,386
Poland	1,046,716	—	—	1,046,716
Singapore	1,807,196	—	—	1,807,196
South Africa	1,635,771	—	—	1,635,771
Spain	1,146,837	—	—	1,146,837
Switzerland	7,635,706	—	—	7,635,706
Taiwan	4,983,045	—	—	4,983,045
United Kingdom	14,743,783	—	—	14,743,783
United States	10,910,386	—	—	10,910,386

Total Equity	121,060,463	—	—	121,060,463

Short-Term Investments
Repurchase Agreements	—	2,687,365	—	2,687,365

Total Short-Term Investments	—	2,687,365	—	2,687,365

Total Investments in Securities	$121,060,463	$2,687,365	$—	$123,747,828

Small Company Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$56,055,051	$—	$—	$56,055,051

Total Equity	56,055,051	—	—	56,055,051

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	480,452	—	—	480,452

Total Investments in Securities	$56,535,503	$—	$—	$56,535,503

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

76	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

Low Duration Income Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$510,249	$57,699	$1,003	**	$568,951
Preferred Stocks	3,347,285	—	—		3,347,285
Limited Partnerships	—	—	51,925	**	51,925

Total Equity	3,857,534	57,699	52,928	**	3,968,161

Rights/Warrants	—	463,093	—		463,093
Fixed Income
Asset-Backed Securities	—	54,565,808	—		54,565,808
Bank Loans	—	62,345,392	—		62,345,392
Convertible Bonds	—	644,492	—		644,492
Corporate Bonds	—	132,025,187	83,515	**	132,108,702
Government Securities & Agency Issue	—	14,081,750	—		14,081,750
Mortgage-Backed Securities	—	37,713,097	5,992	**	37,719,089
Municipal Bonds	—	5,018	—		5,018

Total Fixed Income	—	301,380,744	89,507	**	301,470,251

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	4,484,028	—	—		4,484,028
Money Market Funds	2,283,460	—	—		2,283,460
Repurchase Agreements	—	8,146,864	—		8,146,864
Treasury Bills	—	346,654	—		346,654

Total Short-Term Investments	6,767,488	8,493,518	—		15,261,006

Purchased Options	50,881	21,694	—		72,575

Total Investments in Securities	$10,675,903	$310,416,748	$142,435	**	$321,235,086

Unfunded Loan Commitments***	—	(11,668)	—		(11,668)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$19,326	$—	$—		$19,326
Futures	8,081	—	—		8,081
Swaps - Interest Rate	—	76,719	—		76,719
Swaps - Credit Default	—	(5,282)	—		(5,282)
Written Options	(190,481)	(37,158)	—		(227,639)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Low Duration Income Fund.

***	Unfunded Loan Commitments are shown at the unrealized appreciation (depreciation).

Dolan McEniry Corporate Bond Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Corporate Bonds	$—	$440,903,061	$—	$440,903,061
Government Securities & Agency Issue	—	24,719,877	—	24,719,877

Total Fixed Income	—	465,622,938	—	465,622,938

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	917,510	—	—	917,510

Total Investments in Securities	$917,510	$465,622,938	$—	$466,540,448

Notes to Financial Statements	77

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

APA Enhanced Income Municipal Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Municipal Bonds	$—	$17,268,184	$—	$17,268,184

Total Fixed Income	—	17,268,184	—	17,268,184

Total Investments in Securities	$—	$17,268,184	$—	$17,268,184

DBi Managed Futures Strategy ETF (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Repurchase Agreements	$—	$75,837,486	$—	$75,837,486
Treasury Bills	—	1,608,513,693	—	1,608,513,693

Total Short-Term Investments	—	1,684,351,179	—	1,684,351,179

Total Investments in Securities	$—	$1,684,351,179	$—	$1,684,351,179

Other Financial Instruments*
Futures	$20,387,689	$—	$—	$20,387,689

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Berkshire Dividend Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$6,962,581	$—	$—	$6,962,581
Exchange-Traded Funds	750,307	—	—	750,307

Total Equity	7,712,888	—	—	7,712,888

Short-Term Investments
Repurchase Agreements	—	930,803	—	930,803

Total Investments in Securities	$7,712,888	$930,803	$—	$8,643,691

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Note 7 – Commitments and Contingencies

The Funds may make commitments pursuant to bridge loan facilities. Such commitments typically remain off balance sheet as it is more likely than not, based on good faith judgement of the Advisor, that such bridge facilities will not ever fund. As of December 31, 2025, the Low Duration Income Fund had $227,140 outstanding bridge facility commitments.

78	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

Note 8 – Other Derivative Information

At December 31, 2025, the Funds are invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

Low Duration Income Fund
		Derivative Assets		Derivative Liabilities
Risk		Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Currency		Unrealized gain on forward foreign currency exchange contracts	$23,514	Unrealized loss on forward foreign currency exchange contracts	$(4,188)
		Investments in securities(1)	1,356	Written options	—
Interest rate		Unrealized gain on swap contracts**	87,340	Unrealized loss on swap contracts**	(10,621)
		Unrealized gain on futures contracts*	10,059	Unrealized loss on futures contracts*	(1,978)
		Investments in securities(1)	71,219	Written options	(64,183)
Credit		Unrealized gain on swap contracts**	2,496	Unrealized loss on swap contracts**	(7,778)
Equity		Investments in securities(1)	—	Written options	(163,456)

	Total		$195,984		$(252,204)

*  Includes cumulative appreciation/depreciation on futures contracts described previously. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

**  Includes cumulative appreciation/depreciation on centrally cleared swaps.

(1)   The Statements of Assets and Liabilities location for “Purchased Options” is “Investments in securities”.

DBi Managed Futures Strategy ETF (Consolidated)
		Derivative Assets		Derivative Liabilities
Risk		Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Currency		Unrealized gain on futures contracts*	$14,067,288	Unrealized loss on futures contracts*	$—
Commodity		Unrealized gain on futures contracts*	11,769,629	Unrealized loss on futures contracts*	—
Interest rate		Unrealized gain on futures contracts*	—	Unrealized loss on futures contracts*	(5,692,531)
Equity		Unrealized gain on futures contracts*	2,138,974	Unrealized loss on futures contracts*	(1,895,671)

	Total		$27,975,891		$(7,588,202)

	* Includes cumulative appreciation/depreciation on futures contracts described previously. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

Notes to Financial Statements	79

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

For the year ended December 31, 2025, the effect of derivative contracts in the Funds’ Statements of Operations were as follows:

Low Duration Income Fund
	Statements of Operations
Risk		Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Notional Amount
Currency		Forward foreign currency exchange contracts	$(327,842)	$(8,884)	5,699,478	(a)
		Purchased option contracts	(67,677)	(78,503)	6,925,667	(b)
		Written option contracts	12,570	—	790,000	(b)
Interest rate		Swap contracts	910,118	74,995	27,168,750	(b)(c)
		Future contracts	(52,771)	25,896	16,897,429	(b)
		Purchased option contracts	(65,158)	(56,902)	11,625,053	(b)
		Written option contracts	75,554	91,747	22,655,886	(b)
Credit		Swap contracts	(30,829)	(8,310)	2,865,385	(b)(c)
Equity		Swap contracts	10,447	—	325,000	(b)(c)
		Purchased option contracts	(187,300)	43,922	158	(d)
		Written option contracts	2,188,336	184,600	217	(d)

	Total		$2,465,448	$268,561

(a)	Average notional values are based on the average of monthly end contract values for the year ended December 31, 2025.

(b)	Average notional values are based on the average of monthly end notional balances for the year ended December 31, 2025.

(c)	Notional amount is denoted in local currency.

(d)	Average contracts are based on the average of monthly end contracts for the year ended December 31, 2025.

DBi Managed Futures Strategy ETF (Consolidated)
	Statements of Operations
Risk		Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Notional Amount(a)
Currency		Future contracts	$18,983,755	$1,992,275	1,052,286,394
Commodity		Future contracts	92,005,141	11,560,883	306,892,261
Interest rate		Future contracts	(42,493,273)	(7,960,134)	1,457,365,553
Equity		Future contracts	74,904,899	10,494,192	725,803,272

	Total		$143,400,522	$16,087,216

(a)	Average notional values are based on the average of monthly end notional balances for the year ended December 31, 2025.

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

At December 31, 2025, Global Select Fund, International Fund, Low Duration Income Fund, DBi Managed Futures Strategy ETF, and Bershire Dividend Growth ETF had investments in repurchase agreements with a gross value of $869,087, $2,687,365, $8,146,864, $75,837,486, and $930,803, respectively, which are reflected as repurchase agreements on the Statements of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at December 31, 2025.

For the year ended December 31, 2025, the Low Duration Income Fund had outstanding reverse repurchase agreement balance for 219 days. The average amount of borrowings was $8,215,142 and the average interest rate was 3.95% during the 219 day period.

As of December 31, 2025, the Low Duration Income Fund didn’t have open reverse repurchase agreements.

80	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

The following tables represent the disclosure for derivative instruments related to offsetting assets and liabilities for each of the Funds as of December 31, 2025:

Low Duration Income Fund
	Derivative Assets					Derivative Liabilities
Counterparty	Purchased Options	Futures(1)	Swaps(2)	Forward Currency Contracts	Total	Futures(1)	Swaps(2)	Forward Currency Contracts	Written Options	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(3)	Net Amount
BNP Paribas SA	$9,460	$—	$—	$—	$9,460	$—	$—	$(37)	$(16,115)	$(16,152)	$(6,692)	$—	$(6,692)
Bank of America N.A.	49,611	—	—	—	49,611	—	—	—	(27,025)	(27,025)	22,586	—	22,586
Barclays Bank Plc	102	—	—	22,803	22,905	—	—	(110)	(5,181)	(5,291)	17,614	—	17,614
Citibank N.A.	—	—	—	—	—	—	—	(460)	—	(460)	(460)	—	(460)
Goldman Sachs & Co.	1,073	10,059	—	—	11,132	(1,978)	—	(1,009)	—	(2,987)	8,145	—	8,145
JPMorgan Chase Bank N.A.	197	—	—	—	197	—	—	(2,156)	—	(2,156)	(1,959)	—	(1,959)
Morgan Stanley & Co.	6,066	—	—	711	6,777	—	(7,778)	(416)	(10,224)	(18,418)	(11,641)	—	(11,641)
Toronto-Dominion Bank	6,066	—	—	—	6,066	—	—	—	(5,638)	(5,638)	428	—	428
UBS Securities LLC	—	—	—	—	—	—	—	—	(163,456)	(163,456)	(163,456)	—	(163,456)

Total	$72,575	$10,059	$—	$23,514	$106,148	$(1,978)	$(7,778)	$(4,188)	$(227,639)	$(241,583)	$(135,435)	$—	$(135,435)

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments in Futures. Only current day’s variation margin is reported within the Statements of Assets and Liabilites.

(2)

Does not include the unrealized appreciation (depreciation) of centrally cleared swaps as reported in the Schedule of Investments in Swaps. Only the variation margin is reported within the Statement of Assets and Liabilities.

(3)	The actual collateral pledged (received) may be more than the amounts shown.

DBi Managed Futures Strategy ETF (Consolidated)
	Derivative Assets					Derivative Liabilities
Counterparty	Purchased Options	Futures(1)	Swaps	Forward Currency Contracts	Total	Futures(1)	Swaps	Forward Currency Contracts	Written Options	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(2)	Net Amount
Goldman Sachs & Co.	$—	$13,975,488	$—	$—	$13,975,488	$(3,763,228)	$—	$—	$—	$(3,763,228)	$10,212,260	$—	$10,212,260
Societe Generale	—	14,000,403	—	—	14,000,403	(3,824,974)	—	—	—	(3,824,974)	10,175,429	—	10,175,429

Total	$—	$27,975,891	$—	$—	$27,975,891	$(7,588,202)	$—	$—	$—	$(7,588,202)	$20,387,689	$—	$20,387,689

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments in Futures. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilites.

(2)	The actual collateral pledged (received) may be more than the amounts shown.

Notes to Financial Statements	81

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

Note 9 – Income Taxes and Distributions to Shareholders

As of December 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Global Select Fund	International Fund	Small Company Fund
Tax cost of Investments and derivatives	$73,639,920	$102,844,825	$51,196,605
Gross Tax Unrealized Appreciation	18,976,616	26,231,213	7,847,498
Gross Tax Unrealized Depreciation	(2,606,490)	(5,328,210)	(2,508,600)

Net Tax unrealized appreciation (depreciation) on investments and derivatives	16,370,126	20,903,003	5,338,898
Net Tax unrealized appreciation (depreciation) on foreign currency	13,598	72,185	—

Net Tax unrealized appreciation (depreciation)	16,383,724	20,975,188	5,338,898

Undistributed Ordinary Income	—	—	—

Undistributed Long-Term Capital Gains	—	1,398,778	655,673

Capital Loss Carry Forward	(1,954,653)	—	—

Late Year Ordinary Loss Deferral	(487)	—	—

Other Accumulated Gains	—	—	—

Total accumulated gain/(loss)	$14,428,584	$22,373,966	$5,994,571

	Low Duration Income Fund	Dolan McEniry Corporate Bond Fund	APA Enhanced Income Municipal Fund
Tax cost of Investments and derivatives	$344,183,202	$457,527,015	$17,153,797
Gross Tax Unrealized Appreciation	8,714,353	9,489,392	184,222
Gross Tax Unrealized Depreciation	(32,036,101)	(475,959)	(69,835)

Net Tax unrealized appreciation (depreciation) on investments and derivatives	(23,321,748)	9,013,433	114,387
Net Tax unrealized appreciation (depreciation) on foreign currency	(103,306)	—	—

Net Tax unrealized appreciation (depreciation)	(23,425,054)	9,013,433	114,387

Tax Exempt Income	—	—	7,687

Undistributed Ordinary Income	269,209	20,517	61,958

Undistributed Long-Term Capital Gains	1,395,575	—	—

Capital Loss Carry Forward	(107,178,910)	(2,855,082)	—

Straddle Loss Deferral	(18,485)	—	—

Other Accumulated Gains	(1,480)	—	—

Total accumulated gain/(loss)	$(128,959,145)	$6,178,868	$184,032

82	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)	Berkshire Dividend Growth ETF
Tax cost of Investments and derivatives	$1,686,707,206	$7,264,888
Gross Tax Unrealized Appreciation	7,619,372	1,391,454
Gross Tax Unrealized Depreciation	(9,279,011)	(12,651)

Net Tax unrealized appreciation (depreciation) on investments and derivatives	(1,659,639)	1,378,803
Net Tax unrealized appreciation (depreciation) on foreign currency	—	—

Net Tax unrealized appreciation (depreciation)	(1,659,639)	1,378,803

Undistributed Ordinary Income	71,680,326 *	—

Undistributed Long-Term Capital Gains	—	—

Capital Loss Carry Forward	(165,564,750)*	(290,155)

Late Year Ordinary Loss Deferral	—	—

Other Accumulated Gains	68,089,409	—

Total accumulated gain/(loss)	$(27,454,654)	$1,088,648

*	Amounts disclosed are as of September 30, 2025.

As of tax year end September 30, 2025, the components of accumulated earnings (losses) for income tax purposes for DBi Managed Futures Strategy ETF were as follows:

Net Tax unrealized appreciation (depreciation)	$(2,357,013)

Undistributed Ordinary Income	71,680,326

Undistributed Long-Term Capital Gains	—

Capital Loss Carry Forward	(165,564,750)

Late Year Ordinary Loss Deferral	—

Other Accumulated Gains	25,086,436

Total accumulated gain/(loss)	$(71,155,001)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales, premium amortization accruals, forward foreign currency exchange contracts mark to market, futures contracts mark to market, options contracts mark to market, swap contracts mark to market, passive foreign investment company adjustments, partnership basis adjustments, and REIT and Non REIT ROC basis adjustments.

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. As of December 31, 2025, Global Select Fund deferred $487 of specified late year ordinary losses.

For the year ended December 31, 2025, capital loss carry over used in current year was as follows:

Fund	Capital Loss Carryover Utilized Short-Term
International Fund	$24,645,822

The capital loss carry forwards for each Fund were as follows:

	Global Select Fund	Low Duration Income Fund	Dolan McEniry Corporate Bond Fund	DBi Managed Futures Strategy ETF (Consolidated)*	Berkshire Dividend Growth ETF
Capital Loss Carryforwards
Perpetual Short-Term	$(1,954,653)	$(36,880,883)	$(58,716)	$(51,279,786)	$(3,660)
Perpetual Long-Term	—	(70,298,027)	(2,796,366)	(114,284,964)	(286,495)

Total	$(1,954,653)	$(107,178,910)	$(2,855,082)	$(165,564,750)	$(290,155)

*	Amounts disclosed are as of September 30, 2025.

Notes to Financial Statements	83

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, the following table shows the reclassifications made:

Fund	Accumulated Distributable Earnings (Deficit)	Paid In Capital
Global Select Fund*	$(6,518)	$6,518
International Fund*	(5,175)	5,175
Small Company Fund*	(118,933)	118,933
Low Duration Income Fund*	(88,415,726)	88,415,726
Dolan McEniry Corporate Bond Fund*	—	—
APA Enhanced Income Municipal Fund*	(3,018)	3,018
DBi Managed Futures Strategy ETF (Consolidated)*	16,231,981 **	(16,231,981	)**
Berkshire Dividend Growth ETF*	(328,644)	328,644

*	The permanent differences primarily relate to equalization adjustments, net operating losses, redemptions-in-kind and merger adjustments.

**	Amounts disclosed are as of September 30, 2025.

The tax composition of dividends for the year ended December 31, 2025 and the year or period ended December 31, 2024 were as follows:

	2025					2024
Fund	Ordinary Income		Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Global Select Fund	$270,075		$—	$2,568,889	$38,493	$5,246,423	$1,736,025	$—
International Fund	1,667,355		—	280,088	—	1,811,056	—	290,953
Small Company Fund	95,171		—	2,291,158	—	1,539,520	6,219,116	—
Low Duration Income Fund	19,508,208	*	—	—	—	7,012,938	—	—
Dolan McEniry Corporate Bond Fund	18,816,984		—	—	—	11,405,926	—	—
APA Enhanced Income Municipal Fund	89,011		577,846	—	—	—	—	—
DBi Managed Futures Strategy ETF (Consolidated)	107,408,960		—	—	—	63,321,703	—	—
Berkshire Dividend Growth ETF	159,275		—	—	—	114,804	13,564	—

*

Income and capital gain distribution are determined in accordance with income tax regulations, which may differ from GAAP. This difference to the Statement of Changes in Net Assets arises primarily due to the deficiency dividend paid by the fund to cover the undistributed income of the target fund, iMGP Alternative Strategies Fund.

The Funds did not have any unrecognized tax benefits at December 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year ended December 31, 2025. The Funds are subject to examination by the U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 10 – Line of Credit

The Trust has an unsecured, uncommitted $100,000,000 line of credit with the Custodian, for the Global Select Fund, International Fund, Small Company Fund, Low Duration Income Fund, Dolan McEniry Corporate Bond Fund, APA Enhanced Income Municipal Fund, Polen Capital China Growth ETF and Polen Capital Emerging Markets ex-China Growth ETF (the “Eight Funds”) expiring on April 26, 2026. Polen Capital China Growth ETF and Polen Capital Emerging Markets ex-China Growth ETF are not included in this report. Under this agreement, borrowing interest rate is equal to the sum of applicable margin of 1.00%, and applicable rate of 0.10%, plus the higher of (i) the Federal Funds Effective Rate and (ii) Overnight Bank Funding Rate. There is no annual commitment fee on the uncommitted line of credit. There was a $50,000 annual administrative fee charged at the May 1, 2025 renewal.

Amounts outstanding to the Eight Funds under the Facility at no time shall exceed in the aggregate at any time the least of (a) $100,000,000; (b) 10% of the value of the total assets of each Fund less such Fund’s total liabilities not represented by senior securities less the value of

84	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

any assets of the Fund pledged to, or otherwise segregated for the benefit of a party other than the Custodian and in connection with a liability not reflected in the calculation of the Fund’s total liabilities.

For the year ended December 31, 2025, the Funds had borrowings under the agreement as follows:

Fund	Interest expense	Average borrowing amount*	Average borrowing rate*	Maximum borrowing amount	Outstanding balance**
Global Select Fund	$3,801	$1,200,000	5.430%	$1,200,000	$—
International Fund	27,608	3,200,000	5.418	3,200,000	—
Small Company Fund	18,795	1,508,434	5.380	4,400,000	—
Low Duration Income Fund	79,564	7,484,921	5.193	34,000,000	—

*	Average borrowing amount and average borrowing rate for the period the line was drawn.

**	Outstanding balance at December 31, 2025.

Note 11 – Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

Active Management Risk. Each Fund is actively managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund. A Fund’s investment strategy may fail to produce the intended results. There can be no assurance that a Fund will achieve its investment objective. A sub-advisor’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect, and the sub-advisor may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.

•

Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the Low Duration Income Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

•

Collateral Risk. If the Low Duration Income Fund and DBi Managed Futures Strategy ETF’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

•

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Low Duration Income Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of

Notes to Financial Statements	85

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

•

Commodity Risk. Exposure to the commodities markets (including financial futures markets) may subject the DBi Managed Futures Strategy ETF, through its investment in a wholly-owned subsidiary (the “Subsidiary”), which is organized under the laws of the Cayman Islands and is advised by its respective sub-advisor, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, public health crises and trade or price wars among commodity producers or buyers. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

•

Consumer Staples Sector Risk. Certain of the Funds, through the implementation of their respective investment strategies, may from time to time invest a significant portion of their assets in the consumer staples sector, which includes, for example, the food and staples retailing industry, the food, beverage and tobacco industry and the household and personal products industry. This sector can be significantly affected by, among other factors, the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigations. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•

Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•

Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the Low Duration Income Fund and the Dolan McEniry Corporate Bond Fund may be indirectly exposed to such risks associated with corporate debt obligations.

•

Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each of the Global Select Fund and International Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

•

Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. All of the Funds may invest in foreign currencies for hedging purposes.

•

Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•

Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•

Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

86	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

•

Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

•

P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•

Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•

Dividend Paying Securities Risk. The iMGP Berkshire Dividend Growth Fund’s emphasis on dividend-paying securities could cause the Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected.

•

Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•

Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•	ETF Risk. The DBi Managed Futures Strategy ETF and the Berkshire Dividend Growth ETF are each an ETF, and, as a result of an ETF’s structure, each is exposed to the following risks:

•

Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•

Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Notes to Financial Statements	87

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

•

European Investment Risk. Each of the Global Select Fund and International Fund may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the withdrawal of the UK from the EU (an event commonly known as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU. While the long-term consequences of Brexit remain unclear, Brexit has already resulted in periods of volatility in European and global financial markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. The U.K. and Europe may be less stable than they have been in recent years, and investments in the U.K. and the EU may be difficult to value, or subject to greater or more frequent volatility. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. seeks to negotiate the terms of its future trading relationships. The U.K. and European economies and the broader global economy could be significantly impacted, which could potentially have an adverse effect on the value of a Fund’s investments. Brexit may also cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

•

Financial Sector Risk. A Fund may from time to time invest a significant portion of its assets in the financial sector. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

•

Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by a Fund. Fixed income securities held by a Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

•

Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

•

Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by a Fund. Interest rates have been historically low, so a Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.

•

Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.

•

Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets.

•

Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.

•

Futures Contracts Risk. Futures contracts have a high degree of price variability and are subject to occasional rapid and substantial changes. There is an imperfect correlation between the change in market value of the futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts. Futures contracts pose the risk of a possible lack of a liquid secondary market, resulting in the potential inability to close a futures contract when desired. Futures contracts are also subject to risks related to possible market disruptions or other extraordinary events, including but not limited to, governmental intervention, and

88	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

potentially unlimited losses caused by unanticipated market movements. Futures contracts are subject to the possibility that the counterparties to the contracts will default in the performance of their obligations. If the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its futures contracts, or close certain positions at a time when it may be disadvantageous to do so. The successful use of futures contracts draws upon the Sub-Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations.

•

General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•

Geopolitical Events Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, trade disputes, supply chain disruptions, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, cybersecurity events, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, territorial invasions and global economic sanctions implemented in response, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

•

Government Securities and Agency Risk. Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

•

Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

•

Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

•

High-Yield Fixed Income Securities Risk. The fixed income securities held by a Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•

Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

•

Inflation Risk. At any time, the DBi Managed Futures Strategy ETF may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

•

Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Low Duration Income Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the

Notes to Financial Statements	89

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

•

Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

•

Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Low Duration Income Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

•

Large Capitalization Investing Risk. The securities of large-capitalization companies may underperform securities of smaller companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•

Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

•

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives and borrowing, particularly with respect to the Low Duration Income Fund. Although leverage creates an opportunity for increased income and gain, it also creates certain risks. For example, the use of leverage may cause the effect of an increase or decrease in the value of a Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Under normal circumstances, the Low Duration Income Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

•

Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by iM Global for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what iM Global believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.

•

Managed Futures Strategy Risk. In seeking to achieve its investment objective, the DBi Managed Futures Strategy ETF will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

•	Management Risk. A Fund that is actively managed may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

•

Market Risk. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investment may go up or down, sometimes dramatically and

90	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•

Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•

Models and Data Risk. This is the risk that one or all of the proprietary systematic and quantitative models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the DBi Managed Futures Strategy ETF.

•

Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

•

Municipal Market Risk. Factors unique to the municipal bond market may negatively affect the value of a Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. A Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. Some municipal obligations carry additional risk, such as those that are tied only to a specific stream of revenues. In addition, the municipal bond market, or portions thereof, may experience substantial volatility or become distressed, particularly during recessions or similar periods of economic stress, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. Actual or perceived changes in the financial health of the municipal market as a whole or in part may affect the valuation of debt securities held by a Fund.

•

Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

•

New Fund Risk. A Fund that is newly formed and has limited operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

•

Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside an Advisor’s or Sub-Advisor’s control, including instances at third parties. A Fund, its Advisor and Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

•

Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

•

Prepayment and Extension Risk. In times of declining interest rates, a Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

•

Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

Notes to Financial Statements	91

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

•

Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by a Fund or that could adversely impact the Fund’s performance.

•

Sector Concentration Risk. A Fund may concentrate its investments in a narrow segment of the total market. At December 31, 2025, the Small Company Fund has 27.1% of net assets invested in the Industrials sector of the stock market. Because of this, the Fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments.

•

Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

•

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of a Fund’s shares may fall. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

•

Short Position Risk. A Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. A Fund’s losses are potentially unlimited in a short position transaction.

•

Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•

Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

•

Subsidiary Risk. By investing in the Subsidiary, the DBi Managed Futures Strategy ETF is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

•

Tax Risk. The federal income tax treatment of the DBi Managed Futures Strategy ETF’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/ or net capital gains and, therefore, the distributions it makes. If a Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, a Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

•

TBAs and Dollar Rolls Risk. TBA (“to-be-announced”) and dollar roll transactions present special risks to the Low Duration Income Fund. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. TBAs and other forward settling securities involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. While dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities with different settlement dates, these transactions do not require the purchase and sale of identical securities so the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

•

Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

92	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

•

Unfavorable Tax Treatment Risk. Various types of investments in which the Low Duration Income Fund may invest, including derivatives, mortgage related securities, and REITs, may cause the returns of the Fund to be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Low Duration Income Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

•

U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of a Fund, which will vary with changes in interest rates, the sub-advisor’s performance and other market conditions.

•

U.S. Trade Policy Risk. In the U.S., the Trump administration recently enacted and proposed to enact significant new tariffs on imports from certain countries. Additionally, President Trump has directed various federal agencies to further evaluate key aspects of U.S. trade policy and there has been ongoing discussion and commentary regarding potential significant changes to U.S. trade policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S. Any of these factors could depress economic activity and restrict a portfolio company’s access to suppliers or customers and have a material adverse effect on its business, financial condition or operations, which in turn could negatively impact a Fund.

•

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.

Note 12 – New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to the Funds’ income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

Note 13 – Fund Reorganizations

As of the close of business on April 17, 2025, pursuant to Agreements and Plans of Reorganization (the “Reorganization”) previously approved by the Funds’ Board of Trustees, all of the assets, subject to the liabilities, of the iMGP Alternative Strategies Fund (the “Alternative Strategies Fund”) were transferred to the Low Duration Income Fund (formerly iMGP High Income Fund). The Board determined that the Reorganization was in the best interest of the Alternative Strategies Fund’s shareholders, and did not dilute the interests of existing shareholders. The Low Duration income Fund has substantially the same investment objective and strategy as the Alternative Strategies Fund. Prior to the Reorganization, the Investor Class shares of the Alternative Strategies Fund were converted into Institutional Class shares at the close of business on February 28, 2025. 1,999,972 Investor Class shares were converted into 2,007,279 Institutional Class shares in the amount of $21,864,889. Shareholders of the Institutional Class shares of the Alternative Strategies Fund received 1.0861 Institutional Class shares of the Low Duration Income Fund in the Reorganization, which is equivalent in net asset value to the value of their shares of the Alternative Strategies Fund. The Reorganization qualified as a tax-free reorganization to the Funds’ shareholders. For financial reporting purposes, the acquiring fund is deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the acquired fund. The assets received and shares issued by the Low Duration Income Fund were recorded at fair value; however, the cost basis of the investments received from the Alternative Strategies Fund were carried forward to align ongoing reporting of the Low Duration Income Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The costs of the Reorganization were shared equally by the Alternative Strategies Fund and

Notes to Financial Statements	93

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

the Low Duration Income Fund. Information with respect to the net assets and other relevant operating data for the acquired fund on the merger date are included below:

Acquired Fund	Alternative Strategies Fund
Net Assets	$318,986,317
Shares Outstanding	30,118,343
Net Asset Value	$10.59
Investments at fair value	$163,503,238
Unrealized appreciation/(depreciation)	$(40,553,210)
Undistributed net investment income (loss)	$13,810,868
Accumulated net realized gain (loss)	$(103,408,671)
Tax capital loss carryforward	$(93,758,931)

Acquiring Fund	Low Duration Income Fund
Net Assets immediately prior to merger	$154,891,642
Net Assets immediately after merger	$473,878,344
Fund Shares issued in exchange for acquired Fund	32,710,513
Exchange rate for shares issued	1.0861

Assuming the acquisitions had been completed on January 1, 2025, the beginning of the annual reporting period of the Funds, the Low Duration Income Fund’s pro forma results of operations for the year ended December 31, 2025, are as follows:

Acquiring Fund	Low Duration Income Fund
Net investment income	$23,607,918
Net realized and unrealized gain (loss) on investments, purchased options, unfunded loan commitment, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	5,951,462

Total increase from operations	$29,559,380

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Alternative Strategies Fund that have been included in the Low Duration Income Fund’s Statement of Operations since April 17, 2025.

Note 14 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events that require recognition or disclosure in the financial statements.

94	Litman Gregory Funds Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Litman Gregory Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, purchased options, forward foreign currency exchange contracts, futures contracts, swaps, and written options, of Litman Gregory Funds Trust comprising the Funds listed below (the “Funds”) as of December 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
iMGP Global Select Fund, iMGP International Fund, iMGP Small Company Fund, iMGP Low Duration Income Fund (formerly iMGP High Income Fund), iMGP Dolan McEniry Corporate Bond Fund, and iMGP DBi Managed Futures Strategy ETF*	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and 2021
iMGP Berkshire Dividend Growth ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024 and for the period from June 29, 2023 (commencement of operations) through December 31, 2023
iMGP APA Enhanced Income Municipal Fund	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period from December 16, 2024 (commencement of operations) through December 31, 2024

*	The financial statements referred to above are Consolidated Financial Statements

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agents, issuers, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Report of Independent Registered Public Accounting Firm	95

We have served as the auditor of one or more investment companies advised by iM Global Partner Fund Management, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 27, 2026

96	Litman Gregory Funds Trust

Litman Gregory Funds Trust

TAX INFORMATION – (Unaudited)

For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Global Select Fund	100.00%
International Fund	100.00%
Small Company Fund	100.00%
Low Duration Income Fund	0.84%
Dolan McEniry Corporate Bond Fund	0.00%
APA Enhanced Income Municipal Fund	0.00%
DBi Managed Futures Strategy ETF (Consolidated)	0.00%
Berkshire Dividend Growth ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was as follows:

Global Select Fund	100.00%
International Fund	0.00%
Small Company Fund	100.00%
Low Duration Income Fund	0.82%
Dolan McEniry Corporate Bond Fund	0.00%
APA Enhanced Income Municipal Fund	0.00%
DBi Managed Futures Strategy ETF (Consolidated)	0.00%
Berkshire Dividend Growth ETF	100.00%

Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended December 31, 2025.

Global Select Fund	$2,568,889
International Fund	280,088
Small Company Fund	2,291,158
Low Duration Income Fund	—
Dolan McEniry Corporate Bond Fund	—
APA Enhanced Income Municipal Fund	—
DBi Managed Futures Strategy ETF (Consolidated)	—
Berkshire Dividend Growth ETF	—

Additional Information Applicable to Foreign Shareholders Only:

The percent of ordinary dividend distributions for the year ended December 31, 2025, which are designated as interest-related dividends under Internal Revenue Code Section 871 (k)(1)(C) is as follows:

Global Select Fund	2.90%
International Fund	0.00%
Small Company Fund	0.00%
Low Duration Income Fund	53.00%
Dolan McEniry Corporate Bond Fund	97.90%
APA Enhanced Income Municipal Fund	100.00%
DBi Managed Futures Strategy ETF (Consolidated)	84.80%
Berkshire Dividend Growth ETF	0.35%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited):

Global Select Fund	100.00%
International Fund	0.00%
Small Company Fund	0.00%
Low Duration Income Fund	0.00%
Dolan McEniry Corporate Bond Fund	0.00%
APA Enhanced Income Municipal Fund	100.00%
DBi Managed Futures Strategy ETF (Consolidated)	0.00%
Berkshire Dividend Growth ETF	0.00%

Tax Information	97

Litman Gregory Funds Trust

TAX INFORMATION – (Unaudited) – (Continued)

For the year ended December 31, 2025, the International Fund earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from foreign Sourced Income
International Fund	$349,738	$0.0621	10.58%

98	Litman Gregory Funds Trust

Advisor:

iM Global Partner Fund Management, LLC

2301 Rosecrans Avenue, Suite 2150

El Segundo, CA 90245

Distributor:

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent:

SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219922

Kansas City, MO 64121-9922

1-800-960-0188

For Overnight Delivery:

iMGP Funds

C/O SS&C Global Investor & Distribution Solutions, Inc.

330 W. 9th Street

Kansas City, MO 64105

Transfer Agent (for iMGP DBi Managed Futures Strategy ETF, and iMGP Berkshire Dividend Growth ETF)

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1

Boston, MA 02114-2016

1-800-960-0188

Investment Professionals:

Registered Investment Advisors, broker/dealers, and other investment professionals may contact Fund Services at 1-925-254-8999.

Prospectus:

To request a current prospectus, statement of additional information, or an IRA application, call
1-800-960-0188.

Shareholder Inquiries:

To request action on your existing account of Non-ETFs, contact the Transfer agent, SS&C Global Investor & Distribution Solutions, Inc., at 1-800-960-0188, from 9:00 a.m. to 6:00 p.m. eastern time, Monday through Friday.

24-Hour Automated Information:

For Non-ETFs: For access to automated reporting of daily prices, account balances and transaction activity, call
1-800-960-0188, 24 hours a day, seven days a week. Please have your Fund number (see below) and account number ready in order to access your account information.

Information:

Fund	Symbol	CUSIP	Fund Number
Global Select Fund	MSEFX	53700T108	305
International Fund	MSILX	53700T207	306
Small Company Fund	PFSVX	53700T850	2965
Low Duration Income Fund	MAHIX	53700T876	1478
Dolan McEniry Corporate Bond Fund	IDMIX	53700T777	2967
APA Enhanced Income Municipal Fund	APAMX	53700T678	2969
DBi Managed Futures Strategy ETF	DBMF	53700T827
Berkshire Dividend Growth ETF	BDVG	53700T751

Website:

www.imgpfunds.com

Polen Capital China Growth ETF

Polen Capital Emerging Markets ex-China Growth ETF

Polen Capital Global Growth ETF

Polen Capital International Growth ETF

Certain Form N-CSR Information

December 31, 2025

ii	Litman Gregory Funds Trust

iM Global Partner Fund Management, LLC has ultimate responsibility for the funds’ performance due to its responsibility to oversee its investment managers and recommend their hiring, termination and replacement.

Table of Contents	1

Polen Capital China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025

Shares		Value

COMMON STOCKS: 98.6%

Communication Services: 21.5%
1,100	Baidu, Inc. - Class A*	$18,584
2,500	NetEase, Inc.	68,928
2,700	Tencent Holdings Ltd.	207,786
3,199	Tencent Music Entertainment Group - ADR	56,078

		351,376

Consumer Discretionary: 20.1%
6,500	Alibaba Group Holding Ltd.	119,252
4,200	ANTA Sports Products Ltd.	43,465
3,000	BYD Co. Ltd. - Class H	36,751
5,400	Haier Smart Home Co. Ltd. - Class H	16,845
1,300	Meituan - Class B*(a)	17,253
1,150	Trip.com Group Ltd.	81,853
2,100	Zhejiang Supor Co. Ltd. - Class A	13,246

		328,665

Consumer Staples: 2.2%
9,800	By-health Co. Ltd. - Class A	16,842
4,800	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	19,645

		36,487

Financials: 17.2%
10,200	AIA Group Ltd.	104,706
2,100	Hong Kong Exchanges & Clearing Ltd.	109,971
8,000	Ping An Insurance Group Co. of China Ltd. - Class H	66,962

		281,639

Health Care: 6.6%
58,000	AK Medical Holdings Ltd.(a)	42,474
4,000	Hansoh Pharmaceutical Group Co. Ltd.(a)	18,542
1,500	Innovent Biologics, Inc.*(a)	14,695
3,800	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	32,393

		108,104

Industrials: 11.4%
8,800	Centre Testing International Group Co. Ltd. - Class A	17,063
1,800	Contemporary Amperex Technology Co. Ltd. - Class A	94,599
3,300	Shenzhen Inovance Technology Co. Ltd. - Class A	35,573
11,000	SITC International Holdings Co. Ltd.	39,373

		186,608

Information Technology: 9.4%
780	Beijing Kingsoft Office Software, Inc. - Class A	34,274
1,900	Montage Technology Co. Ltd. - Class A	32,029
6,000	Sino Wealth Electronic Ltd. - Class A	24,067
12,400	Xiaomi Corp. - Class B*(a)	62,609

		152,979

Materials: 2.1%
8,800	Shandong Sinocera Functional Material Co. Ltd. - Class A	34,517

Shares		Value

Real Estate: 8.1%
9,200	China Resources Mixc Lifestyle Services Ltd.(a)	$50,755
8,000	KE Holdings, Inc. - Class A	42,654
8,900	Link REIT - REIT	39,723

		133,132

TOTAL COMMON STOCKS (Cost $1,263,321)		1,613,507

TOTAL INVESTMENTS(b) (Cost: $1,263,321): 98.6%		1,613,507

Other Assets in Excess of Liabilities: 1.4%		23,051

NET ASSETS: 100.0%		$1,636,558

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(b)	For additional information on China risk, see Note 9.

The accompanying notes are an integral part of these financial statements.

2	Litman Gregory Funds Trust

Polen Capital Emerging Markets ex-China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025

Shares		Value

COMMON STOCKS: 99.4%

Brazil: 15.8%
48	MercadoLibre, Inc.*	$96,684
4,263	NU Holdings Ltd. - Class A*	71,363
26,520	Raia Drogasil SA	113,489
9,700	TOTVS SA	74,488
10,260	WEG SA	90,828

		446,852

Cambodia: 1.7%
81,024	NagaCorp Ltd.	48,509

India: 10.8%
551	Bajaj Auto Ltd.	57,319
7,208	HDFC Bank Ltd.	79,627
3,239	ICICI Lombard General Insurance Co. Ltd.(a)	70,669
6,143	Indian Hotels Co. Ltd.	50,403
11,893	Saregama India Ltd.	46,571

		304,589

Indonesia: 1.0%
56,254	Bank Central Asia Tbk. PT	27,241

Italy: 1.1%
1,880	Wizz Air Holdings PLC*(a)	32,253

Japan: 3.1%
3,530	Nexon Co. Ltd.	86,148

Poland: 5.1%
5,680	Dino Polska SA*(a)	65,323
6,374	InPost SA*	78,308

		143,631

Saudi Arabia: 2.3%
1,900	Riyadh Cables Group Co.	66,106

Singapore: 2.0%
101,600	Genting Singapore Ltd.	57,267

South Africa: 7.7%
4,348	Discovery Ltd.	59,772
1,940	Karooooo Ltd.	88,270
1,050	Naspers Ltd. - Class N	70,053

		218,095

South Korea: 14.1%
470	Hugel, Inc.*	75,204
249	Park Systems Corp.	36,126
1,920	Samsung Electronics Co. Ltd.	159,806
409	Sanil Electric Co. Ltd.	36,938
348	SK Square Co. Ltd.*	88,899

		396,973

Taiwan: 21.3%
3,452	Accton Technology Corp.	130,190
250	ASPEED Technology, Inc.	57,765
2,000	MediaTek, Inc.	91,023
6,500	Taiwan Semiconductor Manufacturing Co. Ltd.	320,650

		599,628

Shares		Value

United Arab Emirates: 2.7%
44,320	Salik Co. PJSC	$76,622

Uruguay: 3.6%
7,084	Dlocal Ltd.	100,168

Vietnam: 7.1%
13,260	FPT Corp.	48,301
27,900	Mobile World Investment Corp.	93,778
15,600	Phu Nhuan Jewelry JSC	57,536

		199,615

TOTAL COMMON STOCKS (Cost $2,493,510)		2,803,697

TOTAL INVESTMENTS (Cost: $2,493,510): 99.4%		2,803,697

Other Assets in Excess of Liabilities: 0.6%		16,370

NET ASSETS: 100.0%		$2,820,067

Percentages are stated as a percent of net assets.

PJSC	Public Joint-Stock Company
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	3

Polen Capital Emerging Markets ex-China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Semiconductors & Semiconductor Equipment	16.7%
Electrical Equipment	6.8%
Consumer Staples Distribution & Retail	6.3%
Banks	6.3%
Broadline Retail	5.9%
Software	5.8%
Technology Hardware, Storage & Peripherals	5.7%
Hotels, Restaurants & Leisure	5.5%
Entertainment	4.8%
Insurance	4.6%
Communications Equipment	4.6%
Financial Services	3.6%
Specialty Retail	3.3%
Industrial Conglomerates	3.1%
Air Freight & Logistics	2.8%
Transportation Infrastructure	2.7%
Biotechnology	2.7%
Textiles, Apparel & Luxury Goods	2.1%
Automobiles	2.0%
IT Services	1.7%
Electronic Equipment, Instruments & Components	1.3%
Passenger Airlines	1.1%

Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%

Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

4	Litman Gregory Funds Trust

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025

Shares		Value

COMMON STOCKS: 98.2%

Brazil: 2.8%
2,611	MercadoLibre, Inc.*	$5,259,233

Canada: 4.2%
48,779	Shopify, Inc. - Class A*	7,851,956

China: 3.4%
82,986	Tencent Holdings Ltd.	6,386,409

France: 2.0%
8,644	L’Oreal SA	3,718,377

Germany: 4.7%
20,747	SAP SE	5,072,184
69,452	Siemens Healthineers AG(a)	3,660,756

		8,732,940

Netherlands: 3.2%
3,635	Adyen NV*(a)	5,864,802

Taiwan: 3.2%
19,440	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,907,622

United States: 74.7%
35,838	Abbott Laboratories	4,490,143
8,468	Adobe, Inc.*	2,963,715
36,861	Alphabet, Inc. - Class C	11,566,982
47,343	Amazon.com, Inc.*	10,927,711
24,154	Aon PLC - Class A	8,523,463
40,685	Boston Scientific Corp.*	3,879,315
18,746	Broadcom, Inc.	6,487,991
61,632	CoStar Group, Inc.*	4,144,136
7,654	Eli Lilly & Co.	8,225,601
4,013	IDEXX Laboratories, Inc.*	2,714,915
15,508	MasterCard, Inc. - Class A	8,853,207
24,157	Microsoft Corp.	11,682,808
12,286	MSCI, Inc.	7,048,847
58,010	NVIDIA Corp.	10,818,865
33,025	Oracle Corp.	6,436,903
16,701	Paycom Software, Inc.	2,661,471
26,158	ServiceNow, Inc.*	4,007,144
5,831	Spotify Technology SA*	3,386,120
40,260	Starbucks Corp.	3,390,295
40,887	Uber Technologies, Inc.*	3,340,877
24,765	Visa, Inc. - Class A	8,685,333
38,432	Zoetis, Inc.	4,835,514

		139,071,356

TOTAL COMMON STOCKS (Cost $174,464,612)		182,792,695

Principal Amount		Value

SHORT-TERM INVESTMENTS: 1.8%

REPURCHASE AGREEMENTS: 1.8%
$3,475,900	Fixed Income Clearing Corp. 1.060%, 12/31/2025, due 01/02/2026 [collateral: par value $3,514,800, U.S. Treasury Note, 3.875%, due 05/31/2027, value $3,546,295] (proceeds $3,476,105)	$3,475,900

TOTAL SHORT-TERM INVESTMENTS (Cost $3,475,900)		3,475,900

TOTAL INVESTMENTS (Cost: $177,940,512): 100.0%		186,268,595

Liabilities in Excess of Other Assets: (0.0)%		(63,455)

NET ASSETS: 100.0%		$186,205,140

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	5

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Software	16.2%
Financial Services	12.6%
Semiconductors & Semiconductor Equipment	12.5%
Interactive Media & Services	9.6%
Broadline Retail	8.7%
Health Care Equipment & Supplies	8.0%
Pharmaceuticals	7.0%
Insurance	4.6%
IT Services	4.2%
Capital Markets	3.8%
Real Estate Management & Development	2.2%
Personal Care Products	2.0%
Hotels, Restaurants & Leisure	1.8%
Entertainment	1.8%
Ground Transportation	1.8%
Professional Services	1.4%
Short-Term Investments	1.8%

Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%

Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

6	Litman Gregory Funds Trust

Polen Capital International Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025

Shares		Value

COMMON STOCKS: 98.6%

Brazil: 9.4%
789	MercadoLibre, Inc.*	$1,589,251
52,284	NU Holdings Ltd. - Class A*	875,234

		2,464,485

Canada: 5.4%
8,832	Shopify, Inc. - Class A*	1,421,687

China: 3.0%
10,300	Tencent Holdings Ltd.	792,664

Germany: 10.1%
4,327	Adidas AG	858,318
7,291	SAP SE	1,782,489

		2,640,807

India: 8.1%
35,299	HDFC Bank Ltd. - ADR	1,289,826
15,864	ICICI Bank Ltd. - ADR	472,747
4,327	MakeMyTrip Ltd.*	355,333

		2,117,906

Japan: 8.6%
1,700	Disco Corp.	522,202
7,900	Nintendo Co. Ltd.	533,753
5,530	Tokyo Electron Ltd.	1,210,277

		2,266,232

Netherlands: 12.0%
593	Adyen NV*(a)	956,761
948	ASM International NV	575,770
1,482	ASML Holding NV	1,602,296

		3,134,827

Poland: 2.9%
62,420	InPost SA*(b)	766,861

Singapore: 1.7%
3,438	Sea Ltd. - ADR*	438,586

Spain: 1.4%
5,157	Amadeus IT Group SA	380,259

Switzerland: 4.9%
978	Lonza Group AG	662,595
13,160	On Holding AG - Class A*	611,677

		1,274,272

United Kingdom: 7.0%
125,967	Sage Group PLC	1,834,197

United States: 24.1%
2,727	Aon PLC - Class A	962,304
7,113	Globant SA*	464,977
7,291	ICON PLC*	1,328,566
6,228	Medtronic PLC	598,261
6,525	Monday.com Ltd.*	962,829
3,794	Schneider Electric SE	1,045,747
475	Spotify Technology SA*	275,837
2,015	Willis Towers Watson PLC	662,129

		6,300,650

TOTAL COMMON STOCKS (Cost $27,247,610)		25,833,433

Principal Amount		Value

SHORT-TERM INVESTMENTS: 1.3%

REPURCHASE AGREEMENTS: 1.3%
$344,511	Fixed Income Clearing Corp. 1.060%, 12/31/2025, due 01/02/2026 [collateral: par value $348,400, U.S. Treasury Note, 3.875%, due 05/31/2027, value $351,556] (proceeds $344,531)	$344,511

TOTAL REPURCHASE AGREEMENTS (Cost $344,511)		344,511

TOTAL SHORT-TERM INVESTMENTS (Cost $344,511)		344,511

TOTAL INVESTMENTS (Cost: $27,592,121): 99.9%		26,177,944

Other Assets in Excess of Liabilities: 0.1%		13,171

NET ASSETS: 100.0%		$26,191,115

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(b)	Security, or portion thereof, is out on loan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	7

Polen Capital International Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2025 (Continued)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Software	17.5%
Semiconductors & Semiconductor Equipment	14.9%
Banks	10.0%
Broadline Retail	7.8%
Life Sciences Tools & Services	7.6%
IT Services	7.2%
Insurance	6.2%
Textiles, Apparel & Luxury Goods	5.7%
Electrical Equipment	4.0%
Financial Services	3.7%
Entertainment	3.0%
Interactive Media & Services	3.0%
Air Freight & Logistics	2.9%
Hotels, Restaurants & Leisure	2.8%
Health Care Equipment & Supplies	2.3%
Short-Term Investments	1.3%

Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%

Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

8	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2025

	Polen Capital China Growth ETF	Polen Capital Emerging Markets ex-China Growth ETF	Polen Capital Global Growth ETF	Polen Capital International Growth ETF
ASSETS:
Investments in securities at cost	$1,263,321	$2,493,510	$174,464,612	$27,247,610
Repurchase agreements at cost	—	—	3,475,900	344,511

Total investments at cost	$1,263,321	$2,493,510	$177,940,512	$27,592,121

Investments in securities at value[1]	$1,613,507	$2,803,697	$182,792,695	$25,833,433
Repurchase agreements at value	—	—	3,475,900	344,511

Total investments at value	$1,613,507	$2,803,697	$186,268,595	$26,177,944

Cash	19,428	9,384	—	—
Cash, denominated in foreign currency (cost of $1,451, $1,282, $60 and $242, respectively)	1,451	1,284	60	244
Receivables:
Foreign tax reclaims	—	—	53,103	21,540
Dividends and interest	—	4,820	15,861	6,286
Advisory reimbursement	2,172	1,286	—	—

Total Assets	1,636,558	2,820,471	186,337,619	26,206,014

LIABILITIES:
Payables:
Advisory fees	—	—	129,170	14,899
Foreign taxes withheld	—	404	3,309	—

Total Liabilities	—	404	132,479	14,899

NET ASSETS	$1,636,558	$2,820,067	$186,205,140	$26,191,115

Net Assets	$1,636,558	$2,820,067	$186,205,140	$26,191,115
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	125,000	250,000	15,575,000	2,860,000
Net asset value, offering price and redemption price per share	$13.09	$11.28	$11.96	$9.16

COMPONENTS OF NET ASSETS
Paid-in capital	$1,282,418	$2,614,495	$191,703,764	$30,076,004
Accumulated distributable earnings (deficit)	354,140	205,572	(5,498,624)	(3,884,889)

NET ASSETS	$1,636,558	$2,820,067	$186,205,140	$26,191,115

1	Includes $690,616 of securities on loan in Polen Capital International Growth ETF.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	9

Litman Gregory Funds Trust

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2025

	Polen Capital China Growth ETF	Polen Capital Emerging Markets ex-China Growth ETF	Polen Capital Global Growth ETF	Polen Capital International Growth ETF
INVESTMENT INCOME:
Income
Dividends (net of foreign taxes withheld of $1,128, $5,553, $43,685 and $26,569, respectively)	$33,555	$47,695	$1,164,758	$256,245
Interest	178	3	66,601	12,460
Securities lending income (See Note 2)	—	—	294	910

Total income	33,733	47,698	1,231,653	269,615

Expenses
Advisory fees	15,918	26,327	1,505,391	231,113

Total expenses	15,918	26,327	1,505,391	231,113

Net expenses	15,918	26,327	1,505,391	231,113

Net investment income (loss)	17,815	21,371	(273,738)	38,502

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	67,395	(99,508)	(12,815,316)	(1,357,615)
Foreign currency transactions	(213)	(6,173)	(22,898)	(4,923)
In-kind redemptions	—	—	14,775,378	1,866,336

Net realized gain (loss)	67,182	(105,681)	1,937,164	503,798

Net change in unrealized appreciation/depreciation on:
Investments	215,462	408,314	1,677,767	(510,627)
Foreign currency transactions	(334)	174	5,278	2,180

Net change in unrealized appreciation/depreciation	215,128	408,488	1,683,045	(508,447)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	282,310	302,807	3,620,209	(4,649)

Net increase in net assets resulting from operations	$300,125	$324,178	$3,346,471	$33,853

The accompanying notes are an integral part of these financial statements.

10	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Polen Capital China Growth ETF		Polen Capital Emerging Markets ex-China Growth ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024*	Year Ended December 31, 2025	Period Ended December 31, 2024**
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income after tax	$17,815	$22,361	$21,371	$1,035
Net realized gain (loss) on investments and foreign currency transactions	67,182	(39,515)	(105,681)	(8,390)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	215,128	135,058	408,488	(98,280)

Net increase (decrease) in net assets resulting from operations	300,125	117,904	324,178	(105,635)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(37,376)	(26,513)	(11,150)	(2,600)

Total distributions	(37,376)	(26,513)	(11,150)	(2,600)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	1,781,057	—	2,615,274
Payment for shares redeemed	—	(498,639)	—	—

Net increase in net assets from capital share transactions	—	1,282,418	—	2,615,274

Total increase in net assets	262,749	1,373,809	313,028	2,507,039
NET ASSETS:
Beginning of period	1,373,809	—	2,507,039	—

End of period	$1,636,558	$1,373,809	$2,820,067	$2,507,039

CAPITAL TRANSACTIONS IN SHARES
Sold	—	175,000	—	250,000
Redeemed	—	(50,000)	—	—

Net increase from capital share transactions	—	125,000	—	250,000

*	Commenced operations on March 14, 2024.
**	Commenced operations on September 11, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	11

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Polen Capital Global Growth ETF		Polen Capital International Growth ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Period Ended December 31, 2024*
INCREASE (DECREASE) IN NET ASSETS FROM: OPERATIONS
Net investment income (loss)	$(273,738)	$(197,118)	$38,502	$94,816
Net realized gain (loss) on investments and foreign currency transactions	1,937,164	6,876,224	503,798	(1,129,978)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	1,683,045	4,601,317	(508,447)	(904,009)

Net increase (decrease) in net assets resulting from operations	3,346,471	11,280,423	33,853	(1,939,171)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	—	—	(37,180)	(94,830)

Total distributions	—	—	(37,180)	(94,830)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	89,338,486	144,077,495	6,273,118	28,617,445
Payment for shares redeemed	(63,098,524)	(37,075,453)	(6,662,120)	—

Net increase (decrease) in net assets from capital share transactions	26,239,962	107,002,042	(389,002)	28,617,445

Total increase (decrease) in net assets	29,586,433	118,282,465	(392,329)	26,583,444
NET ASSETS:
Beginning of period	156,618,707	38,336,242	26,583,444	—

End of period	$186,205,140	$156,618,707	$26,191,115	$26,583,444

CAPITAL TRANSACTIONS IN SHARES
Sold	7,605,000	12,875,000	640,000	2,900,000
Redeemed	(5,330,000)	(3,225,000)	(680,000)	—

Net increase (decrease) from capital share transactions	2,275,000	9,650,000	(40,000)	2,900,000

*	Commenced operations on March 14, 2024.

The accompanying notes are an integral part of these financial statements.

12	Litman Gregory Funds Trust

Polen Capital China Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Year Ended December 31, 2025	Period Ended December 31, 2024**
Net asset value, beginning of period	$10.99	$10.00

Income from investment operations:
Net investment income[1]	0.14	0.18

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	2.26	1.02

Total income from investment operations	2.40	1.20

Less distributions:
From net investment income	(0.22)	(0.21)

From net realized gains	(0.08)	—

Total distributions	(0.30)	(0.21)

Net asset value, end of period	$13.09	$10.99

Market price, end of period	$13.08	$10.87

Net asset value total return	21.83%	12.00	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,637	$1,374

Ratios of total expenses to average net assets:
Including tax expense and before fees waived	1.00%	5.65	%*

Including tax expense and after fees waived	1.00%	1.00	%*,2

Ratio of net investment income to average net assets including tax expense and fees waived	1.12%	2.08	%*,2

Portfolio turnover rate	34.69%	41.06	%+

+	Not annualized.
*	Annualized.
**	Commenced operations on March 14, 2024.
1	Calculated based on the average shares outstanding methodology.
2

Ratio of total expenses to average net assets including tax expense after fees waived, and ratio of net investment income to average net assets including tax expense and fees waived includes a voluntary waiver of 4.65% and income tax expense of 4.65%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	13

Polen Capital Emerging Markets ex-China Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Year Ended December 31, 2025	Period Ended December 31, 2024**
Net asset value, beginning of period	$10.03	$10.00

Income from investment operations:
Net investment income[1]	0.09	0.00	^

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	1.20	0.04	[2]

Total income from investment operations	1.29	0.04

Less distributions:
From net investment income	(0.04)	(0.01)

From net realized gains	—	—

Total distributions	(0.04)	(0.01)

Net asset value, end of period	$11.28	$10.03

Market price, end of period	$11.26	$10.04

Net asset value total return	12.91%	0.39	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,820	$2,507

Ratios of total expenses to average net assets:
Before fees waived	1.00%	1.00	%*

After fees waived	1.00%	1.00	%*

Ratio of net investment income to average net assets	0.81%	0.15	%*

Portfolio turnover rate	42.55%	7.03	%+

+	Not annualized.
*	Annualized.
**	Commenced operations on September 11, 2024.
^	Amount represents less than $0.01 per share.
1	Calculated based on the average shares outstanding methodology.
2

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

14	Litman Gregory Funds Trust

Polen Capital Global Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Year Ended December 31,		Period Ended December 31, 2023**
	2025	2024
Net asset value, beginning of period	$11.78	$10.50	$10.00

Income from investment operations:
Net investment loss[1]	(0.02)	(0.02)	(0.01)

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	0.20	1.30	0.51

Total income from investment operations	0.18	1.28	0.50

Less distributions:
From net investment income	—	—	—

From net realized gains	—	—	—

Total distributions	—	—	—

Net asset value, end of period	$11.96	$11.78	$10.50

Market price, end of period	$11.97	$11.78	$10.48

Net asset value total return	1.53%	12.12%[2]	5.03	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$186,205	$156,619	$38,336

Ratios of total expenses to average net assets:
Before fees waived	0.85%	0.85%	0.85	%*

After fees waived	0.85%	0.85%	0.85	%*

Ratio of net investment loss to average net assets	(0.15)%	(0.18)%	(0.41	)%*

Portfolio turnover rate	56.70%[5]	17.61%[4]	3.65	%+,3

+	Not annualized.
*	Annualized.
**	Commenced operations on August 29, 2023.
1	Calculated based on the average shares outstanding methodology.
2	The total return does not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.
3

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 3.65% for the period ended December 31, 2023.

4

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 49.86% for the year ended December 31, 2024.

5

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 93.60% for the year ended December 31, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	15

Polen Capital International Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Year Ended December 31, 2025	Period Ended December 31, 2024**
Net asset value, beginning of period	$9.17	$10.00

Income from investment operations:
Net investment income[1]	0.01	0.04

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	(0.01)	(0.84)

Total income (loss) from investment operations	—	(0.80)

Less distributions:
From net investment income	(0.01)	(0.03)

From net realized gains	—	—

Total distributions	(0.01)	(0.03)

Net asset value, end of period	$9.16	$9.17

Market price, end of period	$9.12	$9.13

Net asset value total return	0.04%	(8.01	)%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$26,191	$26,583

Ratios of total expenses to average net assets:
Before fees waived	0.85%	0.85	%*

After fees waived	0.85%	0.85	%*

Ratio of net investment income to average net assets	0.14%	0.46	%*

Portfolio turnover rate	36.03%[3]	24.21	%+,2

+	Not annualized.
*	Annualized.
**	Commenced operations on March 14, 2024.
1	Calculated based on the average shares outstanding methodology.
2

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 24.21% for the period ended December 31, 2024.

3

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 59.62% for the year ended December 31, 2025.

The accompanying notes are an integral part of these financial statements.

16	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization

Litman Gregory Funds Trust (the “Trust”) was organized as a Delaware business trust on August 1, 1996, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. Effective August 1, 2011, The Masters’ Select Funds Trust changed its name to the Litman Gregory Funds Trust. The Trust consists of twelve separate series. The Polen Capital China Growth ETF, Polen Capital Emerging Markets ex-China Growth ETF, Polen Capital Global Growth ETF and Polen Capital International Growth ETF (together the “Funds”) are the only series included in this report.

The Polen Capital China Growth ETF seeks to achieve long-term growth of capital. The Polen Capital China Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a portfolio of equity securities of Chinese companies that in the opinion of Polen Capital Management, LLC (the “Sub-Advisor”), have a sustainable competitive advantage. The Polen Capital China Growth ETF may also gain exposure to such issuers by investing in depositary receipts including Global Depositary Receipts, American Depositary Receipts and International Depositary Receipts or through variable interest entities. The Polen Capital China Growth ETF invests across the market capitalization spectrum in small, mid-and large capitalization companies. Shares of the Polen Capital China Growth ETF are listed and traded on the New York Stock Exchange Arca.

The Polen Capital Emerging Markets ex-China Growth ETF seeks to achieve long-term growth of capital. The Polen Capital Emerging Markets ex-China Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a portfolio of common stocks of companies in emerging markets that in the opinion of Polen Capital Management, LLC, have a sustainable competitive advantage. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes), at the time of initial purchase, in equity or equity-related securities of issuers that are located in an emerging market country, excluding China. Equity and equity-related securities include common and preferred stocks and warrants on common stock. Shares of the Polen Capital Emerging Markets ex-China Growth ETF are listed and traded on the New York Stock Exchange Arca.

The Polen Capital Global Growth ETF seeks to achieve long-term growth of capital. The Polen Capital Global Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a focused portfolio of approximately 25 to 40 common stocks of large capitalization companies (meaning companies with market capitalizations greater than $10 billion at the time of purchase) that are located anywhere in the world, including companies in both developed and emerging markets, and, in the opinion of Polen Capital Management, LLC, have a sustainable competitive advantage. In addition, the Polen Capital Global Growth ETF may from time to time purchase common stocks, including the common stock of medium capitalization companies (meaning companies with market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), if, in the Sub-Advisor’s opinion, the stock represents a particularly attractive investment opportunity. Shares of the Polen Capital Global Growth ETF are listed and traded on the New York Stock Exchange Arca.

The Polen Capital International Growth ETF seeks to achieve long-term growth of capital. The Polen Capital International Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a focused portfolio of approximately 25 to 35 common stocks of large capitalization companies (meaning companies with market capitalizations greater than $10 billion at the time of purchase) including companies in both developed and emerging markets, and, in the opinion of Polen Capital Management, LLC, have a sustainable competitive advantage. In addition, the Polen Capital International Growth ETF may from time to time purchase common stocks, including the common stock of medium capitalization companies (meaning companies with market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), if, in the Sub-Advisor’s opinion, the stock represents a particularly attractive investment opportunity. Shares of the Polen Capital International Growth ETF are listed and traded on the New York Stock Exchange Arca.

Note 2 – Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A

Accounting Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

B

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the

Notes to Financial Statements	17

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Sub-Advisors that selected the security for the Funds’ portfolio and iM Global Partner Fund Management, LLC (the “Advisor”) in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

The Funds are required to comply with U.S. Securities and Exchange Commission (the “SEC”) regulations that govern valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ Board has designated the Advisor as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by iM Global Partner Fund Management, LLC, subject to the Board’s oversight.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

C

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At December 31, 2025, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

At December 31, 2025, Polen Capital Global Growth ETF and Polen Capital International Growth ETF had investments in repurchase agreements with a gross value of $3,475,900 and $344,511, respectively, which are reflected as repurchase agreements on the Statements of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at December 31, 2025.

18	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

D

Securities Lending. The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned equity security that are foreign, or 102% of the then current market value of any other loaned security. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is invested in State Street Navigator Government Money Market Portfolio. The remaining contractual maturity of this investment is overnight and continuous. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears certain risks, including the risk of delay in the recovery of loaned securities, possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and the loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At December 31, 2025, securities on loan at value and collateral from securities on loan are listed below:

Fund	Value of securities on loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Polen Capital International Growth ETF	$690,616	$—	$724,696	$724,696

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day, additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

E

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

F

Distributions to Shareholders. Distributions paid to shareholders are recorded on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition – “temporary differences”), such amounts are reclassified within the capital accounts based on their federal tax-basis.

G

Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 (the “Code”) applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Accordingly, no provisions for federal income taxes are required. The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years (as applicable) and as of December 31, 2025, and have determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or penalties. Foreign securities held by the Funds may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds’ invest.

Notes to Financial Statements	19

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the year ended December 31, 2025, if any, are reflected as part of net realized gain (loss) in the Statements of Operations.

Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

The Funds may have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as foreign tax reclaims receivable in the Statements of Assets and Liabilities. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes and interest charges.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

H

Security Transactions, Dividend and Interest Income and Expenses. Security transactions are accounted for on the trade date. Realized gains and losses on securities transactions are reported on an identified cost basis. Dividend income and, where applicable, related foreign tax withholding expenses are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method and reflected within interest income on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Many expenses of the Trust can be directly attributed to a specific Fund. Each Fund is charged for expenses directly attributed to it. Expenses that cannot be directly attributed to a specific Fund are allocated among the Funds in the Trust in proportion to their respective net assets or other appropriate method.

I

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of December 31, 2025, there were no restricted securities held in the Funds.

J

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

K

Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

L

Segment Reporting. The Funds adopted FASB Accounting Standards Update No. 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. The Funds’ Treasurer acts as the Funds’ chief operating decision maker (“CODM”). The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and evaluates performance in accordance with the Funds’ principal investment strategies disclosed in their prospectus. The CODM uses these measures to assess Funds performance and allocate resources effectively. The Funds’ total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Funds performance and to make resource allocation decisions for the Funds’ single segment are consistent with that presented within the Funds’ financial statements.

20	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Litman Gregory Fund Advisors, LLC. Effective October 1, 2021, Litman Gregory Fund Advisors, LLC has changed its name to iM Global Partner Fund Management, LLC and also subsequently referred to as “iM Global”. Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the annual rate below of the respective Fund’s average daily net assets:

Fund	Contractual Management Rate
Polen Capital China Growth ETF	1.00%
Polen Capital Emerging Markets ex-China Growth ETF	1.00%
Polen Capital Global Growth ETF	0.85%
Polen Capital International Growth ETF	0.85%

The investment advisory fee covers ordinary operating expenses other than taxes, brokerage commissions and other transactional expenses, accrued deferred tax liability, acquired fund fees and expenses and extraordinary expenses.

The Advisor engages a sub-advisor to manage the Funds and pays the sub-advisor from its advisory fees.

State Street Bank and Trust Company (“State Street”) serves as the Administrator, Transfer Agent, Custodian and Fund Accountant to the Funds.

The Funds’ distributor is ALPS Distributors, Inc. (the “Distributor”).

An employee of the Advisor serves as the Funds’ Chief Compliance Officer (“CCO”). The CCO receives no compensation from the Funds for his services, however, the Funds in the Trust reimbursed the Advisor $157,500 for the year ended December 31, 2025 for the services of the CCO.

During the year ended December 31, 2025, each independent Trustee, within the meaning of the 1940 Act, was compensated by the Trust in the amount of $135,000. The Chairperson of the Board was compensated in the amount of $147,500.

Certain officers and Trustees of the Trust are also officers of the Advisor.

Note 4 – Distribution Plan

The Funds issue and redeem Shares at Net Asset Value (“NAV”) only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Funds, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Note 5 – Investment Transactions

The cost of securities purchased and the proceeds from securities sold for the year ended December 31, 2025, excluding short-term investments and in-kind transactions were as follows:

Fund	Purchases	Sales
Polen Capital China Growth ETF	$528,238	$563,884
Polen Capital Emerging Markets ex-China Growth ETF	1,156,547	1,089,391
Polen Capital Global Growth ETF	159,258,052	97,547,400
Polen Capital International Growth ETF	16,094,337	9,445,054

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below:

Fund	In-Kind Subscriptions	In-Kind Redemptions
Polen Capital Global Growth ETF	$28,443,307	$63,487,113
Polen Capital International Growth ETF	—	6,184,080

Notes to Financial Statements	21

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

Note 6 – Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Repurchase agreements are short-term investments, and are fair valued approximately at their principal amounts. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of the Funds’ assets and liabilities by level within the fair value hierarchy for the Funds as of December 31, 2025. These assets and liabilities are measured on a recurring basis.

Polen Capital China Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$1,613,507	$—	$—	$1,613,507

Total Equity	1,613,507	—	—	1,613,507

Total Investments in Securities	$1,613,507	$—	$—	$1,613,507

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Polen Capital Emerging Markets ex-China Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$446,852	$—	$—	$446,852
Cambodia	48,509	—	—	48,509
India	304,589	—	—	304,589
Indonesia	27,241	—	—	27,241
Italy	32,253	—	—	32,253
Japan	86,148	—	—	86,148
Poland	143,631	—	—	143,631
Saudi Arabia	66,106	—	—	66,106
Singapore	57,267	—	—	57,267
South Africa	218,095	—	—	218,095
South Korea	396,973	—	—	396,973
Taiwan	599,628	—	—	599,628
United Arab Emirates	76,622	—	—	76,622
Uruguay	100,168	—	—	100,168
Vietnam	199,615	—	—	199,615

Total Equity	2,803,697	—	—	2,803,697

Total Investments in Securities	$2,803,697	$—	$—	$2,803,697

22	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

Polen Capital Global Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$5,259,233	$—	$—	$5,259,233
Canada	7,851,956	—	—	7,851,956
China	6,386,409	—	—	6,386,409
France	3,718,377	—	—	3,718,377
Germany	8,732,940	—	—	8,732,940
Netherlands	5,864,802	—	—	5,864,802
Taiwan	5,907,622	—	—	5,907,622
United States	139,071,356	—	—	139,071,356

Total Equity	182,792,695	—	—	182,792,695

Short-Term Investments
Repurchase Agreements	—	3,475,900	—	3,475,900

Total Short-Term Investments	—	3,475,900	—	3,475,900

Total Investments in Securities	$182,792,695	$3,475,900	$—	$186,268,595

Polen Capital International Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$2,464,485	$—	$—	$2,464,485
Canada	1,421,687	—	—	1,421,687
China	792,664	—	—	792,664
Germany	2,640,807	—	—	2,640,807
India	2,117,906	—	—	2,117,906
Japan	2,266,232	—	—	2,266,232
Netherlands	3,134,827	—	—	3,134,827
Poland	766,861	—	—	766,861
Singapore	438,586	—	—	438,586
Spain	380,259	—	—	380,259
Switzerland	1,274,272	—	—	1,274,272
United Kingdom	1,834,197	—	—	1,834,197
United States	6,300,650	—	—	6,300,650

Total Equity	25,833,433	—	—	25,833,433

Short-Term Investments
Repurchase Agreements	—	344,511	—	344,511

Total Short-Term Investments	—	344,511	—	344,511

Total Investments in Securities	$25,833,433	$344,511	$—	$26,177,944

Notes to Financial Statements	23

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

Note 7 – Income Taxes and Distributions to Shareholders

As of December 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Polen Capital China Growth ETF	Polen Capital Emerging Markets ex-China Growth ETF	Polen Capital Global Growth ETF	Polen Capital International Growth ETF
Tax cost of Investments and derivatives	$1,264,974	$2,512,535	$178,359,600	$27,607,171
Gross Tax Unrealized Appreciation	389,820	491,810	17,084,816	1,619,690
Gross Tax Unrealized Depreciation	(41,287)	(200,648)	(9,175,821)	(3,048,917)

Net Tax unrealized appreciation (depreciation) on investments and derivatives	348,533	291,162	7,908,995	(1,429,227)
Net Tax unrealized appreciation (depreciation) on foreign currency	—	21	4,287	1,721

Net Tax unrealized appreciation (depreciation)	348,533	291,183	7,913,282	(1,427,506)

Undistributed Ordinary Income	1,396	20,299	—	—

Undistributed Long-Term Capital Gains	4,211	—	—	—

Capital Loss Carry Forward	—	(105,910)	(13,411,906)	(2,457,383)

Late Year Ordinary Loss Deferral	—	—	—	—

Post-October Capital Losses Deferral	—	—	—	—

Other Accumulated Gains/(Losses)	—	—	—	—

Total accumulated gain/(loss)	$354,140	$205,572	$(5,498,624)	$(3,884,889)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales and tax adjustments on passive foreign investment companies.

For the year ended December 31, 2025, capital loss carryover used in current year was as follows:

Fund	Capital Loss Carryover Utilized Short-Term
Polen Capital China Growth ETF	$40,189

The capital loss carry forwards for each Fund were as follows:

	Polen Capital Emerging Markets ex-China Growth ETF	Polen Capital Global Growth ETF	Polen Capital International Growth ETF
Capital Loss Carryforwards
Perpetual Short-Term	$(49,933)	$(3,780,085)	$(1,077,820)
Perpetual Long-Term	(55,977)	(9,631,821)	(1,379,563)

Total	$(105,910)	$(13,411,906)	$(2,457,383)

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, the following table shows the reclassifications made:

Fund	Accumulated Distributable Earnings (Deficit)	Paid In Capital
Polen Capital China Growth ETF*	$—	$—
Polen Capital Emerging Markets ex-China Growth ETF*	—	—
Polen Capital Global Growth ETF *	(14,350,821)	14,350,821
Polen Capital International Growth ETF *	(1,847,561)	1,847,561

*	The permanent differences primarily relate to distribution in excess, redemption-in-kinds, and net operating losses.

24	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

The tax composition of dividends for the year ended December 31, 2025 and the period ended December 31, 2024 were as follows:

	2025			2024
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Polen Capital China Growth ETF	$26,938	$10,438	$—	$26,513	$—	$—
Polen Capital Emerging Markets ex-China Growth ETF	11,150	—	—	2,600	—	—
Polen Capital Global Growth ETF	—	—	—	—	—	—
Polen Capital International Growth ETF	37,180	—	—	94,830	—	—

The Funds did not have any unrecognized tax benefits at December 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year ended December 31, 2025. The Funds are subject to examination by the U.S. federal and state tax authorities for returns filed for the prior one and two fiscal years, if any.

Note 8 – Line of Credit

The Trust has an unsecured, uncommitted $100,000,000 line of credit with the Custodian, for the Global Select Fund, International Fund, Small Company Fund, Low Duration Income Fund, Dolan McEniry Corporate Bond Fund, APA Enhanced Income Municipal Fund, Polen Capital China Growth ETF, and Polen Capital Emerging Markets ex-China Growth ETF (the “Eight Funds”) expiring on April 26, 2026. Polen Capital China Growth ETF and Polen Capital Emerging Markets ex-China Growth ETF are included in this report. Under this agreement, borrowing interest rate is equal to the sum of applicable margin of 1.00%, and applicable rate of 0.10%, plus the higher of (i) the Federal Funds Effective Rate and (ii) Overnight Bank Funding Rate. There is no annual commitment fee on the uncommitted line of credit. There was a $50,000 annual administrative fee charged at the May 1, 2025 renewal.

Amounts outstanding to the Eight Funds under the Facility at no time shall exceed in the aggregate at any time the least of (a) $100,000,000; (b) 10% of the value of the total assets of each Fund less such Fund’s total liabilities not represented by senior securities less the value of any assets of the Fund pledged to, or otherwise segregated for the benefit of a party other than the Custodian and in connection with a liability not reflected in the calculation of the Fund’s total liabilities.

For the year ended December 31, 2025, Polen Capital China Growth ETF and Polen Capital Emerging Markets ex-China Growth ETF had no borrowings under the agreement.

Note 9 – Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

China Risk. This is the risk that the value of the Polen Capital China Growth ETF’s investments in China may decline due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Participants in the Chinese market are subject to less regulation and oversight than participants in the U.S. market. This may lead to trading volatility, difficulty in the settlement and recording of transactions, and uncertainty in interpreting and applying laws and regulations. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in the economies of any of China’s key trading partners may adversely affect the securities of Chinese issuers. Regional conflict could also have an adverse effect on the Chinese economy.

•

Communications Sector Risk. Companies in the communications sector may be affected by competitive pressures (including innovation by competitors and pricing competition), substantial capital requirements, government regulation, revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and fluctuating demand due to changing consumer tastes and interests.

•

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, supply chains, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•

Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each Fund may invest a large portion of its assets in securities

Notes to Financial Statements	25

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

•

Currency Risk. This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

•

Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•

Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•

Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•

ESG Investing Risk. Because a Fund may take into consideration the environmental, social and governance characteristics of portfolio companies in which it may invest, the Fund may select or exclude securities of certain issuers for reasons other than potential performance. The Fund’s consideration of ESG characteristics in making its investment decisions may reduce or increase the Fund’s exposure to certain issuers, industries, sectors, regions or countries or cause the Fund to forego certain investment opportunities which may lower the performance of the Fund as compared to funds that do not utilize these considerations. Consideration of ESG characteristics is qualitative and subjective by nature, and there is no guarantee that the criteria used by the Sub-Advisor or any judgment exercised by the Sub-Advisor will reflect the opinions of any particular investor. Although an investment by the Fund in a company may satisfy one or more ESG and sustainability factors in the view of the portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG factors. In addition, the Sub-Advisor may utilize third party data to evaluate ESG factors which may be incomplete or inaccurate and cause the Sub-Advisor to incorrectly assess the ESG characteristics a security or issuer. Funds with ESG investment strategies are generally suited for long-term rather than short-term investors.

•	ETF Risk. As a result of the Funds’ ETF structure, each is exposed to the following risks:

•

Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

26	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

•

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra- day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•

Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

•

Europe Investing Risk. The Polen Capital Global Growth ETF may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the decision by the UK to withdraw from the EU (an event commonly known as “Brexit”). There continues to be uncertainty surrounding the ultimate impact of Brexit on the UK, the EU and the broader global economy. An exit by any member countries from the EU or the Economic and Monetary Union of the EU, or even the prospect of such an exit, could lead to increased volatility in European markets and negatively affect investments both in issuers in the exiting country and throughout Europe.

•

Financial Sector Risk. A Fund may from time to time invest a significant portion of its assets in the financial sector. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

•

Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets.

•

General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in certain markets or adverse investor sentiment.

•

Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasigovernmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

•

Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

•

Investing Through Stock Connects Risk. This is the risk that the Polen Capital China Growth ETF’s investments in China A Shares and/or China B Shares through the Stock Connects may be subject to trading, clearance, settlement, and other procedures, which could pose risks to the Polen Capital China Growth ETF and which may restrict the Polen Capital China Growth ETF’s ability to invest in or sell China A and/or China B Shares in a timely manner. Specifically, trading can be affected by market or bank closures, quota limits, and certain

Notes to Financial Statements	27

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

pre-delivery and pre-validation requirements, such that the Polen Capital China Growth ETF may not be able to purchase or dispose of its shares in a timely manner. In addition, the Polen Capital China Growth ETF’s purchase of China A and/or China B Shares through the Stock Connects may only be subsequently sold through the Stock Connects and is not otherwise transferable. The Polen Capital China Growth ETF’s shares will be registered in its custodian’s name on the Hong Kong Central Clearing and Settlement System, which may limit the Polen Capital Management, LLC’s ability to effectively manage the Polen Capital China Growth ETF’s holdings, including the potential enforcement of equity owner rights.

•

Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

•

Japan Investing Risk. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The Japanese economy is characterized by an aging demographic, declining population, large government debt and highly regulated labor market. Economic growth in Japan is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth of the Japanese economy and adverse economic conditions in the U.S. or other trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events). Other factors, such as the occurrence of natural disasters and relations with neighboring countries (including China, South Korea, North Korea and Russia), may also negatively impact the Japanese economy.

•

Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

•

Large-Capitalization Investing Risk. A Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

•

Latin America Investing Risk. The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates, high interest rates, high unemployment, government overspending and political instability. Similar conditions in the present or future could impact the Fund’s performance. Many Latin American countries are highly reliant on the exportation of commodities and their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. Investments in Latin American countries may be subject to currency risks, such as restrictions on the flow of money in and out of a country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of the Fund’s investments. Other Latin American investment risks may include inadequate investor protection, less developed regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity. The governments of many Latin American countries may also exercise substantial influence over many aspects of the private sector, and any such exercise could have a significant effect on companies in which the Fund invests. Securities of companies in Latin American countries may be subject to significant price volatility, which could impact Fund performance.

•	Management Risk. The Funds are actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for a Fund.

•

Market Risk. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investment may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•

Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

28	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

•

New Fund Risk. A Fund that is newly formed and has limited operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

•

Non-Diversified Fund Risk. Because a Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

•

Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside an Advisor’s or Sub-Advisor’s control, including instances at third parties. A Fund, its Advisor and Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

•

Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

•

Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by a Fund or that could adversely impact the Fund’s performance.

•

Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

•

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of a Fund’s shares may fall. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

•

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

•

Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•

Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

•

U.S. Trade Policy Risk. In the U.S., the Trump administration recently enacted and proposed to enact significant new tariffs on imports from certain countries. Additionally, President Trump has directed various federal agencies to further evaluate key aspects of U.S. trade policy and there has been ongoing discussion and commentary regarding potential significant changes to U.S. trade policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S. Any of these factors could depress economic activity and restrict a portfolio company’s access to suppliers or customers and have a material adverse effect on its business, financial condition or operations, which in turn could negatively impact a Fund.

Notes to Financial Statements	29

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

•

Variable Interest Entity Risk. The Polen Capital China Growth ETF may invest a substantial portion of its assets in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Polen Capital China Growth ETF) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.

Note 10 – New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to the Funds’ income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

Note 11 – Subsequent Events

At the recommendation of iM Global Partner Fund Management, LLC, the investment adviser to the Polen Capital Emerging Markets ex-China Growth ETF (the “Fund”), the Board of Trustees approved the liquidation and termination of the Fund. The Fund will create and redeem creation units through March 16, 2026, which will also be the last day of trading of shares on the NYSE Arca. On or about March 31, 2026, the Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to the shareholders.

30	Litman Gregory Funds Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Litman Gregory Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Litman Gregory Funds Trust comprising the Funds listed below (the “Funds”) as of December 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Polen Capital Global Growth ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024 and for the period from August 29, 2023 (commencement of operations) through December 31, 2023
Polen Capital China Growth ETF and Polen Capital International Growth ETF	For the year ended December 31, 2025	For the year ended December 31, 2025, and the period from March 14, 2024 (commencement of operations) through December 31, 2024
Polen Capital Emerging Markets ex-China Growth ETF	For the year ended December 31, 2025	For the year ended December 31, 2025, and the period from September 11, 2024 (commencement of operations) through December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of a Matter

As described in Note 11 to the financial statements, the Board of Trustees approved the liquidation and termination of the Polen Capital Emerging Markets Ex-China Growth ETF. In accordance with the liquidation and termination, the Polen Capital Emerging Markets Ex-China Growth ETF will be liquidated on or about March 31, 2026. Our opinion is not modified with respect to this matter.

We have served as the auditor of one or more investment companies advised by iM Global Partner Fund Management, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 27, 2026

Report of Independent Registered Public Accounting Firm	31

Litman Gregory Funds Trust

TAX INFORMATION – (Unaudited)

For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Polen Capital China Growth ETF	41.57%
Polen Capital Emerging Markets ex-China Growth ETF	100.00%
Polen Capital Global Growth ETF	0.00%
Polen Capital International Growth ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was as follows:

Polen Capital China Growth ETF	0.00%
Polen Capital Emerging Markets ex-China Growth ETF	0.00%
Polen Capital Global Growth ETF	0.00%
Polen Capital International Growth ETF	0.00%

Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended December 31, 2025.

Polen Capital China Growth ETF	$10,438
Polen Capital Emerging Markets ex-China Growth ETF	—
Polen Capital Global Growth ETF	—
Polen Capital International Growth ETF	—

Additional Information Applicable to Foreign Shareholders Only:

The percent of ordinary dividend distributions for the fiscal year ended December 31, 2025, which are designated as interest-related dividends under Internal Revenue Code Section 871 (k)(1)(C) is as follows:

Polen Capital China Growth ETF	0.51%
Polen Capital Emerging Markets ex-China Growth ETF	0.01%
Polen Capital Global Growth ETF	5.22%
Polen Capital International Growth ETF	4.51%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited):

Polen Capital China Growth ETF	0.00%
Polen Capital Emerging Markets ex-China Growth ETF	0.00%
Polen Capital Global Growth ETF	0.00%
Polen Capital International Growth ETF	0.00%

For the fiscal year ended December 31, 2025, the Polen Capital China Growth ETF, the Polen Capital Emerging Markets ex-China Growth ETF, and the Polen Capital International Growth ETF earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from foreign Sourced Income
Polen Capital China Growth ETF	$1,128	$0.0090	3.25%
Polen Capital Emerging Markets ex-China Growth ETF	5,426	0.0217	10.19
Polen Capital International Growth ETF	21,482	0.0075	7.60

32	Litman Gregory Funds Trust

Investment Adviser

iM Global Partner Fund Management, LLC

2301 Rosecrans Avenue, Suite 2150

El Segundo, CA 90245

Investment Sub-Advisor

Polen Capital Management, LLC

1825 NW Corporate Blvd. Suite 300

Boca Raton, FL 33431

Administrator

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1,

Boston, MA 02114-2016

Transfer Agent

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1,

Boston, MA 02114-2016

Principal Underwriter

ALPS Distributors, Inc.,

1290 Broadway, Suite 1100,

Denver, Colorado 80203

Custodian

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1,

Boston, MA 02114-2016

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800,

Cleveland, Ohio 44115

Legal Counsel

Paul Hastings LLP,

101 California Street, 48th Floor,

San Francisco, California 94111

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this Item 15.

Item 16. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Not applicable because the Code of Ethics is provided free of charge, upon request, as described in Item 2 of this Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable to open-end investment companies.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LITMAN GREGORY FUNDS TRUST

By:	/s/ John M. Coughlan
John M. Coughlan
Chief Executive Officer

Date:	March 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Coughlan
John M. Coughlan
Chief Executive Officer

Date:	March 10, 2026

By:	/s/ John M. Coughlan
John M. Coughlan
Treasurer

Date:	March 10, 2026